Filed with the U.S. Securities and Exchange Commission on October 16, 2015

1933 Act Registration File No. 333-17391
1940 Act File No. 811-07959

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.____	☐
Post-Effective Amendment No. 671	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 673	☒
(Check appropriate box or boxes.)

ADVISORS SERIES TRUST
 (Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

(Registrant’s Telephone Numbers, Including Area Code) (414) 765-6609

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Copies to:

Domenick Pugliese, Esq.
Paul Hastings LLP
Park Avenue Tower
75 East 55th Street
New York, New York 10022

It is proposed that this filing will become effective

☐	immediately upon filing pursuant to paragraph (b)
☐	on _______________ pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on _______________ pursuant to paragraph (a)(1)
☒	75 days after filing pursuant to paragraph (a)(2)
☐	on _______________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note:  This Post-Effective Amendment No. 671 to the Registration Statement of Advisors Series Trust (the “Trust”) is being filed for the purpose of adding a Class A to the Semper MBS Total Return Fund.

Subject to Completion—Dated October 16, 2015

The information in this Prospectus is not complete and may be changed.  We may not sell these securities until the registration statement filed with the U.S. Securities and Exchange Commission is effective.  This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Semper MBS Total Return Fund
Class A	[ ]
Institutional Class	SEMMX
Investor Class	SEMPX

Semper Short Duration Fund
Institutional Class	SEMIX
Investor Class	SEMRX

(Each a “Fund,” together the “Funds”)

Each a series of Advisors Series Trust (the “Trust”)

Prospectus
December [  ], 2015

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

Table of Contents - Prospectus

SUMMARY SECTION

SEMPER MBS TOTAL RETURN FUND (the “MBS Fund”)

Investment Objectives
The MBS Fund seeks to provide a high level of risk-adjusted current income and capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the MBS Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund’s Class A shares.  More information about these and other discounts is available from your financial professional and in the “More About Class A Shares” section on page [  ] of the Fund’s statutory Prospectus and the “Breakpoints/Volume Discounts and Sales Charge Waivers” section on page [  ] of the Fund’s Statement of Additional Information (“SAI”).

	Class A	Institutional Class	Investor Class
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.00%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of cost or market value at the time of redemption on investments of more than $1 million redeemed within 18 months)	0.50%	None	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.45%	0.45%	0.45%
Distribution and Service (Rule 12b-1) Fees	0.25%	None	0.25%
Other Expenses(1)	0.23%	0.23%	0.23%
Total Annual Fund Operating Expenses(1)	0.93%	0.68%	0.93%
Plus: Recouped Management Fees (2)	0.08%	0.08%	0.08%
Total Annual Fund Operating Expenses After Fee Recoupment(3)(4)	1.01%	0.76%	1.01%
(1)
Other expenses and acquired fund fees and expenses (“AFFE”) are based on estimated amounts for the current fiscal year (for Class A) and have been restated using the current fees as if they had been in effect during the entire current fiscal year (for Institutional Class and Investor Class).

(2)	Recouped Management Fees are based on estimated amounts for the current fiscal year.
(3)
Total Annual Fund Operating Expenses After Fee Recoupment do not correlate to the Ratio of Expenses to Average Net Assets Before Fee Waiver and Expense Reimbursement in the Financial Highlights section of the statutory prospectus, which reflects the actual operating expenses of the MBS Fund and does not include 0.01% that is attributed to AFFE or recouped management fees.

(4)
Semper Capital Management, L.P. (the “Adviser”) may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were paid, subject to the expense caps of 1.00% of average daily net assets for Class A shares, 0.75% of average daily net assets for Institutional Class shares and 1.00% of average daily net assets for Investor Class shares.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the recouped Management Fees only in the first year).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

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	1 Year	3 Years	5 Years	10 Years
Class A	$326	$539	$770	$1,433
Institutional Class	$ 78	$243	$422	$ 942
Investor Class	$103	$322	$558	$1,236

Portfolio Turnover.  The MBS Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 142% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the MBS Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in mortgage-backed securities (“MBS”).  MBS refers to a type of fixed income instrument that represents an interest in a pool of mortgages, including residential MBS (“RMBS”) and commercial MBS (“CMBS”), and includes securities issued by government sponsored entities (agency MBS).  MBS include fixed and variable rate securities with underlying fixed or variable rate mortgage loans and securities issued by private entities (non-agency MBS).  The weighted average maturity of the Fund’s MBS investments will generally range from between 1 and 10 years and the Fund may invest without limit in MBS that are rated below investment grade (i.e., “high yield” or “junk” ratings).  The Adviser considers securities to be of investment grade quality if they are rated BBB or higher by Standard & Poor’s Ratings Services (“S&P”) or Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or if unrated, determined by the Adviser to be of comparable quality.  The Fund may also invest up to 50% of its total assets in Rule 144A securities, up to 50% of its total assets in when-issued securities, and up to 10% of its total assets in other investment companies, including exchange-traded funds (“ETFs”).

The MBS Fund may sell securities short with respect to 100% of its total assets.  In general, the Adviser will sell securities short in conjunction with long positions with similar characteristics for the purposes of managing certain risks (primarily interest rate and/or yield spread risk) or for capturing differences in value between two securities, and not for forecasting the market’s direction.  In many instances, the Fund will utilize forward-settling sales of agency RMBS where the underlying pools of mortgage loans are To Be Announced (“TBA”) securities for these short selling activities.

The MBS Fund may employ hedging strategies to manage interest rate, credit spread and other risks.  Accordingly, the Fund may invest without limit in options, futures and swaps (including interest rate swaps, credit default swaps, total return swaps and swaptions) and TBA securities.  The Fund may also utilize leverage (i.e., borrow against a line of credit) as part of the portfolio management process, subject to the limits of the Investment Company Act of 1940, as amended (the “1940 Act”).

The MBS Fund may invest in high-quality, short-term debt securities and money market instruments for temporary defensive purposes.

The Adviser selects the MBS Fund’s investments based on quantitative analysis, including bottom-up, loan-level credit analysis and structural stress-testing, as well as top-down macro qualitative analysis, including outlook for the economy, interest rates and real estate fundamentals.  The Adviser will seek to sell/replace existing securities with new securities offering better relative value and performance expectations.  Separately, the Adviser will sell securities that have reached their price/valuation targets.  The Adviser may also sell securities as necessary to ensure that the Fund’s overall characteristics are in line with the Adviser’s current investment outlook.  The Fund’s annual portfolio turnover rate will generally be 100% or greater.

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Principal Investment Risks
Losing all or a portion of your money on your investment is a risk of investing in the MBS Fund.  The following additional risks could affect the value of your investment:

•
Market Risk.  The prices of the securities in which the MBS Fund invests may decline for a number of reasons, including in response to economic developments and perceptions about the creditworthiness of individual issuers.

•	Management Risk. The MBS Fund is an actively managed portfolio. The Adviser’s management practices and investment strategies might not work to produce the desired results.

•	Fixed-Income Securities Risk. The MBS Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

o	Credit Risk. The issuers of the debt securities held by the MBS Fund may not be able to make interest or principal payments.

o
Extension Risk.  If interest rates rise, repayments of principal on certain fixed-income securities may occur at a slower-than-expected rate and, as a result, the expected maturity of such securities could lengthen which could cause their value to decline.

o
Interest Rate Risk.  Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates.  It is likely there will be less governmental action in the near future to maintain low interest rates.  The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant.

o
Prepayment Risk.  Issuers of securities held by the MBS Fund may be able to prepay principal due on these securities, particularly during periods of declining interest rates.  Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise.  Prepayment risk is a major risk of MBS.

•
Risks Associated with Mortgage-Backed Securities.  These risks include Market Risk, Interest Rate Risk, Credit Risk and Prepayment Risk, as well as the risk that the structure of certain MBS may make their reaction to interest rates and other factors difficult to predict, which may cause their prices to be very volatile.  Interest rates may go up resulting in a decrease in the value of MBS held by the Fund.  Credit risk is the risk that an issuer will not make timely payments of principal and interest.  There is also the risk that an issuer may “call,” or repay, its high yielding bonds before their maturity dates.  MBS subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.  Limited trading opportunities for certain MBS may make it more difficult to sell or buy a security at a favorable price or time.  In particular, events related to the U.S. housing market in recent years have had a severe negative impact on the value of some MBS and resulted in an increased risk associated with investments in these securities.

•
Residential Mortgage-Backed Securities Risks.  RMBS are subject to the risks generally associated with mortgage-backed securities.  RMBS may not be backed by the full faith and credit of the U.S. Government and are subject to risk of default on the underlying mortgages.  RMBS issued by non-government entities may offer higher yields than those issued by government entities, but also may be subject to greater volatility than government issues.  Delinquencies and defaults by borrowers in payments on the underlying mortgages, and the related losses, are affected by general economic conditions, the borrower’s equity in the mortgaged property and the borrower’s financial circumstances.  The risks associated with RMBS are greater for those in the Alt-A first lien mortgage sectors than those in the prime first lien mortgage sectors, but the risks exist for all RMBS.  Recently, delinquency and defaults on residential mortgages have increased and may continue to increase.

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•
Commercial Mortgage-Backed Securities Risks.  CMBS are subject to the risks generally associated with mortgage-backed securities.  CMBS may not be backed by the full faith and credit of the U.S. Government and are subject to risk of default on the underlying mortgages.  CMBS issued by non-government entities may offer higher yields than those issued by government entities, but also may be subject to greater volatility than government issues.  CMBS react differently to changes in interest rates than other bonds and the prices of CMBS may reflect adverse economic and market conditions.  Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of CMBS.

•
Privately Issued Mortgage-Related Securities Risk.  MBS issued or guaranteed by private issuers is also known as “non-agency MBS”.  Privately issued mortgage-backed securities generally offer a higher rate of interest (but greater credit risk) than securities issued by U.S. Government issuers, as there are no direct or indirect governmental guarantees of payment.  The degree of risks will depend significantly on the ability of borrowers to make payments on the underlying mortgages and the seniority of the security held by the Fund with respect to such payments.  The market for privately-issued mortgage-backed securities is smaller and less liquid than the market for mortgage-backed securities issued by U.S. government issuers.

•
Sub-Prime Mortgage Risk.  The risk that an issuer of a sub-prime mortgage security will default on its payments of interest or principal on a security when due.  These risks are more pronounced in the case of sub-prime mortgage instruments than more highly ranked securities.  Because of this increased risk, these securities may also be less liquid and subject to more pronounced declines in value than more highly rated instruments in times of market stress.

•
Government-Sponsored Entities Risk.  Securities issued or guaranteed by government-sponsored entities, including Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corporation (“FHLMC”),  may not be guaranteed or insured by the U.S. Government and may only be supported by the credit of the issuing agency.

•
Risks Associated with Real Estate and Regulatory Actions.  The securities that the MBS Fund owns are dependent on real estate prices.  If real estate experiences a significant price decline, this could adversely affect the prices of the securities the Fund owns.  Any adverse regulatory action could impact the prices of the securities the Fund owns.

•
Rule 144A Securities Risk.  The market for Rule 144A securities typically is less active than the market for publicly-traded securities.  Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Fund to sell these securities.

•
High Yield Risk. Fixed income securities that are rated below investment grade (i.e., “junk bonds”) are subject to additional risk factors due to the speculative nature of the securities, such as increased possibility of default liquidation of the security, and changes in value based on public perception of the issuer.

•
Derivatives Risk.  A derivative security is a financial contract whose value is based on (or “derived from”) a traditional security (such as a bond) or a market index, and includes options, futures and swaps.  Derivatives involve the risk of improper valuation, the risk of ambiguous documentation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying security.

•
Counterparty Risk.  Counterparty risk arises upon entering into borrowing arrangements or derivative transactions and is the risk from the potential inability of counterparties to meet the terms of their contracts.

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•
Leverage Risk.  Leverage is the practice of borrowing money to purchase securities.  Leverage can increase the investment returns of the MBS Fund if the securities purchased increase in value in an amount exceeding the cost of the borrowing.  However, if the securities decrease in value, the Fund will suffer a greater loss than would have resulted without the use of leverage.

•
Short Sales Risk.  A short sale is the sale by the MBS Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position.  A short sale will be successful if the price of the shorted security decreases.  However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss.  The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction.  Therefore, short sales may be subject to greater risks than investments in long positions.

•
TBA Securities Risk. In a TBA transaction, a seller agrees to deliver a security at a future date, but does not specify the particular security to be delivered.  Instead, the seller agrees to accept any security that meets specified terms.  The principal risks of TBA transactions are increased interest rate risk and increased overall investment exposure.

•	Liquidity Risk. Low or lack of trading volume may make it difficult to sell securities held by the Fund at quoted market prices.

•
Investment Company Risk.  When the MBS Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees.  The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities the ETF or mutual fund holds.  The Fund also will incur brokerage costs when it purchases ETFs.

•
When-Issued Securities Risk.  The price or yield obtained in a when-issued transaction may be less favorable than the price or yield available in the market when the securities delivery takes place, or that failure of a party to a transaction to consummate the trade may result in a loss to the Fund or missing an opportunity to obtain a price considered advantageous.

•
Portfolio Turnover Risk.  A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability.  A high portfolio turnover rate also leads to higher transactions costs.

Performance
The following performance information provides some indication of the risks of investing in the MBS Fund.  The bar chart shows the annual return for the Fund’s Institutional Class shares for one year and does not reflect the sales charges applicable to Class A shares.  If sales charges were included, the returns would be lower than those shown in the bar chart.  The table shows how the Fund’s average annual returns for the one year and since inception periods compare to those of a broad measure of market performance.  Because Class A did not commence operations prior to the date of this prospectus, the table shows the performance for the Institutional Class and Investor Class.  The performance for Class A would differ only to the extent that Class A does not have the same expenses as the other share classes.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at semperfunds.com/funds/total_return/performance.html or by calling the Fund toll-free at 1-855-736-7799 (855-SEM-PRXX).

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Calendar Year Total Returns as of December 31 – Institutional Class

During the period shown on the bar chart, the MBS Fund’s highest total return for a quarter was 2.95% (quarter ended June 30, 2014) and the lowest total return for a quarter was 1.25% (quarter ended December 31, 2014).

Average Annual Total Returns (For the periods ended December 31, 2014) Institutional Class	1 Year	Since Inception (7/22/2013)
Return Before Taxes	9.33%	12.70%
Return After Taxes on Distributions	6.50%	10.17%
Return After Taxes on Distributions and Sale of Fund Shares	5.23%	8.55%
Investor Class
Return Before Taxes	8.99%	12.41%
Barclays Capital U.S. MBS Index (reflects no deduction for fees, expenses or taxes)	6.08%	4.54%

The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the MBS Fund through tax-deferred arrangements, such as 401(k) plans or IRAs.  After-tax returns are shown only for the Institutional Class; after-tax returns for the Investor Class will vary to the extent it has different expenses.

Management
Investment Adviser.  Semper Capital Management, L.P. is the MBS Fund’s investment adviser.

Portfolio Managers.   Mr. Jay Menozzi, CFA, Chief Investment Officer, Mr. Boris Peresechensky, CFA, Portfolio Manager, and Thomas Mandel, CFA, Senior Managing Director, are the portfolio managers primarily responsible for the day-to-day management of the Fund.  Mr. Menozzi has managed the Fund since its inception in July, 2013.  Mr. Peresechensky has managed the Fund since March, 2014.  Mr. Mandel has managed the Fund since January, 2015.

Purchase and Sale of Fund Shares
You may purchase, exchange, or redeem MBS Fund shares on any business day by written request via mail (Semper MBS Total Return Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by telephone at 1-855-736-7799 (855-SEM-PRXX), online, or through a financial intermediary.  You may also purchase or redeem Fund shares by wire transfer.  Online, investors may also view their accounts, view their transaction history, and perform maintenance changes to their accounts.  Investors who wish to purchase, exchange, or redeem Fund shares through a financial intermediary should contact the financial intermediary directly.  The minimum initial and subsequent investment amounts are shown below.

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	Class A		Institutional Class		Investor Class
	Minimum	Minimum	Minimum	Minimum	Minimum	Minimum
	Initial	Subsequent	Initial	Subsequent	Initial	Subsequent
	Investment	Investment	Investment	Investment	Investment	Investment
Regular Accounts	$1,000	$100	$1,000,000	$1,000	$2,500	$1,000
Retirement Accounts	$1,000	$100	$1,000,000	$1,000	$2,500	$1,000

Tax Information
The MBS Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account (“IRA”).  Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the MBS Fund through a broker-dealer or other financial intermediary, the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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SUMMARY SECTION

SEMPER SHORT DURATION FUND (the “Short Duration Fund”)

Investment Objectives
The Short Duration Fund seeks to provide a high level of current income that is consistent with preservation of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Institutional Class	Investor Class
SHAREHOLDER FEES (fees paid directly from your investment)	None	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.35%	0.35%
Distribution and Service (Rule 12b-1) Fees	None	0.25%
Other Expenses (includes Interest Expense and Dividends on Securities Sold Short)	0.71%	1.24%
Interest Expense and Dividends on Securities Sold Short	0.30%	0.28%
Total Annual Fund Operating Expenses	1.06%	1.84%
Less: Fee Waiver and Expense Reimbursement	-0.16%	-0.71%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(1)	0.90%	1.13%
(1)
Semper Capital Management, L.P. (the “Adviser”) has contractually agreed to waive a portion or all of its management fees and pay Fund expenses to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement (excluding acquired fund fees and expenses, taxes, interest expense, dividends on securities sold short and extraordinary expenses) do not exceed 0.60% of average daily net assets for Institutional Class shares and 0.85% of average daily net assets for Investor Class shares (the “Expense Caps”).  The Expense Caps will remain in effect through at least March 29, 2017 and may be terminated only by the Trust’s Board of Trustees (the “Board”).  The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were paid, subject to the Expense Caps.

Example. This Example is intended to help you compare the cost of investing in the Short Duration Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps only in the first year).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$92	$321	$569	$1,280
Investor Class	$115	$510	$929	$2,100

Portfolio Turnover.  The Short Duration Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 92% of the average value of its portfolio.

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Principal Investment Strategies
Under normal market conditions, the Short Duration Fund invests primarily in investment-grade debt securities of domestic entities.  Investment-grade debt securities are those rated in one of the four highest rating categories by a nationally recognized statistical rating organization.  An unrated debt security may be treated as investment grade if determined by the Adviser to be of comparable quality.  The Fund may hold securities that, after being purchased, are downgraded to non-investment grade and would no longer qualify for initial investment.  Under normal circumstances, the Fund expects to maintain a weighted average portfolio duration of up to three (3) years.  The Fund defines duration as effective duration which is the interest rate sensitivity of projected cash flows from Fund securities, adjusted for amortization, prepayments, and expected calls and puts.  This means that a debt security’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates.  The Fund believes that effective duration provides the most accurate estimation of the Fund's interest rate sensitivity.

The Short Duration Fund may sell securities short with respect to 25% of its total assets.  The Adviser will primarily sell securities short for the purposes of managing certain risks (primarily interest rate and/or yield spread risk) associated with its long positions.  As a result, short sales will primarily be used for hedging purposes, not for speculative purposes.

Debt securities may include all fixed-income securities (both fixed and floating-rate securities), U.S. Government securities, municipal securities, special purpose entities (such as asset-backed or mortgage-backed security issuers), zero coupon securities, money market securities, repurchase agreements and private asset-backed loan participations.  Certain asset-backed and mortgage-backed securities are issued with stated maturities of 15 to 40 years; however, their effective durations are generally under 3 years.  U.S. Government securities include U.S. Treasury bills, notes and other obligations that are issued by or guaranteed as to interest and principal by the U.S. Government or by agencies or instrumentalities of the U.S. Government.

The Short-Duration Fund may invest in high-quality, short-term debt securities and money market instruments for temporary defensive purposes.

The Adviser will allocate the Short Duration Fund’s assets across different market sectors and different maturities based on its view of the relative value of each sector or maturity.  The Short Duration Fund may purchase and sell securities for a variety of reasons, such as to adjust the portfolio's average maturity, duration, or credit quality or to shift assets into and out of higher yielding or lower yielding securities or different sectors.

Principal Investment Risks
Losing all or a portion of your money on your investment is a risk of investing in the Short Duration Fund.  The following additional risks could affect the value of your investment:

•
Market Risk.  The prices of the securities in which the Short Duration Fund invests may decline for a number of reasons, including in response to economic developments and perceptions about the creditworthiness of individual issuers.

•	Management Risk. The Short Duration Fund is an actively managed portfolio. The Adviser’s management practices and investment strategies might not work to produce the desired results.

•	Fixed-Income Securities Risk. The Short Duration Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

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o	Credit Risk. The issuers of the debt securities held by the Fund may not be able to make interest or principal payments.

o
Extension Risk.  If interest rates rise, repayments of principal on certain fixed-income securities may occur at a slower-than-expected rate and, as a result, the expected maturity of such securities could lengthen which could cause their value to decline.

o
Interest Rate Risk.  Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates.   It is likely there will be less governmental action in the near future to maintain low interest rates.  The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant.

o
Prepayment Risk.  Issuers of securities held by the Fund may be able to prepay principal due on these securities, particularly during periods of declining interest rates.  Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise.

•
Mortgage-Related and Other Asset-Backed Securities Risk.  The Short Duration Fund may invest in a variety of mortgage-related and other asset-backed securities which are subject to Interest Rate Risk, Credit Risk, Extension Risk and Prepayment Risk.

•
Commercial Mortgage-Backed Securities Risks.  Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real estate property.  Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans.

•
Counterparty Risk.  Counterparty risk arises upon entering into borrowing arrangements or derivative transactions and is the risk from the potential inability of counterparties to meet the terms of their contracts.

•
Repurchase Agreement Risk.  Repurchase agreement risk is the risk the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them.  In this circumstance, the Short Duration Fund may lose money because: it may not be able to sell the securities at the agreed-upon time and price, the securities may lose value before they can be sold, the selling institution may default or declare bankruptcy or the Fund may have difficulty exercising rights to the collateral.

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Municipal Securities Risk.  The amount of public information available about municipal securities is generally less than that for corporate securities.  Special factors, such as legislative changes, and economic and business developments, may adversely affect the yield and/or value of the Fund’s investments in municipal securities.  Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation, and the rating of the issue.  Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state in which the Fund invests may have an impact on the Fund’s share price.

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U.S. Government Securities Risk. U.S. Government securities, which may be backed by the U.S. Department of the Treasury or the full faith and credit of the U.S., and may include U.S. Treasury bills, Treasury Inflation-Protected Securities, notes and bonds, are guaranteed only as to the timely payment of interest and principal when held to maturity.  The market prices for such securities are not guaranteed and will fluctuate.  Certain U.S. Government agency securities are backed by the right of the issuer to borrow from the U.S. Department of the Treasury, or are supported only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer.

•
Government-Sponsored Entities Risk.  Securities issued or guaranteed by government-sponsored entities, including Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corporation (“FHLMC”),  may not be guaranteed or insured by the U.S. Government and may only be supported by the credit of the issuing agency.

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•
Short Sales Risk.  A short sale is the sale by the Short Duration Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position.  A short sale will be successful if the price of the shorted security decreases.  However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss.  The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction.  Therefore, short sales may be subject to greater risks than investments in long positions.

Performance
The Short Duration Fund was organized on March 28, 2014 to acquire the assets and liabilities of the Semper Short Duration Fund, a series of Forum Funds (the “Predecessor Fund”), in exchange for shares of the Fund.  Accordingly, the Fund is the successor to the Predecessor Fund, and the following performance information shown prior to March 28, 2014, is that of the Predecessor Fund.  The Fund has an investment objective, strategies and policies substantially similar to the Predecessor Fund, which was also advised by the Adviser.  The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.  The bar chart shows changes in the Institutional Class’ performance from year to year.  The table shows how the Fund’s average annual returns for the one-year and since inception periods compare with those of broad measures of market performance.  The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available at semperfunds.com/funds/short_duration/performance.html or by calling the Fund toll-free at 1-855-736-7799 (855-SEM-PRXX).

Institutional Class - Annual Returns as of December 31

During the period of time shown in the bar chart, the Fund’s highest return for a calendar quarter was 1.41% (quarter ended March 31, 2012) and the lowest return for a calendar quarter was -0.94% (quarter ended June 30, 2013).

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Average Annual Total Returns
(For the periods ended December 31, 2014)
Institutional Class	1 Year	Since Inception (12/23/2010)
Return Before Taxes	2.77%	2.81%
Return After Taxes on Distributions	1.43%	1.87%
Return After Taxes on Distributions and Sale of Fund Shares	1.56%	1.78%
Investor Class
Return Before Taxes	2.51%	2.54%
Barclays Capital 1-3 Year Government Index (reflects no deduction for fees, expenses or taxes)	0.64%	0.81%
Barclays Capital 1-3 U.S. Treasury Index (reflects no deduction for fees, expenses or taxes)	0.63%	0.79%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Short Duration Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).  The after-tax returns are shown only for the Institutional Class; the after-tax returns for the Investor Class will vary to the extent it has different expenses.  The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Management
Investment Adviser.  Semper Capital Management, L.P. is the Short Duration Fund’s investment adviser.

Portfolio Managers.  Mr. Thomas Mandel, CFA, Senior Managing Director, Mr. Jay Menozzi, CFA, Chief Investment Officer, and Mr. Boris Peresechensky, CFA, Portfolio Manager, are the portfolio managers primarily responsible for the day-to-day management of the Short Duration Fund.  Mr. Mandel served as the Predecessor Fund’s portfolio manager since inception in 2010.  Mr. Menozzi and Mr. Peresenchensky have served as portfolio managers for the Short Duration Fund since January, 2015.

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Semper Short Duration Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by telephone at 1-855-736-7799 (855-SEM-PRXX), online, or through a financial intermediary.  You may also purchase or redeem Fund shares by wire transfer.  Online, investors may also view their accounts, view their transaction history, and perform maintenance changes to their accounts.  Investors who wish to purchase, exchange or redeem Fund shares through a financial intermediary should contact the financial intermediary directly.  The minimum initial and subsequent investment amounts are shown below.

	Institutional Class		Investor Class
	Minimum	Minimum	Minimum	Minimum
	Initial	Subsequent	Initial	Subsequent
	Investment	Investment	Investment	Investment
Regular Accounts	$1,000,000	$1,000	$2,500	$1,000
Retirement Accounts	$1,000,000	$1,000	$2,500	$1,000

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Tax Information
The Short Duration Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account (“IRA”).  Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Short Duration Fund through a broker-dealer or other financial intermediary, the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

Investment Objective
The MBS Fund seeks to provide a high level of risk-adjusted current income and capital appreciation.  The Short Duration Fund seeks to provide a high level of current income that is consistent with preservation of capital.  Each Fund’s investment objective is not fundamental and may be changed without shareholder approval.  Each Fund will provide 60 days’ advance notice of any change in the Fund’s investment objective.

Principal Investment Strategies

MBS Fund
Under normal market conditions, the MBS Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in MBS.  MBS refers to a type of fixed income instrument that represents an interest in a pool of mortgages, including RMBS and CMBS, and includes securities issued by government sponsored entities (agency MBS).  MBS include fixed and variable rate securities with underlying fixed or variable rate mortgage loans and securities issued by private entities (non-agency MBS).  MBS also include pass-throughs (a security created when one or more mortgage holders form a pool of mortgages and sells shares or participation certificates in the pool), reverse mortgages, collateralized mortgage obligations (“CMOs”), real estate mortgage investment conduits (“REMICs”), re-REMICs (which are REMICs that have been resecuritized), real estate related asset-backed securities, real estate related municipal bonds (including Housing Authority bonds) and derivative MBS, such as interest-only (“IOs”), principal-only (“POs”), inverse floaters and synthetic mortgage instruments.  The weighted average maturity of the Fund’s MBS investments will generally range from between 1 and 10 years and the Fund may invest without limit in MBS that are rated below investment grade (i.e., “high yield” or “junk” ratings).  The Adviser considers securities to be of investment grade quality if they are rated BBB or higher by S&P or Baa or higher by Moody’s, or if unrated, determined by the Adviser to be of comparable quality.  The Fund may also invest up to 50% of its total assets in Rule 144A securities, up to 50% of its total assets in when-issued securities, and up to 10% of its total assets in other investment companies, including ETFs.

The MBS Fund may sell securities short with respect to 100% of its total assets.  In general, the Adviser will sell securities short in conjunction with long positions with similar characteristics for the purposes of managing certain risks (primarily interest rate and/or yield spread risk) or for capturing differences in value between two securities, and not for forecasting the market’s direction.  In many instances, the Fund will utilize forward-settling sales of agency RMBS where the underlying pools of mortgage loans are TBA securities for these short selling activities.

The MBS Fund may employ hedging strategies to manage interest rate, credit spread and other risks.  Accordingly, the Fund may invest without limit in options, futures and swaps (including interest rate swaps, credit default swaps, total return swaps and swaptions) and TBA securities.  The Fund may also utilize leverage (i.e., borrow against a line of credit) as part of the portfolio management process, subject to the limits of the 1940 Act.

The Adviser’s investment selection process combines top down macro quantitative analysis including economic and interest rate analysis; bottom-up quantitative cash flow analyses for pools of loans securitizing deals with U.S. government or government agency credit quality; and both cash flow analyses and credit analyses for securities without government credit support.  The Adviser’s cash flow analyses evaluate a range of quantitative cash flow valuations across different interest rate and economic scenarios, including stress cases.  The Adviser’s credit analyses include a mortgage loan-level evaluation, utilizing both proprietary and third party systems to generate a range of cash flow outcomes adjusted for potential voluntary and involuntary loan defaults and loan loss severities.  This methodology incorporates a four step process in which the Adviser (i) divides the credit-sensitive MBS market into sectors and tracks their loss-adjusted yields (“LAY”), (ii) screens a large number of offerings based on LAY analysis, (iii) analyzes purchase candidates using the Adviser’s proprietary loan-level loss model, and (iv) monitors default, severity, and prepayment performance versus expectations.

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The Adviser will seek to sell/replace existing securities with new securities offering better relative value and performance expectations.  Separately, the Adviser will sell securities that have reached their price/valuation targets.  The Adviser may also sell securities as necessary to ensure that the Fund’s overall characteristics are in line with the Adviser’s current investment outlook.   The Fund’s annual portfolio turnover rate will generally be 100% or greater.

Short Duration Fund
Under normal market conditions, the Short Duration Fund invests primarily in investment-grade debt securities of domestic entities.  Investment-grade debt securities are those rated in one of the four highest rating categories by a nationally recognized statistical rating organization.  An unrated debt security may be treated as investment grade if determined by the Adviser to be of comparable quality.  The Fund may hold securities that, after being purchased, are downgraded to non-investment grade and would no longer qualify for initial investment.  Under normal circumstances, the Fund expects to maintain a weighted average portfolio duration of up to three (3) years.  The Fund defines duration as effective duration which is the interest rate sensitivity of projected cash flows from Fund securities, adjusted for amortization, prepayments, and expected calls and puts.  Duration is a measure of a debt security’s price sensitivity.  Higher duration indicates bonds that are more sensitive to interest rate changes – the higher the duration, the more the bond’s price will drop as interest rates go up.  Bonds with shorter duration are less sensitive to interest rate changes.  For example, a duration of three years means that a debt security’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates.  Duration takes into account a debt security’s cash flows over time including the possibility that a debt security might be prepaid by the issuer or redeemed by the holder prior to its stated maturity date.  In contrast, maturity measures only the time until final payment is due.  The Fund believes that effective duration provides the most accurate estimation of the Fund's interest rate sensitivity.

The Short Duration Fund may sell securities short with respect to 25% of its total assets.  The Adviser will primarily sell securities short for the purposes of managing certain risks (primarily interest rate and/or yield spread risk) associated with its long positions.  As a result, short sales will primarily be used for hedging purposes, not for speculative purposes.

Debt securities may include all fixed-income securities (both fixed and floating-rate securities), U.S. Government securities, municipal securities, special purpose entities (such as asset-backed or mortgage-backed security issuers), zero coupon securities, money market securities, repurchase agreements and private asset-backed loan participations. Certain asset-backed and mortgage-backed securities are issued with stated maturities of 15 to 40 years; however their effective durations are generally under three (3) years.

The Short Duration Fund may invest in securities that pay interest on a variable or floating rate basis including:

•
U.S. Government securities such as U.S. Treasury bills, notes and other obligations that are issued by or guaranteed as to interest and principal by the U.S. Government or by agencies or instrumentalities of the U.S. Government.  U.S. Government securities also include the mortgage-related securities issued by: (1) the Government National Mortgage Association and the Small Business Association, which are supported by the full faith and credit of the U.S. Government; and (2) Fannie Mae and Freddie Mac, which are supported by the issuers’ right to borrow from the U.S.  Treasury, the discretionary authority of the U.S. Treasury to lend to the issuers and the U.S. Treasury’s likely purchase of preferred stock to ensure the issuers’ positive net worth through 2014.

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•
U.S. dollar-denominated obligations consisting of U.S. issuers including corporate bonds, notes, commercial paper, mortgage-backed and other asset-backed securities (meeting the stated final maturity, liquidity, and quality guidelines).  Mortgage related securities and other asset-backed securities are generally participations in a pool of assets whose payment is derived from the payments generated by the underlying assets.  Payments on the asset-backed security generally consist of interest and/ or principal.

•	Debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises.

•	Zero coupon bonds.

•	Bank certificates of deposit, fixed time deposits and bankers’ acceptances.

•
Repurchase agreements, which are agreements to buy securities at one price, with a simultaneous agreement to sell back the securities at a future date at an agreed-upon price.  The Fund may invest in repurchase agreements on debt securities.

The Adviser will allocate the Short Duration Fund’s assets across different market sectors and different maturities based on its view of the relative value of each sector or maturity.  The Fund may purchase and sell securities for a variety of reasons, such as to adjust the portfolio's average maturity, duration, or credit quality or to shift assets into and out of higher yielding or lower yielding securities or different sectors.

Investment Strategy Applicable for Both Funds
Temporary Defensive Investment Strategies
For temporary defensive purposes in response to adverse market, economic, political or other conditions, the Adviser may invest up to 100% of the Funds’ total assets in high-quality, short-term debt securities and money market instruments.  These short-term debt securities and money market instruments include shares of other mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements.  Taking a temporary defensive position may result in the Funds not achieving their investment objective.  Furthermore, to the extent that the Funds invest in money market mutual funds for its cash position, there will be some duplication of expenses because the Funds would bear its pro rata portion of such money market funds’ management fees and operational expenses.

Principal Investment Risks Applicable to Both Funds

Market Risk.  The prices of the securities in which the Funds invest may decline for a number of reasons, including in response to economic developments and perceptions about the creditworthiness of individual issuers.  Because the value of the Funds’ shares will fluctuate, you could lose money.

Management Risk.  The Funds are actively managed portfolios.  The Adviser’s management practices and investment strategies might not work to produce the desired results.

Fixed Income Securities Risk.  The Funds may invest in fixed income (debt) securities whose value depends generally on an issuer’s credit rating and the interest rate of the security.  Fixed income securities are generally subject to the following risks:

•
Credit Risk.  The issuers of the bonds and other debt securities held by the Funds may not be able to make interest or principal payments.  Even if these issuers are able to make interest or principal payments, they may suffer adverse changes in financial condition that would lower the credit quality of the security, leading to greater volatility in the price of the security.

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•
Extension Risk. If interest rates rise, repayments of principal on certain fixed-income securities may occur at a slower-than-expected rate and, as a result, the expected maturity of such securities could lengthen which could cause their value to decline.

•
Interest Rate Risk.   Bond prices generally rise when interest rates decline and decline when interest rates rise.  The longer the duration of a bond, the more a change in interest rates affects the bond’s price.  Short-term and long-term interest rates may not move the same amount and may not move in the same direction.  It is likely there will be less governmental action in the near future to maintain low interest rates, or that governmental actions will be less effective in maintaining low interest rates.  The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant, including falling market values and reduced liquidity.  Substantial redemptions from bond and other income funds may worsen that impact.  Other types of securities also may be adversely affected from an increase in interest rates.

•
Prepayment Risk.  Issuers of securities held by the Funds may be able to prepay principal due on these securities, particularly during periods of declining interest rates.  Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise.   Rising interest rates may cause prepayments to occur at a slower than expected rate thereby increasing the duration of the security and making the security more sensitive to interest rate changes.

Commercial Mortgage-Backed Securities Risks.  CMBS are subject to the risks generally associated with debt securities and mortgage-backed securities.  CMBS include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property.  CMBS are subject to many of the risks of investing in the real estate securing the underlying mortgage loans.  These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants.  CMBS may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.  The commercial mortgage loans that underlie CMBS have certain distinct risk characteristics.  Commercial mortgage loans generally lack standardized terms, which may complicate their structure, tend to have shorter maturities than residential mortgage loans and may not be fully amortizing.  Commercial properties themselves tend to be unique and are more difficult to value than single-family residential properties.  In addition, commercial properties, particularly industrial and warehouse properties, are subject to environmental risks and the burdens and costs of compliance with environmental laws and regulations.

Counterparty Risk.  Counterparty risk arises upon entering into borrowing arrangements or derivative transactions and is the risk from the potential inability of counterparties to meet the terms of their contracts.  If the counterparty defaults, the Fund’s losses will generally consist of the net amount of contractual payments that it has not yet received, though the Fund’s maximum risk due to counterparty credit risk could extend to the notional amount of the contract should the underlying asset on which the contract is written have no offsetting market value.  The “notional value” is generally defined as the value of the derivative’s underlying assets at the spot price.  The Fund could be exposed to increased leverage risk should it finance derivative transactions without holding cash or cash equivalents equal to the notional value of its derivative positions.

Government-Sponsored Entities Risk.  Investments in U.S. Government securities which may be backed by the U.S. Department of the Treasury or the full faith and credit of the U.S. may include U.S. Treasury bills, Treasury Inflation-Protected Securities, notes and bonds.  These securities are guaranteed only as to the timely payment of interest and principal when held to maturity.  The market prices for such securities are not guaranteed and will fluctuate.  Not all U.S. Government obligations are backed by the full faith and credit of the U.S. Department of the Treasury.  Certain U.S. Government agency securities are backed by the right of the issuer to borrow from the U.S. Department of the Treasury, or are supported only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer.  In addition, because many types of U.S. Government obligations trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

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Short Sales Risk.  A short sale is the sale by a Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position.  A short sale will be successful if the price of the shorted security decreases.  However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss.  The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction.  Therefore, short sales may be subject to greater risks than investments in long positions.

Principal Investment Risks Applicable to the MBS Fund

Risks Associated with Mortgage-Backed Securities.  These risks include Market Risk, Interest Rate Risk, Credit Risk and Prepayment Risk, as well as the risk that the structure of certain MBS may make their reaction to interest rates and other factors difficult to predict, which may cause their prices to be very volatile.  Interest rates may go up resulting in a decrease in the value of MBS held by the Fund.  Credit risk is the risk that an issuer will not make timely payments of principal and interest.  There is also the risk that an issuer may “call,” or repay, its high yielding bonds before their maturity dates.  MBS subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.  Limited trading opportunities for certain MBS may make it more difficult to sell or buy a security at a favorable price or time.  In particular, the recent events related to the U.S. housing market have had a severe negative impact on the value of some MBS and resulted in an increased risk associated with investments in these securities.

Residential Mortgage-Backed Securities Risks.  RMBS are subject to the risks generally associated with debt securities and mortgage-backed securities.  RMBS may not be backed by the full faith and credit of the U.S. Government and are subject to risk of default on the underlying mortgages.  RMBS issued by non-government entities may offer higher yields than those issued by government entities, but also may be subject to greater volatility than government issues.  Credit risk on RMBS arises from losses due to delinquencies and defaults by borrowers in payments on the underlying mortgages.  The rate of delinquencies and defaults on RMBS and the amount of the resulting losses depend on a number of factors, including general economic conditions, particularly those in the area where the related mortgaged property is located, the level of the borrower’s equity in the mortgaged property and the individual financial circumstances of the borrower.  The risks associated with RMBS are greater for those in the Alt-A first lien mortgage sectors than those in the prime first lien mortgage sectors, but the risks exist for all RMBS.  Recently, delinquency and defaults on residential mortgage loans have increased significantly and may continue to increase.  Residential property values in many geographical areas have declined, and the continued decline (or lack of increase) in those values may result in additional increases in delinquencies and defaults on residential mortgages.

Privately Issued Mortgage-Related Securities Risks.  MBS issued or guaranteed by private issuers is also known as “non-agency MBS”.  Private issuers include commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as mortgage-related securities.  Privately issued mortgage-backed securities generally offer a higher rate of interest (but greater credit risk) than securities issued by U.S. Government issuers, as there are no direct or indirect governmental guarantees of payment.  The degree of risks will depend significantly on the ability of borrowers to make payments on the underlying mortgages and the seniority of the security held by the Fund with respect to such payments.  Mortgage-related securities that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those mortgage-related securities that have a government or government-sponsored entity guarantee.  As a result, the mortgage loans underlying private mortgage-related securities may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored mortgage-related securities and have wider variances in a number of terms including interest rate, term, size, purpose, and borrower characteristics.  Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans.  The coupon rates and maturities of the underlying mortgage loans in a private-label mortgage-related securities pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.  Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans.  For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements.  The performance of private label mortgage-backed securities, issued by private institutions, is based on the financial health of those institutions.

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Sub-Prime Mortgage Risk.  There is a risk that an issuer of a sub-prime mortgage security will not make payments on the security when due.  The sub-prime mortgage securities in which the Fund will invest are typically interests in pools of mortgages, a significant portion of which are mortgages issued to “sub-prime” or “Alt A” borrowers.  Mortgage loans to Alt A borrowers are underwritten using standards that are more liberal than those for prime borrowers, such as high loan-to-value ratios and less documentation of borrower income or assets, but not as liberal as those for sub-prime borrowers.  Sub-prime borrowers typically have weakened credit histories that include payment delinquencies, and possibly more severe problems such as charge-offs, judgments and bankruptcies.  They may also display reduced repayment capacity as measured by credit scores, debt-to-income ratios, or other criteria that may encompass borrowers with incomplete credit histories.  Sub-prime loans are loans to borrowers displaying one or more of these characteristics at the time of origination or purchase.  Loans to sub-prime or Alt A borrowers have a higher risk of default than loans to prime borrowers.  If a significant portion of the loans in a sub-prime mortgage security in which the Fund has invested are in default, the value of that security will decrease and the sub-prime mortgage security may itself default on its payment obligations to the Fund.

Risks Associated with Real Estate and Regulatory Actions.  The securities that the MBS Fund owns are dependent on real estate prices.  If real estate experiences a significant price decline, this could adversely affect the prices of the securities the Fund owns.  In particular, events related to the U.S. housing market in recent years have had a severe negative impact on the value of some MBS and resulted in an increased risk associated with investments in these securities.  Default rates on mortgages underlying many MBS have increased, which has resulted in depressed valuations for the investments.  Liquidity has also sometimes been impaired.  Also FNMA and FHLMC are subject to government supervision and regulation but these securities are not insured or guaranteed by the U.S. Government.  Any adverse regulatory action could impact the prices of the securities the Fund owns.

Rule 144A Securities Risk.  The market for Rule 144A securities typically is less active than the market for public securities.  Rule 144A securities carry the risk that the trading market may not continue and the Fund might be unable to dispose of these securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requirements.

High Yield Risk.  Fixed-income securities receiving below investment grade ratings (i.e., “junk bonds”) may have speculative characteristics, and, compared to higher-grade securities, may have a weakened capacity to make principal and interest payments due to adverse economic conditions or other circumstances. High-yield, high risk, and lower-rated securities are subject to additional risk factors due to the speculative nature of these securities, such as increased possibility of default, decreased liquidity, and fluctuations in value due to public perception of the issuer of such securities. These securities are almost always uncollateralized and subordinate to other debt that an issuer may have outstanding. In addition, both individual high-yield securities and the entire high-yield bond market can experience sharp price swings due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, or, a higher profile default.

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Derivatives Risk.  A derivative security is a financial contract whose value is based on (or “derived from”) a traditional security (such as a bond) or a market index, and includes options, futures and swaps.  The Fund’s use of derivative instruments involves risks greater than the risks associated with investing directly in the securities in which they primarily invest.  Derivatives involve the risk of improper valuation, the risk of ambiguous documentation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying security.  Derivatives are also subject to market risk, interest rate risk, credit risk, counterparty risk and liquidity risk.  The Fund could lose more than the principal amount that it invests in derivative securities.  Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.  In addition, the Fund’s use of derivatives may increase the taxes payable by shareholders.

Leverage Risk.  Leverage is the practice of borrowing money to purchase securities.  Leverage can increase the investment returns of the MBS Fund if the securities purchased increase in value in an amount exceeding the cost of the borrowing.  Accordingly, any event that adversely affects the value of an investment, either directly or indirectly, would be magnified to the extent that leverage is used.  The cumulative effect of the use of leverage, directly or indirectly, in a market that moves adversely to the investments of the entity employing leverage could result in a loss to the Fund that would be greater than if leverage were not employed.  Additionally, any leverage obtained, if terminated on short notice by the lender, could result in the Fund being forced to unwind positions quickly and at prices below what the Fund deems to be fair value for the positions.

TBA Securities Risk. As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date.  However, the seller does not specify the particular securities to be delivered.  Instead, the Fund agrees to accept any security that meets specified terms.  For example, in a TBA mortgage-backed transaction, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages.  The seller would not identify the specific underlying mortgages until it issues the security.  TBA mortgage-backed securities increase interest rate risk because the underlying mortgages may be less favorable than anticipated by the Fund.

Liquidity Risk.  Low or lack of trading volume may make it difficult to sell securities held by the Fund at quoted market prices.  The Fund’s investments may at any given time consist of significant amounts of securities that are thinly traded or for which no market exists.  For example, the investments held by the Fund may not be liquid in all circumstances so that, in volatile markets, the Adviser may not be able to close out a position without incurring a loss.  The foregoing risks may be accentuated when the Fund is required to liquidate positions to meet withdrawal requests.  High yield securities generally trade only in the over-the-counter market rather than on an organized exchange and may be more difficult to purchase or sell at a fair price, which could have a negative impact on the Fund’s performance.

Investment Company Risk.  If the MBS Fund invests in shares of another mutual fund, shareholders will indirectly bear fees and expenses charged by the underlying mutual funds in which the Fund invests in addition to the Fund’s direct fees and expenses.  The Fund also will incur brokerage costs when it purchases ETFs.  Furthermore, investments in other mutual funds could affect the timing, amount and character of distributions to shareholders and therefore may increase the amount of taxes payable by investors in the Fund.

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When-Issued Securities Risk.  The price of securities purchased on a when-issued basis, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date.  When-issued involve the risk that the price or yield obtained in a transaction (and therefore the value of a security) may be less favorable than the price or yield (and therefore the value of a security) available in the market when the securities delivery takes place.  In addition, when the Fund engages in when-issued transactions, it relies on the other party to consummate the trade.  Failure of such party to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price considered advantageous.

Portfolio Turnover Risk.  A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains.  This may subject you to a higher tax liability.  Distributions to shareholders of short-term capital gains are taxed as ordinary income under Federal tax laws. A high portfolio turnover rate also leads to higher transactions costs, which could negatively affect the Fund’s performance.

Principal Investment Risks Applicable to the Short Duration Fund

Mortgage-Related and Other Asset-Backed Securities Risk.  The Short Duration Fund may invest in a variety of mortgage-related and other asset-backed securities, which are subject to certain additional risks. In general these securities are subject to credit risk.  Credit risk is the risk that the financial condition of an issuer of a mortgage-related and other asset-backed security may cause it to default or become unable to pay interest or principal due on the security.  Fixed rate mortgage-related securities are subject to extension risk.  Generally, rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates.  As a result, a Fund that holds mortgage-related securities may be more volatile.  Adjustable and fixed rate mortgage-related securities are subject to prepayment risk.  When interest rates decline, borrowers may pay off their mortgages sooner than expected.  This can reduce the returns of a Fund if the Fund reinvests that money at the lower prevailing interest rates.  The Fund's investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities.

Repurchase Agreement Risk.  Repurchase agreements are transactions in which the Short Duration Fund purchases securities or other obligations from a bank or securities dealer (or its affiliates) and simultaneously commits to resell them to the counterparty at an agreed-upon date or upon demand at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligation.  The Fund maintains custody of the underlying obligations prior to their repurchase.  The obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations.  If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount.  The difference between the total amounts to be received upon repurchase of the obligations and the price that was paid by the Fund upon acquisition is accrued as interest and included in its net investment income.

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Municipal Securities Risk.  The amount of public information available about municipal securities is generally less than that for corporate securities.  Special factors, such as legislative changes, and economic and business developments, may adversely affect the yield and/or value of the Fund’s investments in municipal securities.  The municipal securities market also could be significantly affected by adverse political changes, as well as uncertainties in the municipal securities market related to taxation or the rights of security holders.  Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation, and the rating of the issue.  Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state in which the Fund’s invests may have an impact on the Fund’s share price.  Municipal securities backed by current or anticipated revenues from a specific project or specific asset may be adversely impacted by declines in revenue collection from the project or asset.

U.S. Government Securities Risk.  The Short Duration Fund may invest in U.S. Government securities which may be backed by the U.S. Department of the Treasury or the full faith and credit of the U.S., and may include U.S. Treasury bills, Treasury Inflation-Protected Securities, notes and bonds.  These securities are guaranteed only as to the timely payment of interest and principal when held to maturity.  The market prices for such securities are not guaranteed and will fluctuate.  Not all U.S. Government obligations are backed by the full faith and credit of the U.S. Department of the Treasury.  Certain U.S. Government agency securities are backed by the right of the issuer to borrow from the U.S. Department of the Treasury, or are supported only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer.  In addition, because many types of U.S. Government obligations trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

PORTFOLIO HOLDINGS INFORMATION

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ Statement of Additional Information (“SAI”).  Currently, disclosure of each Fund’s holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the annual report and semi-annual report to Fund shareholders and in the quarterly holdings report on Form N-Q.  Lists of the Funds’ top ten portfolio holdings and sector allocation as of the most recent month end are available on the Funds’ website approximately five to ten business days after the month end.  The annual and semi-annual reports are available by contacting the Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, or calling 1-855-736-7799 (855-SEM-PRXX), on each Fund’s website at http://www.semperfunds.com/index.html, and on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.  A complete description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the SAI.

MANAGEMENT OF THE FUNDS

Investment Adviser

Semper Capital Management, L.P. is the Funds’ investment adviser and is located at 52 Vanderbilt Avenue, Suite 401, New York, NY 10017, is an independent investment management firm specializing in residential and commercial mortgage-backed securities.  The Adviser offers institutional and high net worth investors access to multiple securitized debt-centric investment platforms, ranging from private absolute return to public index-based strategies and has been an SEC-registered investment advisor since 1992.

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The Adviser is responsible for the day-to-day management of the Funds in accordance with each Fund’s investment objectives and policies.  The Adviser also furnishes the Funds with office space and certain administrative services and provides most of the personnel needed to fulfill its obligations under its advisory agreement.  For its services, the MBS Fund pays the Adviser a monthly management fee that is calculated at the annual rate of 0.45% of its average daily net assets, and the Short Duration Fund pays the Adviser a monthly management fee that is calculated at the annual rate of 0.35% of its average daily net assets.  For the fiscal year ended November 30, 2014, the Adviser received a management fee of 0.31% of the MBS Fund’s average daily net assets, net of waivers, and a management fee of 0.18% of the Short Duration Fund’s average daily net assets, net of waivers.

A discussion regarding the basis of the Board’s approval of the investment advisory agreement for the MBS Fund and Short Duration Fund is available in the Funds’ semi-annual report to shareholders for the period ended May 31, 2015.

The Funds do not hold themselves out as related to any other series of the Trust for purposes of investment and investor services, nor do they share the same investment adviser with any other series.

Portfolio Managers

Jay Menozzi, CFA, Chief Investment Officer
Mr. Menozzi joined Semper Capital in 1999.  He has 26 years of experience managing mortgage-backed securities and securitized debt strategies.  Prior to Semper, Jay was a Managing Director at Atlantic Portfolio Analytics & Management where he spent 12 years managing and modeling mortgage-backed securities portfolios.  He holds a B.S. in Electrical Engineering from Massachusetts Institute of Technology and an M.B.A. from Florida Institute of Technology.

Boris Peresechensky, CFA
Mr. Peresechensky joined Semper Capital in 2005.  He has 14 years of fixed income experience focused on analysis and risk management of mortgage securities.  He was formerly a Risk Manager at Bayview Financial Trading Group and a Risk Analyst at HSBC Securities and at Lazard Asset Management.  He holds a B.A. in Economics/Ops Research from Columbia University.

Thomas Mandel, CFA, Senior Managing Director
Mr. Mandel co-founded Semper Capital in 1992.  He has 30 years of experience, including serving as Chief Investment Officer from 1992-2005.  Prior to founding Semper Capital, Tom was a Principal and Portfolio Manager at 1838 Investment Advisors and previously held positions with Century Institutional Advisors and Chase Investors Management Corporation.  He holds a B.S. and an M.B.A. degree from the University of Pennsylvania’s Wharton School.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and their ownership of securities in the Funds.

Fund Expenses

Each Fund is responsible for its own operating expenses.  However, the Adviser has contractually agreed to waive all or a portion of its management fees and pay Fund expenses, through at least March 29, 2017, in order to limit each Fund’s aggregate annual operating expenses (excluding AFFE, interest expense, dividends on securities sold short, taxes and extraordinary expenses) to the amounts listed below:

	Class A	Institutional Class	Investor Class
MBS Fund	1.00%	0.75%	1.00%
Short Duration Fund	N/A	0.60%	0.85%

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The term of the Funds’ operating expenses limitation agreement is indefinite, and it can only be terminated by the Board.  Any waiver in management fees or payment of Fund expenses made by the Adviser may be recouped by the Adviser in subsequent fiscal years if the Adviser so requests.  This recoupment may be requested if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the recoupment) does not exceed the Expense Caps.  The Adviser may request recoupment for management fee waivers and Fund expense payments made in the prior three fiscal years from the date the fees were waived and expenses were paid.  Any such recoupment is contingent upon the subsequent review and approval of the recouped amounts by the Board.

SHAREHOLDER INFORMATION

Description of Share Classes

The Trust has adopted a multiple class plan that allows each Fund to offer one or more classes of shares.  The MBS Fund has registered three classes of shares – Class A shares, Institutional Class shares and Investor Class shares.  The Short Duration Fund has registered two classes of shares – Institutional Class shares and Investor Class shares.  The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses as outlined below and may have different share prices:

•
Class A shares are charged a front-end sales load.  The Class A shares are also charged a 0.25% Rule 12b-1 distribution and servicing fee.  Class A shares do not have a contingent deferred sales charge (“CDSC”) except that a redemption within 18 months of purchase of investments of $1 million or more on which no front-end sales charge is paid are subject to a 0.50% CDSC based on the lower of cost or market value at the time of redemption based on the 18 month anniversary date.

•	Institutional Class shares have no Rule 12b-1 distribution and service fee and have a higher minimum initial investment than Class A shares and Investor Class shares.

•	Investor Class shares are charged a 0.25% Rule 12b-1 distribution and service fee.

More About Class A Shares (MBS Fund only)
Class A shares of the MBS Fund are retail shares that require that you pay a sales charge when you invest in the Fund unless you qualify for a reduction or waiver of the sales charge.  Class A shares are also subject to Rule 12b-1 fees (or distribution and servicing fees) described earlier of 0.25% of average daily net assets, which are assessed against the shares of the Fund.

If you purchase Class A shares of the MBS Fund, you will pay the public offering price (“POP”) which is the net asset value (“NAV”) next determined after your order is received plus a sales charge (shown in percentages below) depending on the amount of your investment.  Since sales charges are reduced for Class A share purchases above certain dollar amounts, known as “breakpoint thresholds,” the POP is lower for these purchases.  The dollar amount of the sales charge is the difference between the POP of the shares purchased (based on the applicable sales charge in the table below) and the NAV of those shares.  Because of rounding in the calculation of the POP, the actual sales charge you pay may be more or less than that calculated using the percentages shown below.  The sales charge is calculated as follows:

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Investment Amount	Sales Charge as a % of Offering Price(1)	Sales Charge as a % of Net Amount Invested	Dealer Reallowance
Less than $100,000	2.00%	2.04%	2.00%
$100,000 to $249,999	1.60%	1.63%	1.60%
$250,000 to $499,999	1.15%	1.16%	1.15%
$500,000 to $999,999	0.90%	0.91%	0.90%
$1 million or more (2)	None	None	0.50%(3)
(1)
Offering price includes the front-end sales load.  The sales charge you pay may differ slightly from the amount set forth above because of rounding that occurs in the calculation used to determine your sales charge.

(2)
Class A shares that are purchased at NAV in amounts of $1 million or more may be assessed a 0.50% CDSC if they are redeemed within 18 months from the date of purchase.  The CDSC will be applied on the lesser of the original purchase price or the current value of the shares being redeemed.  Increases in the value of your shares or shares acquired through reinvestment of dividends or distributions are not subject to a CDSC.

(3)
The Adviser intends to pay a commission to financial advisors who place an order for a single purchaser based on a shareholder’s cumulative purchases.  Such commissions are paid at the rate of 0.50% of the amount over $1 million.

Quasar Distributors, LLC, the (“Distributor”) will receive all initial sales charges for the purchase of Class A shares of the MBS Fund without a dealer of record.

Class A Sales Charge Reductions and Waivers (MBS Fund only)
You may be able to reduce the sales charge on Class A shares of the MBS Fund based on the type of transaction, the combined market value of your accounts or intended investment, and for certain groups or classes of shareholders.  If you believe you are eligible for any of the following reductions or waivers, it is up to you to ask the selling agent or shareholder servicing agent for the reduction and to provide appropriate proof of eligibility.  The programs described below and others are explained in greater detail in the SAI.

Reinvested Distributions:  You pay no sales charges on Class A shares you buy with reinvested distributions from Class A distributions from the MBS Fund.

Account Reinstatement:  You pay no sales charges on Class A shares you purchase with the proceeds of a redemption of Class A shares of the MBS Fund within 120 days of the date of the redemption.  You must provide instruction at the time of purchase of your intent to exercise this privilege.

Letter of Intent (“LOI”):  By signing an LOI, you pay a lower sales charge now in exchange for promising to invest an amount within the next 13 months sufficient to meet one of the above breakpoint thresholds.  The investment must satisfy the initial purchase agreement.  Reinvested distributions do not count as purchases made during this period.  The MBS Fund will hold in escrow shares equal to approximately 5% of the amount of shares you indicate in the LOI.  If you do not invest the amount specified in the LOI before the expiration date, the Fund’s transfer agent, U.S. Bancorp Fund Services, LLC (the “Transfer Agent”) will redeem a sufficient amount of escrowed shares to pay the difference between the reduced sales load you paid and the sales load you would have paid based on the total amount actually invested in Class A shares as of the expiration date.  Otherwise, the Transfer Agent will release the escrowed shares when you have invested the agreed amount.  Any shares purchased within 90 days of the date you sign the LOI may be used as credit toward completion, but the reduced sales charge will only apply to new purchases made on or after that date.

Rights of Accumulation (“ROA”):  You may combine the value at the current NAV of Class A shares of the MBS Fund with a new purchase of Class A shares of the Fund to reduce the sales charge on the new purchase.  The sales charge for the new shares will be figured at the rate in the table above that applies to the combined value of your currently owned shares and the amount of the new investment.  ROA allows you to combine the value of your account with the value of other eligible accounts for purposes of meeting the breakpoint thresholds above.

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You may aggregate your eligible accounts with the eligible accounts of members of your immediate family to obtain a breakpoint discount.  The types of eligible accounts that may be aggregated to obtain the breakpoint discounts described above include individual accounts, joint accounts and certain IRAs.

For the purpose of obtaining a breakpoint discount, members of your “immediate family” include your spouse, child, stepchild, parent, sibling, grandchild and grandparent, in each case including in-law and adoptive relationships.  In addition, a fiduciary can count all shares purchased for a trust, estate or other fiduciary account (including one or more employee benefit plans of the same employer) that has multiple accounts.  Only those accounts held at the transfer agent or the financial intermediary at which you are making your current purchase may be used to qualify for a sales charge reduction based on ROA.

Certain groups or classes of shareholders: If you fall into any of the following categories, you can buy Class A shares at NAV without a sales charge:

•	Current and retired employees, directors/trustees and officers of:
o	The Trust;
o	The Adviser and its affiliates; and
o	Family members (spouse, domestic partner, parents, grandparents, children, grandchildren and siblings (including step and in-law)) of any of the above.

•	Any trust, pension, profit sharing or other benefit plan for current employees, directors/trustees and officers of the Adviser and its affiliates.

•	Current employees of:
o	The Transfer Agent;
o	Broker-dealers who act as selling agents for the Funds/Trust; and
o	Family members (spouse, domestic partner, parents, grandparents, children, grandchildren and siblings (including step and in-law)) of any of the above.

•
Purchases for the benefit of the clients of brokers, dealers, and registered investment advisers if such brokers, dealers, or investment advisers have entered into an agreement with the Distributor providing specifically for the purchase of Class A shares in connection with special investment products, such as wrap accounts or similar fee-based programs.  Investors may be charged a fee when effecting transactions in Class A shares through a broker or agent that offers these special investment products.

•
Purchases by retirement plans that are maintained on retirement platforms sponsored by financial intermediary firms, provided the financial intermediary firms have entered into a Class A NAV agreement with respect to such retirement platforms.

•
Waiver of Class A sales charge for financial intermediaries who have entered into an agreement with the Distributor to offer shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to its customers.

•	Purchases resulting from the reinvestment of a distribution.

The Trust also reserves the right to enter into agreements that reduce or eliminate sales charges for other groups or classes of shareholders, including for Fund shares included in other investment plans such as “wrap accounts.”  If you own Fund shares as part of another account or package, such as an IRA or a sweep account, you should read the terms and conditions that apply for that account.  Those terms and conditions may supersede the terms and conditions discussed here.  Contact your broker or financial intermediary for further information.

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Sales load information is not separately posted on the Adviser’s website (www.semperfunds.com) because a copy of this Prospectus containing such information is already available for review, free of charge, on the website.

Pricing of Fund Shares

Shares of the Funds are sold at NAV per share, plus any applicable sales charges, which is calculated as of the close of regular trading (generally, 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open for unrestricted business.  However, each Fund’s NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC.  The NYSE is closed on weekends and most national holidays, including New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday/Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  The NAV will not be calculated on days when the NYSE is closed for trading.

Purchase and redemption requests are priced based on the next NAV per share calculated after receipt of such requests.  The NAV is the value of a Fund’s securities, cash and other assets, minus all expenses and liabilities (assets – liabilities = NAV).  NAV per share is determined by dividing NAV by the number of shares outstanding (NAV/ # of shares = NAV per share).  The NAV takes into account the expenses and fees of a Fund including management and administration fees, which are accrued daily.

In calculating the NAV, portfolio securities are valued using current market values or official closing prices, if available.  Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  Where the security is listed on more than one exchange, each Fund will use the price of the exchange that it generally considers to be the principal exchange on which the security is traded.

When market quotations are not readily available, a security or other asset is valued at its fair value as determined under procedures approved by the Board.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.  The Board will regularly evaluate whether the Funds’ fair valuation pricing procedures continue to be appropriate in light of the specific circumstances of each Fund and the quality of prices obtained through their application by the Trust’s valuation committee.

How to Purchase Fund Shares

You may purchase shares of the Funds by check, by wire transfer, via electronic funds transfer through the Automated Clearing House (“ACH”) network, online at http://www.semperfunds.com/invest.html by clicking “Open an account online” or through a financial intermediary which includes banks, trust companies, securities brokers and dealers authorized by the Funds to receive purchase orders.  Please use the appropriate account application when purchasing by mail or wire.  If you have any questions or need further information about how to purchase shares of the Funds, you may call a customer service representative of the Funds toll-free at 1-855-736-7799 (855-SEM-PRXX).  The Funds reserve the right to reject any purchase order.  For example, a purchase order may be refused if, in the Adviser’s opinion, it is so large that it would disrupt the management of the Funds.  Orders may also be rejected from persons believed by the Funds to be “market timers.”

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All purchase checks must be in U.S. dollars drawn on a domestic financial institution.  The Funds will not accept payment in cash or money orders.  To prevent check fraud, the Funds will not accept third party checks, U.S. Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Funds are unable to accept post-dated checks or any conditional order or payment.

To buy shares of the Funds, complete an account application and send it together with your check for the amount you wish to invest in the Funds to the address below.  To make additional investments once you have opened your account, write your account number on the check and send it together with the most recent confirmation statement received from the Funds’ Transfer Agent.  If your payment is returned for any reason, your purchase will be canceled and a $25 fee will be assessed against your account by the Transfer Agent.  You may also be responsible for any loss sustained by the Funds.

Purchases In-Kind.  In addition to cash purchases, Fund shares may be purchased by tendering payment in-kind in the form of shares of stock, bonds or other securities.  Any securities used to buy Fund shares must be readily marketable, their acquisition consistent with a Fund’s investment objective and otherwise acceptable to the Adviser and the Board.  For further information, you may call a customer service representative of the Funds toll-free at 1-855-736-7799 (855-SEM-PRXX).

In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information on your account application as part of the Trust’s Anti-Money Laundering Program. As requested on the account application, you should supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P. O. Box will not be accepted.  Please contact the Transfer Agent at 1-855-736-7799 (855-SEM-PRXX) if you need additional assistance when completing your account application.

If the Transfer Agent does not have a reasonable belief of the identity of an investor, the account application will be rejected or the investor will not be allowed to perform a transaction on the account until such information is received.  The Funds may also reserve the right to close the account within five business days if clarifying information/documentation is not received.

Shares of the Funds have not been registered for sale outside of the United States.  The Adviser generally does not sell shares to investors residing outside of the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

Purchasing Shares by Mail
Please complete the account application and mail it with your check, payable to the Semper Funds, to the Transfer Agent at the following address:

Semper Funds
[Name of Semper Fund]
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

You may not send an account application via overnight delivery to a United States Postal Service post office box.  The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents.  Therefore, a deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC’s post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent.  If you wish to use an overnight delivery service, send your account application and check to the Transfer Agent at the following address:

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Semper Funds
[Name of Semper Fund]
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53202

Purchasing Shares by Telephone
If you have been authorized to perform telephone transactions (either by completing the required portion of your account application or by subsequent arrangement in writing with a Fund), and your account has been open for 15 calendar days, you may purchase additional shares by calling the Funds toll-free at 1-855-736-7799 (855-SEM-PRXX).  You may not make your initial purchase of the Fund shares by telephone.  Telephone orders will be accepted via electronic funds transfer from your pre-designated bank account through the ACH network.  You must have banking information established on your account prior to making a telephone purchase.  Only bank accounts held at domestic institutions that are ACH members may be used for telephone transactions.  If your order is received prior to 4:00 p.m., Eastern Time, shares will be purchased at the NAV, plus any applicable sales charges, next calculated.  For security reasons, requests by telephone may be recorded.  Once a telephone transaction has been placed, it cannot be cancelled or modified.

Purchasing Shares by Wire
If you are making your initial investment in the Funds, before wiring funds, the Transfer Agent must have a completed account application.  You can mail or overnight deliver your account application to the Transfer Agent at the above address.  Upon receipt of your completed account application, the Transfer Agent will establish an account on your behalf.  Once your account is established, you may instruct your bank to send the wire.  Your bank must include the name of the Fund, your name and your account number so that monies can be correctly applied.  Your bank should transmit immediately available funds by wire to:

U.S. Bank National Association
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
ABA #075000022
Credit: U.S. Bancorp Fund Services, LLC
A/C#112-952-137
FFC: Semper MBS Total Return Fund
Semper Short Duration Fund
Shareholder Registration
Shareholder Account Number

If you are making a subsequent purchase, your bank should wire funds as indicated above.  Before each wire purchase, you should be sure to notify the Transfer Agent.  It is essential that your bank include complete information about your account in all wire transactions.  If you have questions about how to invest by wire, you may call the Transfer Agent at 1-855-736-7799 (855-SEM-PRXX).  Your bank may charge you a fee for sending a wire payment to the Funds.

Wired funds must be received prior to 4:00 p.m., Eastern Time, to be eligible for same day pricing.  Neither the Fund nor U.S. Bank N.A. are responsible for the consequences of delays resulting from the banking or Federal Reserve wire system or from incomplete wiring instructions.

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Internet
You may open a regular or IRA account online or purchase additional shares in an existing account online by logging into the Funds’ website at http://www.semperfunds.com/index.html by clicking “Investor Log-In” then “Register Now” and setting a user ID and PIN.  To open a new account, click on “Establish a New Account.”  This option enables you to purchase shares by having the purchase amount deducted from your bank account by electronic funds transfer through the ACH network.  Please ensure that your Funds account is set up with bank account instructions and that your bank is an ACH member.  If you did not open your account online but would like to make additional purchases via the internet, you must have provided a voided check with your application to establish your bank account instructions in order to complete Internet transactions.

Automatic Investment Plan
Once your account has been opened with the initial minimum investment, you may make additional purchases of shares at regular intervals through the Automatic Investment Plan (“AIP”).  The AIP provides a convenient method to have monies deducted from your bank account, for investment into the Funds, on a monthly or quarterly basis.  In order to participate in the AIP, each purchase must be in the amount of $1,000 or more, and your financial institution must be a member of the ACH network.  If your bank rejects your payment, the Transfer Agent will charge a $25 fee to your account.  To begin participating in the AIP, please complete the Automatic Investment Plan section on the account application or call the Transfer Agent at 1-855-736-7799 (855-SEM-PRXX).  Any request to change or terminate your AIP should be submitted to the Transfer Agent at least five business days prior to the automatic investment date.

Retirement Accounts
The Funds offers prototype documents for a variety of retirement accounts for individuals and small businesses.  Please call 1-855-736-7799 (855-SEM-PRXX) for information on:

•	Individual Retirement Plans, including Traditional IRAs and Roth IRAs.
•	Small Business Retirement Plans, including Simple IRAs and SEP IRAs.

There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholdings.  For more information, call the number listed above.  You may be charged a $15 annual account maintenance fee for each retirement account up to a maximum of $30 annually and a $25 fee for transferring assets to another custodian or for closing a retirement account.  Fees charged by institutions may vary.

Purchasing and Selling Shares through a Broker
You may buy and sell shares of the Funds through certain brokers and financial intermediaries (and their agents) (collectively, “Brokers”) that have made arrangements with the Funds to sell their shares.  When you place your order with such a Broker, your order is treated as if you had placed it directly with the Transfer Agent, and you will pay or receive the applicable price next calculated by the Funds.  The Broker holds your shares in an omnibus account in the Broker’s name, and the Broker maintains your individual ownership records.  The Adviser may pay the Broker for maintaining these records as well as providing other shareholder services.  The Broker may charge you a fee for handling your order.  The Broker is responsible for processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the Funds’ Prospectus.

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How to Sell Fund Shares

You may sell (redeem) your Fund shares on any day the Funds and the NYSE are open for business either directly to the Funds or through your financial intermediary.

In Writing
You may redeem your shares by simply sending a written request to the Transfer Agent.  You should provide your account number and state whether you want all or some of your shares redeemed.  The letter should be signed by all of the shareholders whose names appear on the account registration and include a signature guarantee(s), if necessary.  You should send your redemption request to:

Regular Mail	Overnight Express Mail
Semper Funds	Semper Funds
[Name of Semper Fund]	[Name of Semper Fund]
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53201-0701	Milwaukee, Wisconsin 53202

NOTE:
The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents.  Therefore, a deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC’s post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent.

By Telephone
If you complete the appropriate portion of the account application, you may redeem all or some of your shares, up to $50,000, by calling the Transfer Agent at 1-855-736-7799 (855-SEM-PRXX) before the close of trading on the NYSE.  This is normally 4:00 p.m., Eastern Time.  Redemption proceeds can be sent by check to the address of record or via ACH to a previously established bank account.  If you request, redemption proceeds will be wired on the next business day to the bank account you designated on the account application.  The minimum amount that may be wired is $1,000.  A wire fee of $15 will be deducted from your redemption proceeds for complete redemptions and redemptions for a specific number of shares.  In the case of a partial redemption, the fee will be deducted from the remaining account balance.  Telephone redemptions cannot be made if you notified the Transfer Agent of a change of address within 15 calendar days before the redemption request.  If you have a retirement account, you may not redeem your shares by telephone.

The Transfer Agent employs certain procedures designed to confirm that instructions communicated by telephone are genuine.  Such procedures may include, but are not limited to, requiring some form of personal identification prior to acting upon telephonic instructions, providing written confirmation of all such transactions, and/or recording all telephonic instructions.  Assuming procedures such as the above have been followed; neither the Transfer Agent nor the Fund will be liable for any losses, cost, or expense for acting upon telephone instructions that are believed to be genuine.  If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.

You may request telephone redemption privileges after your account is opened by calling the Transfer Agent at 1-855-736-7799 (855-SEM-PRXX) for instructions.

You may encounter higher than usual call wait times during periods of high market activity.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.  If you are unable to contact the Funds by telephone, you may mail your redemption request in writing to the address noted above.  Once a telephone transaction has been accepted, it may not be canceled or modified.  If an account has more than one owner or authorized person, the Funds will accept telephone instructions from any one owner or authorized person.

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By Internet
If your account is set up to perform online transactions, you may redeem your regular account Fund shares through the Funds’ website at http://www.semperfunds.com/index.html by clicking “Investor Log-In”.  You may redeem up to $50,000.  Proceeds from an online redemption can be sent via check to the address of record or can be sent to you by wire or ACH to the previously established bank account.  Only bank accounts held at domestic financial institutions that are ACH members can be used for transactions through the Funds’ website.

Payment of Redemption Proceeds
Payment of your redemption proceeds will be made promptly, but not later than seven days after the receipt of your written request in good order.  If you did not purchase your shares with a wire payment, the Funds may delay payment of your redemption proceeds for up to 12 calendar days from purchase or until your check has cleared, whichever occurs first.

Systematic Withdrawal Plan
As another convenience, you may redeem your shares through the Systematic Withdrawal Plan (“SWP”).  Under the SWP, shareholders or their financial intermediaries may request that a payment drawn in a predetermined amount be sent to them on a monthly, quarterly or annual basis.  In order to participate in the SWP, your account balance must be at least $5,000 and each withdrawal amount must be for a minimum of $100.  If you elect this method of redemption, the Funds will send a check directly to your address of record or will send the payment directly to your bank account via electronic funds transfer through the ACH network.  For payment through the ACH network, your bank must be an ACH member and your bank account information must be previously established on your account.  The SWP may be terminated at any time by the Funds.  You may also elect to terminate your participation in the SWP by communicating in writing or by telephone to the Transfer Agent no later than five days before the next scheduled withdrawal at the addresses shown above or at 1-855-736-7799 (855-SEM-PRXX).

A withdrawal under the SWP involves a redemption of shares and may result in a gain or loss for federal income tax purposes.  In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.  To establish a SWP, an investor must complete the appropriate sections of the account application.  For additional information on the SWP, please call the Transfer Agent at 1-855-736-7799 (855-SEM-PRXX).

Redemption “In-Kind”
The Funds reserve the right to pay redemption proceeds to you in whole or in part by a distribution of securities from a Fund’s portfolio (a “redemption in-kind”).  It is not expected that the Funds would do so except during unusual market conditions.  A redemption, whether in cash or in-kind, is a taxable event for you.  If a Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash.

Signature Guarantees
Signature guarantees, from either a Medallion program member or non-Medallion program Member, will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program.  A notary public is not an acceptable signature guarantor.

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A signature guarantee is required to redeem shares in the following situations:

•	When ownership is being changed on your account;
•	When redemption proceeds are payable or sent to any person, address or bank account not on record;
•	If a change of address was received by the Transfer Agent within the last 15 calendar days; and
•	For all redemptions in excess of $50,000 from any shareholder account.

Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source.

In addition to the situations described above, the Funds and/or the Transfer Agent may require a signature guarantee or signature validation program stamp in other instances based on the facts and circumstances.

Other Information about Redemptions
The Funds may redeem the shares in your account if the value of your account is less than $1,000 as a result of redemptions you have made.  This does not apply to retirement plan accounts.  You will be notified that the value of your account is less than $1,000 before the Funds make an involuntary redemption.  You will then have 30 days in which to make an additional investment to bring the value of your account to at least $1,000 before the Fund takes any action.

How to Exchange Fund Shares
You may exchange your Fund shares on any day the Funds and NYSE are open for business either directly with the Funds or through your financial intermediary.

Exchange Privilege
As a shareholder, you have the privilege of exchanging shares of one Semper Fund for shares of the other Semper Fund in the Trust.  However, you should note the following:

•	Exchanges may only be made between like share classes;
•	You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number;
•	Before exchanging into another Semper Fund, read a description of the Fund in this Prospectus;
•
Exchanges are considered a sale and purchase of Fund shares for tax purposes and may be taxed as short-term or long-term capital gain or loss depending on the period shares are held, subject to certain limitations on the deductibility of losses;

•
The Funds reserve the right to refuse exchange purchases by any person or group if, in the Adviser’s judgment, a Fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected;

•	If you accepted telephone options on your account application, you can make a telephone request to exchange your shares for an additional $5 fee;
•	The minimum exchange amount between existing accounts invested in the Semper Funds is the $1,000; and
•	The Funds may modify, restrict or terminate the exchange privilege at any time.

You may make exchanges of your shares between the Semper Funds by telephone at 1-855-736-7799 (855-SEM-PRXX), by accessing your Fund account using the internet at  http://www.semperfunds.com/index.html, in writing by sending a written request to the Semper Funds, or through your financial intermediary.

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DIVIDENDS AND DISTRIBUTIONS

The Funds will make distributions of dividends, if any, from net investment income on a monthly basis.  The Funds will make distributions of capital gains, if any, on an annual basis.  A Fund may make an additional payment of dividends or distributions of capital gains if it deems it desirable at any other time of the year.

All distributions will be reinvested in Fund shares unless you choose one of the following options: (1) receive dividends in cash while reinvesting capital gain distributions in additional Fund shares; (2) reinvest dividends in additional Fund shares and receive capital gains in cash; or (3) receive all distributions in cash.  Distributions are taxable whether reinvested in additional shares or received in cash.

If you elect to receive distributions in cash and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Funds reserve the right to reinvest the distribution check in your account, at a Fund’s current NAV per share, and to reinvest all subsequent distributions.  If you wish to change your distribution option, notify the Transfer Agent in writing or by telephone at least five (5) days in advance of the payment date for the distribution.

Any dividend or capital gain distribution paid by the Funds has the effect of reducing the NAV per share on the ex-dividend date by the amount of the dividend or capital gain distribution.  You should note that a dividend or capital gain distribution paid on shares purchased shortly before that dividend or capital gain distribution was declared will be subject to income taxes even though the dividend or capital gain distribution represents, in an economic sense, a partial return of capital to you.

TOOLS TO COMBAT FREQUENT TRANSACTIONS

The Board has adopted policies and procedures to prevent frequent transactions in the Funds.  The Funds discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm the Funds’ performance. The Funds take steps to reduce the frequency and effect of these activities in the Funds.  These steps include monitoring trading practices and using fair value pricing.  Although these efforts (which are described in more detail below) are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity may occur.  Further, while the Funds make efforts to identify and restrict frequent trading, the Funds receive purchase and sale orders through financial intermediaries and cannot always know or detect frequent trading that may be facilitated by the use of intermediaries or the use of group or omnibus accounts by those intermediaries.  Each Fund seeks to exercise its judgment in implementing these tools to the best of its abilities in a manner that the Funds believe is consistent with shareholder interests.

Monitoring Trading Practices.  The Funds monitor selected trades in an effort to detect excessive short-term trading activities.  If, as a result of this monitoring, a Fund believes that a shareholder has engaged in excessive short-term trading, it may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases in the shareholder’s accounts.  In making such judgments, each Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders.  Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions a Fund handles, there can be no assurance that a Fund’s efforts will identify all trades or trading practices that may be considered abusive.  In addition, the Funds’ ability to monitor trades that are placed by individual shareholders within group or omnibus accounts maintained by financial intermediaries is limited because the Funds do not have simultaneous access to the underlying shareholder account information.

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In compliance with Rule 22c-2 of the 1940 Act, the Funds’ distributor, on behalf of the Funds, has entered into written agreements with each of the Funds’ financial intermediaries, under which the intermediary must, upon request, provide the Funds with certain shareholder and identity trading information so that each Fund can enforce its market timing policies.

Fair Value Pricing.  Each Fund employs fair value pricing selectively to ensure greater accuracy in its daily NAV and to prevent dilution by frequent traders or market timers who seek to take advantage of temporary market anomalies.  The Board has developed procedures which utilize fair value pricing when reliable market quotations are not readily available or the Funds’ pricing service does not provide a valuation (or provides a valuation that in the judgment of the Adviser to the Funds does not represent the security’s fair value), or when, in the judgment of the Adviser, events have rendered the market value unreliable.  Valuing securities at fair value involves reliance on judgment.  Fair value determinations are made in good faith in accordance with procedures adopted by the Board and are reviewed annually by the Board.  There can be no assurance that a Fund will obtain the fair value assigned to a security if it were to sell the security at approximately the time at which a Fund determines its NAV per share.

Fair value pricing may be applied to non-U.S. securities.  The trading hours for most non-U.S. securities end prior to the close of the NYSE, the time that each Fund’s NAV is calculated.  The occurrence of certain events after the close of non-U.S. markets, but prior to the close of the NYSE (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of non-U.S. securities when non-U.S. markets open on the following business day.  If such events occur, the Funds may value non-U.S. securities at fair value, taking into account such events, when it calculates its NAV.  Other types of securities that the Funds may hold for which fair value pricing might be required include, but are not limited to: (a) investments which are infrequently traded and/or the market price of which the Adviser believes may be stale; (b) illiquid securities, including “restricted” securities and private placements for which there is no public market; (c) securities of an issuer that has entered into a restructuring; (d) securities whose trading has been halted or suspended; and (e) fixed income securities that have gone into default and for which there is not a current market value quotation.

More detailed information regarding fair value pricing can be found under the heading titled, “Pricing of Fund Shares.”

TAX CONSEQUENCES

Each Fund has elected and intends to qualify to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, (the “Code”).  As a regulated investment company, the Funds will not be subject to federal income tax if the Fund distributes its income as required by tax law and satisfies certain other requirements that are described in the SAI.

The Funds typically make distributions of dividends and capital gains.  Dividends are taxable to you as ordinary income or, possibly to a limited extent, as qualified dividend income, depending on the source of such income to the distributing Fund and the holding period of a Fund for its dividend-paying securities and of you for your Fund shares.  The rate you pay on capital gain distributions will depend on how long a Fund held the securities that generated the gains, not on how long you owned your Fund shares.  You will be taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.  A portion of ordinary income dividends paid by the Funds may be qualified dividend income eligible for taxation at long-term capital gain rates for individual investors, provided that certain holding period and other requirements are met.  Qualified dividend income, the amount of which will be reported to you by the Funds, is currently taxed at a maximum federal rate of 20%.  The eligibility for qualified divided tax rates depends on the underlying investments of a Fund.  Some or all of your distributions may not be eligible for this preferential tax rate.  An additional federal tax at the rate of 3.8% applies to net investment income (which generally will include dividends and capital gains from an investment in a Fund) of shareholders with adjusted gross incomes over $200,000 for single filers and $250,000 for married joint filers.  Although distributions are generally taxable when received, certain distributions declared in October, November, or December to shareholders of record on a specified date in such a month, but paid in the following January are taxable as if received the prior December.

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By law, the Funds must withhold as backup withholding a percentage (currently 28%) of your taxable distributions and redemption proceeds if you do not provide your correct social security or taxpayer identification number and certify that you are not subject to backup withholding, or if the Internal Revenue Service instructs the Funds to do so.

If you sell or exchange your Fund shares, it is a taxable event for you.  Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction.  It will be a capital gain or loss if you hold your shares in a Fund as a capital asset.  Long-term capital gains are subject to a maximum federal tax rate of 20%.  State and local taxes also may apply.  You are responsible for any tax liabilities generated by your transaction and your investment in a Fund.  The Code limits the deductibility of capital losses in certain circumstances.

There is no requirement that a Fund take into consideration any tax implications when implementing its investment strategy.  Shareholders should note that a Fund may make taxable distributions of income and capital gains even when share values have declined.  Additional information concerning the taxation of the Funds and its shareholders is contained in the SAI.  You should consult your own tax advisor concerning federal, state and local taxation of distributions from the Funds.

DISTRIBUTION OF FUND SHARES

Distributor
Quasar Distributors, LLC (“Quasar”), an affiliate of the Funds’ transfer agent, U.S. Bancorp Fund Services, LLC, is located at 615 East Michigan Street, 4th floor, Milwaukee, Wisconsin 53202, and is the distributor for the shares of the Funds.  Quasar is a registered broker-dealer and a member of the Financial Industry Regulatory Authority, Inc.  Shares of the Fund are offered on a continuous basis.

Distribution and Service (Rule 12b-1) Plan
The Trust has adopted a plan pursuant to Rule 12b-1 that allows the MBS Fund’s Class A shares, and both Funds’ Investor Class shares, to pay distribution and service fees for the sale, distribution and servicing of a Fund’s shares.  The plan provides for the payment of a distribution and service fee at the annual rate of 0.25% of average daily net assets of the MBS Fund’s Class A shares and 0.25% of average daily net assets of a Fund’s Investor Class shares.  Because these fees are paid out of a Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Service Fees – Other Payments to Third Parties
The Funds may pay service fees to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions, including affiliates of the Adviser, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents.

The Adviser, out of its own resources, and without additional cost to the Funds or their shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Funds.  These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary.  Cash compensation may also be paid to intermediaries for inclusion of the Funds on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to the Funds’ shareholders.  The Adviser may also pay cash compensation in the form of finder’s fees that vary depending on the dollar amount of the shares sold.

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GENERAL POLICIES

Some of the following policies are mentioned above.  In general, each Fund reserves the right to:

—	Refuse, change, discontinue, or temporarily suspend account services, including telephone purchase, or telephone redemption privileges, for any reason;

—
Reject any purchase request for any reason.  Generally, the Funds do this if the purchase is disruptive to the efficient management of a Fund (due to the timing of the investment or an investor’s history of excessive trading);

—
Redeem all shares in your account if your balance falls below a Fund’s minimum initial investment requirement due to redemption activity.  If, within 30 days of the Funds’ written request, you have not increased your account balance, you may be required to redeem your shares.  The Funds will not require you to redeem shares if the value of your account drops below the investment minimum due to fluctuations of NAV;

—	Delay paying redemption proceeds for up to seven calendar days after receiving a request, if an earlier payment could adversely affect a Fund; and

—	Reject any purchase or redemption request that does not contain all required documentation.

Additionally, The Funds’ minimum investment requirements may be waived from time to time by the Adviser, and for the following types of shareholders:

—
Current and retired employees, directors/trustees and officers of the Trust, the Adviser and its affiliates and certain family members of each of them (i.e., spouse, domestic partner, child, parent, sibling, grandchild and grandparent, in each case including in-law, step and adoptive relationships);

—	Any trust, pension, profit sharing or other benefit plan for current and retired employees, directors/trustees and officers of the Adviser and its affiliates;

—
Current employees of the Transfer Agent, broker-dealers who act as selling agents for the Funds, intermediaries that have marketing agreements in place with the Adviser and the immediate family members of any of them;

—	Existing clients of the Adviser, their employees and immediate family members of such employees;

—	Registered investment advisers who buy through a broker-dealer or service agent who has entered into an agreement with the Funds’ distributor;

—	Qualified broker-dealers who have entered into an agreement with the Funds’ distributor; and

—
Individual accountholders of a financial intermediary that charges an ongoing fee for its services or offers shares through a no-load network or platform, provided the aggregate value of such accounts invested in Institutional Class shares is at least $1 million or is anticipated by the Adviser to reach $1 million.

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If you elect telephone privileges on the account application or in a letter to the Funds, you may be responsible for any fraudulent telephone orders as long as a Fund has taken reasonable precautions to verify your identity.  If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.  In addition, once you place a telephone transaction request, it cannot be canceled or modified.

Telephone trades must be received by or prior to market close.  During periods of high market activity, shareholders may encounter higher than usual call wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.  If you are unable to contact the Funds by telephone, you may also mail your request to the Funds at the address listed under “How to Purchase Fund Shares.”

You should be aware that there may be delays, malfunctions or other inconveniences associated with online transactions. There also may be times when the website is unavailable for Funds transactions or other purposes.  Should this happen, you should consider performing transactions by another method.

The Funds employ procedures to confirm that transactions entered online are genuine.  These procedures include passwords, encryption and other precautions reasonably designed to protect the integrity, confidentiality and security of shareholder information.  In order to conduct transactions on the website, you will need your account number, username and password.  The Funds and their service providers will not be liable for any loss, liability, cost or expense for following instructions communicated through the Funds’ website, including fraudulent or unauthorized instructions.

Your financial intermediary may establish policies that differ from those of the Funds.  For example, the organization may charge transaction fees, set higher minimum investments, or impose certain limitations on buying or selling shares in addition to those identified in this Prospectus.  Contact your financial intermediary for details.

Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws.

Fund Mailings

Statements and reports that the Funds will send to you include the following:

•	Confirmation statements (after every transaction that affects your account balance or your account registration);
•	Annual and semi-annual shareholder reports (every six months); and
•	Quarterly account statements.

Householding

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-855-736-7799 (855-SEM-PRXX) to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

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INDEX DESCRIPTION

The Barclays Capital U.S. Mortgage Backed Securities Index covers agency mortgage-backed pass-through securities – both fixed-rate and hybrid ARM – issued by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). Pool aggregates must have at least $250 million outstanding with a weighted average maturity of at least one year.

The Barclays 1-3 Year U.S. Government Index covers U.S. Treasury and agency securities issued by the U.S. Government with a maturity from 1 up to but not including 3 years. This unmanaged index contains only dollar-denominated issues with at least $250 million par outstanding.

The Barclays 1-3 Year U.S. Treasury Index covers U.S. Treasury securities issued by the U.S. Government with a maturity from 1 up to but not including 3 years. This unmanaged index contains only dollar-denominated issues with at least $250 million par outstanding.

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FINANCIAL HIGHLIGHTS

The financial highlights tables below are intended to help you understand the financial performance of each Fund’s shares for the fiscal period shown.   Information prior to March 28, 2014 is that of the Predecessor Fund.  Certain information reflects financial results for a single share of the Fund.  The total returns in the table represent the rate that an investor would have earned on an investment in a Fund assuming reinvestment of all dividends and distributions.  The Funds’ information has been audited by Tait, Weller & Baker LLP, whose report, along with each Fund’s financial statements, are included in the Funds’ annual report dated November 30, 2014, which is available free of charge upon request.  The MBS Fund’s Class A shares had not commenced operations prior to November 30, 2015.

Semper MBS Total Return Fund – Investor Class

For a share outstanding throughout each period	Six Months Ended May 31, 2015 (Unaudited)	Year Ended November 30, 2014	July 22, 2013* to November 30, 2013

Net asset value, beginning of period	$11.08	$10.75	$10.00

Income from investment operations:
Net investment income	0.26^	0.55^	0.08
Net realized and unrealized gain on investments	0.01	0.38	0.75
Total from investment operations	0.27	0.93	0.83

Less distributions:
From net investment income	(0.28)	(0.57)	(0.08)
From net realized gain on investments	(0.07)	(0.03)	--
Total distributions	(0.35)	(0.60)	(0.08)

Net asset value, end of period	$11.00	$11.08	$10.75

Total return	2.52%+	8.84%	8.31%+

Ratios/supplemental data:
Net assets, end of period (thousands)	$36,258	$26,121	$2,969
Ratio of expenses to average net assets:
Before fee waiver and expense reimbursement	1.03%++	1.12%	3.80%++
After fee waiver and expense reimbursement	1.00%++	1.00%	1.00%++
Ratio of net investment income to average net assets:
Before fee waiver and expense reimbursement	4.75%++	4.83%	1.45%++
After fee waiver and expense reimbursement	4.78%++	4.95%	4.25%++
Portfolio turnover rate	66%+	142%	114%+
*      Commencement of operations.
^      Based on average shares outstanding.
+      Not annualized.
++      Annualized.

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Semper MBS Total Return Fund – Institutional Class

For a share outstanding throughout each period	Six Months Ended May 31, 2015 (Unaudited)	Year Ended November 30, 2014	July 22, 2013* to November 30, 2013

Net asset value, beginning of period	$11.09	$10.75	$10.00

Income from investment operations:
Net investment income	0.28^	0.58^	0.08
Net realized and unrealized gain on investments	0.00#	0.38	0.75
Total from investment operations	0.28	0.96	0.83

Less distributions:
From net investment income	(0.30)	(0.59)	(0.08)
From net realized gain on investments	(0.07)	(0.03)	--
Total distributions	(0.37)	(0.62)	(0.08)

Net asset value, end of period	$11.00	$11.09	$10.75

Total return	2.55%+	9.18%	8.35%+

Ratios/supplemental data:
Net assets, end of period (thousands)	$184,151	$126,607	$30,576
Ratio of expenses to average net assets:
Before fee waiver and expense reimbursement	0.77%++	0.89%	3.65%++
After fee waiver and expense reimbursement	0.75%++	0.75%	0.75%++
Ratio of net investment income to average net assets:
Before fee waiver and expense reimbursement	5.01%++	5.10%	1.54%++
After fee waiver and expense reimbursement	5.03%++	5.24%	4.44%++
Portfolio turnover rate	66%	142%	114%+
*      Commencement of operations.
^      Based on average shares outstanding.
+      Not annualized.
++      Annualized.
#      Less than $0.01.

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Semper Short Duration Fund – Investor Class
For a share outstanding throughout each period	Six Months Ended May 31, 2015 (Unaudited)	For the Year Ended November 30,			December 23, 2010* through November 30, 2011
		2014	2013	2012

Net asset value, beginning of period	$10.19	$10.23	$10.39	$10.25	$10.00

Income from investment operations:
Net investment income	0.14^	0.13^	0.13	0.11	0.14
Net realized and unrealized gain/(loss) on investments	(0.07)	0.06	(0.11)	0.27	0.25
Total from investment operations	0.07	0.19	0.02	0.38	0.39

Less distributions:
From net investment income	(0.16)	(0.21)	(0.15)	(0.13)	(0.14)
From net realized gain on investments	(0.01)	(0.02)	(0.03)	(0.11)	---
Total distributions	(0.17)	(0.23)	(0.18)	(0.24)	(0.14)

Net asset value, end of period	$10.09	$10.19	$10.23	$10.39	$10.25

Total Return	0.74%+	1.86%	0.18%	3.84%	3.89%+

Ratios/Supplemental Data:
Net assets, at end of period (thousands)	$503	$907	$1,173	$856	$207
Ratio of expenses to average net assets:
Before fee waiver and expense reimbursement	1.52%++	1.84%	2.91%	3.40%	8.07%++
After fee waiver and expense reimbursement #	1.25%++	1.13%	0.92%	0.85%	0.85%++
Ratio of investment income/(loss) to average net assets:
Before fee waiver and expense reimbursement	2.59%++	0.58%	(0.69)%	(1.47)%	(5.70)%++
After fee waiver and expense reimbursement	2.86%++	1.29%	1.30%	1.08%	1.52%++
Portfolio turnover rate	19%	92%	108%	78%	87%+
*      Commencement of operations.
^      Based on average shares outstanding.
+      Not annualized
++      Annualized.
#Excluding interest expense, the ratio of expenses to average net assets would have been 0.85% and 0.85% for the six months ended May 31, 2015 and the years ended November 30, 3014 and 2013, respectively.

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Semper Short Duration Fund – Institutional Class

For a share outstanding throughout each period	Six Months May 31, 2015 (Unaudited)	For the Year Ended November 30,			December 23, 2010* through November 30, 2011
		2014	2013	2012
Net asset value, beginning of period	$10.20	$10.24	$10.40	$10.26	$10.00

Income from investment operations:
Net investment income	0.15^	0.24^	0.16	0.14	0.16
Net realized and unrealized gain/(loss) on investments	(0.06)	(0.03)	(0.12)	0.27	0.26
Total from investment operations	0.09	0.21	0.04	0.41	0.42

Less distributions:
From net investment income	(0.18)	(0.23)	(0.17)	(0.16)	(0.16)
From net realized gain on investment	(0.01)	(0.02)	(0.03)	(0.11)	---
Total distributions	(0.19)	(0.25)	(0.20)	(0.27)	(0.16)

Net asset value, end of period	$10.10	$10.20	$10.24	$10.40	$10.26

Total return	0.87%+	2.11%	0.42%	4.10%	4.22%+

Ratios/supplemental data:
Net assets at end of period (thousands)	$43,011	$61,232	$51,382	$23,050	$6,478
Ratio of expense to average net assets:
Before fee waiver and expense reimbursement	1.27%++	1.06%	1.15%	2.51%	4.27%++
After fee waiver and expense reimbursement#	1.00%++	0.90%	0.68%	0.60%	0.60%++
Ratio of net investment income/(loss) to average net assets:
Before fee waiver and expense reimbursement	2.78%++	2.14%	1.09%	(0.58)%	(1.97)%++
After fee waiver and expense reimbursement	3.05%++	2.30%	1.56%	1.33%	1.70%++
Portfolio turnover rate	19%+	92%	108%	78%	87%+
*      Commencement of operations.
^      Based on average shares outstanding.
+      Not annualized.
++      Annualized.
#
Excluding interest expense, the ratio of expenses to average net assets would have been 0.60% and 0.60% for the six months ended May 31, 2015 and the years ended November 30, 3014 and 2013, respectively

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Investment Adviser
Semper Capital Management, L.P.
52 Vanderbilt Avenue, Suite 401
New York, NY 10017

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Legal Counsel
Paul Hastings LLP
75 East 55th Street
New York, New York 10022-3205

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

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44

PRIVACY NOTICE

Each Fund collects non-public information about you from the following sources:

—	Information we receive about you on applications or other forms;
—	Information you give us orally; and/or
—	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

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PN-1

Semper MBS Total Return Fund
Semper Short Duration Fund
A series of Advisors Series Trust
http://www.semperfunds.com/index.html

FOR MORE INFORMATION

You can find more information about the Funds in the following documents:

Statement of Additional Information
The SAI provides additional details about the investments and techniques of the Funds and certain other additional information.  A current SAI is on file with the SEC and is incorporated into this Prospectus by reference.  This means that the SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus.

Annual and Semi-Annual Reports
The Funds’ annual and semi-annual reports (collectively, the “Shareholder Reports”) will provide the most recent financial reports and portfolio listings.  The annual report will contain a discussion of the market conditions and investment strategies that affected a Fund’s performance during a Fund’s previous fiscal year.

The SAI and Shareholder Reports will be available free of charge on the Funds’ website at http://www.semperfunds.com/index.html.  You can obtain a free copy of the SAI and Shareholder Reports, request other information, or make general inquiries about the Fund by calling the Fund (toll-free) at 1-855-736-7799 (855-SEM-PRXX) or by writing to:

Semper MBS Total Return Fund
Semper Short Duration Fund
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
http://www.semperfunds.com/index.html

You may review and copy information about the Funds, including the SAI and Shareholder Reports, at the Public Reference Room of the SEC in Washington, D.C.  You can obtain information on the operation of the Public Reference Room by calling (202) 551-8090.  Reports and other information about the Fund are also available:

•	Free of charge from the SEC’s EDGAR database on the SEC’s website at http://www.sec.gov;
•	For a fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-1520; or
•	For a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

(The Trust’s SEC Investment Company Act file number is 811-07959.)

Table of Contents - Prospectus

Subject to Completion—Dated October 16, 2015

The information in this Statement of Additional Information is not complete and may be changed.  We may not sell these securities until the registration statement filed with the U.S. Securities and Exchange Commission is effective.  This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Statement of Additional Information

December [  ], 2015

Semper MBS Total Return Fund

Class A	[ ]
Institutional Class	SEMMX
Investor Class	SEMPX

Semper Short Duration Fund

Institutional Class	SEMIX
Investor Class	SEMRX

(Each a “Fund,” together the “Funds”)

Investment Adviser:

Semper Capital Management, L.P.
52 Vanderbilt Avenue, Suite 401
New York, NY 10017

Account Information and Shareholder Services:

Semper Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
1-855-736-7799 (855-SEM-PRXX)

This Statement of Additional Information (“SAI”) is not a prospectus and it should be read in conjunction with the Prospectus dated December [  ], 2015, as may be revised, for the Class A shares, Institutional Class shares and Investor Class shares of the Semper MBS Total Return Fund, and Institutional Class shares and Investor Class shares of the Semper Short Duration Fund, each a series of Advisors Series Trust (the “Trust”).  A copy of the Prospectus may be obtained by contacting the Funds at the address or telephone number above or by visiting the Funds’ website at http://www.semperfunds.com/index.html.

The Funds’ audited financial statements and notes thereto for the fiscal year ended November 30, 2014, and the Funds’ unaudited financial statement for the fiscal period ended May 31, 2015, are included in the Funds’ annual report and semi-annual report to shareholders for the fiscal year ended November 30, 2014 and fiscal period ended May 31, 2015, respectively, and are incorporated by reference into this SAI.  A copy of the annual report and semi-annual report may be obtained without charge by calling or writing the Funds as shown above or by visiting the Funds’ website at http://www.semperfunds.com/index.html.

TABLE OF CONTENTS

Table of Contents - Statement of Additional Information

THE TRUST

The Trust is a Delaware statutory trust organized under the laws of the State of Delaware on October 3, 1996, and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company.  The Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) permits the Trust’s Board of Trustees (the “Board” or the “Trustees”) to issue an unlimited number of full and fractional shares of beneficial interest, par value $0.01 per share, which may be issued in any number of series.  The Trust consists of various series that represent separate investment portfolios.  The Board may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series.  This SAI relates only to the Fund.

The Semper MBS Total Return Fund (the “MBS Fund”) commenced operations on July 22, 2013 and the Semper Short Duration Fund was organized as a diversified series of Forum Funds and commenced operations on December 23, 2010 (the “Predecessor Fund”).  On March 28, 2014, the Predecessor Fund was reorganized into a newly formed series of the Trust with the same name, the Semper Short Duration Fund (the “Short Duration Fund”).  The investment adviser to the MBS Fund, the Predecessor Fund and the Short Duration Fund is Semper Capital Management, L.P. (the “Adviser”).  Financial information provided in this SAI for the Short Duration Fund for periods prior to March 28, 2014 relates to the Predecessor Fund.  On December [  ], 2015, Class A shares became available for purchase for the MBS Fund.

Registration with the SEC does not involve supervision of the management or policies of the Fund.  The Prospectus of the Fund and this SAI omit certain of the information contained in the Registration Statement filed with the SEC.  Copies of such information may be obtained from the SEC upon payment of the prescribed fee or may be accessed free of charge at the SEC’s website at www.sec.gov.

INVESTMENT POLICIES

The discussion below supplements information contained in the Funds’ Prospectus as to the investment policies and risks of the Funds.

Diversification
Each Fund is diversified under applicable federal securities laws.  This means that as to 75% of its total assets (1) no more than 5% may be invested in the securities of a single issuer, and (2) it may not hold more than 10% of the outstanding voting securities of a single issuer.  However, the diversification of a mutual fund’s holdings is measured at the time the fund purchases a security and if a Fund purchases a security and holds it for a period of time, the security may become a larger percentage of the Fund’s total assets due to movements in the financial markets.  If the market affects several securities held by a Fund, the Fund may have a greater percentage of its assets invested in securities of fewer issuers.  Accordingly, each Fund is subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities despite qualifying as a diversified fund.

Percentage Limitations
Whenever an investment policy or limitation states a maximum percentage of each Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of a Fund’s acquisition or sale of such security or other asset.  Accordingly, except with respect to borrowing and illiquid securities, any subsequent change in values, net assets or other circumstances will not be considered in determining whether an investment complies with each Fund’s investment policies and limitations.  In addition, if a bankruptcy or other extraordinary event occurs concerning a particular investment by a Fund, the Fund may receive stock, real estate or other investments that the Fund would not, or could not buy.  If this happens, a Fund would sell such investments as soon as practicable while trying to maximize the return to its shareholders.

Table of Contents - Statement of Additional Information

Risks Associated With Recent Economic Events
The U.S. credit markets have been experiencing above-average volatility and disruption for more than five years.  Instability in the credit markets has made it more difficult for some issuers of debt securities to obtain financing or refinancing for their investment or lending activities or operations.  In particular, because of volatile conditions in the credit markets, issuers of debt securities may be subject to increased cost for debt, tightening underwriting standards and reduced liquidity for loans they make, securities they purchase and securities they issue.  These developments may increase the volatility of the value of securities owned by the Funds.  A significant worsening of the conditions could adversely affect the broader economy, which in turn may adversely affect the ability of issuers of securities owned by the Funds to make payments of principal and interest when due, lead to lower credit ratings of issuers and increased defaults by issuers.  Such developments could, in turn, reduce the value of securities owned by the Funds and adversely affect the net asset value (“NAV”) of their shares.

The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) significantly revises and expands the rulemaking, supervisory and enforcement authority of federal bank, securities and commodities regulators.  It is unclear how these regulators will exercise these revised and expanded powers and whether they will undertake rulemaking, supervisory or enforcement actions that would adversely affect the Funds or investments made by the Funds.  Possible regulatory actions taken under these revised and expanded powers may include actions related to financial consumer protection, proprietary trading and derivatives.  There is a risk that new and additional government regulation authorized by the Dodd-Frank Act could result in higher Fund costs and expenses.  Legislators and regulators in the United States are currently considering a wide range of proposals in addition to the Dodd-Frank Act that, if enacted, could result in major changes to the way banking operations are regulated.  In addition, the recent European debt crisis and related financial restructuring efforts have contributed to the instability in global credit markets.  The strength and duration of any economic recovery will be impacted by the European debt crisis and the reaction to any efforts to address the crisis.

Government Intervention In Financial Markets Risk
The recent instability in the financial markets has led the U.S. government and foreign governments to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced excess volatility, and in some cases a lack of liquidity.  U.S. federal and state governments and foreign governments, their regulatory agencies or self-regulatory organizations may take additional actions that affect the regulation of the securities in which the Funds invest, or the issuers of such securities, in ways that are unforeseeable.  In unusual circumstances, issuers of corporate securities might seek protection under the bankruptcy laws.  Legislation or regulation may also change the way in which the Funds themselves are regulated.  Such legislation or regulation could limit or preclude the Funds’ ability to achieve their investment objectives.

Exclusion from Definition of Commodity Pool Operator
Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (“CEA”), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Funds.  The Funds and the Adviser are therefore not currently subject to registration or regulation as a pool operator under the CEA.  In order to claim the Rule 4.5 exemption, the Funds are significantly limited in their ability to invest in commodity futures, options and swaps (including securities futures, broad-based stock index futures and financial futures contracts).  As a result, in the future the Fund will be more limited in their ability to use these instruments than in the past and these limitations should not have a negative impact on the ability of the Adviser to manage the Funds, and on each Fund’s performance, as the Rule 4.5 exemption can be withdrawn at any time.

Table of Contents - Statement of Additional Information

The Funds may invest in the following types of investments, each of which is subject to certain risks, as discussed below:

U.S. Government Securities and Mortgage-Backed Securities
The residential mortgage market in the United States recently has experienced difficulties that may adversely affect the performance and market value of certain of a Fund’s mortgage-related investments.  Delinquencies and losses on residential mortgage loans (especially subprime and second-lien mortgage loans) generally have increased recently and may continue to increase, and a decline in or flattening of housing values (as has recently been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses.  Borrowers with adjustable rate mortgage loans are more sensitive to changes in interest rates, which affect their monthly mortgage payments, and may be unable to secure replacement mortgages at comparably low interest rates.  Also, a number of residential mortgage loan originators have recently experienced serious financial difficulties or bankruptcy.  Owing largely to the foregoing, reduced investor demand for mortgage loans and mortgage-related securities, and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities.  It is possible that such limited liquidity in such secondary markets could continue or worsen.  There is also no assurance that the U.S. Government will take further action to support the mortgage-related securities industry, as it has in the past, should the economic downturn continue or the economy experience another downturn.  Further, recent legislative action and any future government actions may significantly alter the manner in which the mortgage-related securities market functions.  Each of these factors could ultimately increase the risk that a Fund could realize losses on mortgage-related securities.

As used in this SAI, the term “U.S. Government securities” means securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities.

Securities issued or guaranteed by the U.S. Government include a variety of Treasury securities (i.e., securities issued by the U.S. Government) that differ only in their interest rates, maturities and dates of issuance.  Treasury Bills have maturities of one year or less.  Treasury Notes have maturities of one to ten years, and Treasury Bonds generally have maturities of greater than ten years at the date of issuance.  Zero coupon Treasury securities consist of Treasury Notes and Bonds that have been stripped of their unmatured interest coupons.

U.S. Government agencies or instrumentalities which issue or guarantee securities include, but are not limited to, the Federal Housing Administration, Federal National Mortgage Association, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board, the Inter-American Development Bank, the Asian Development Bank, the Student Loan Marketing Association and the International Bank for Reconstruction and Development.

Except for U.S. Treasury securities, obligations of U.S. Government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States.  Some are backed by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. Government to purchase the agencies’ obligations; while still others, such as the Student Loan Marketing Association, are supported only by the credit of the instrumentality.  In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.  If a Fund elects to invest in U.S. Government securities, then it will invest in securities of such instrumentality only when the Adviser is satisfied that the credit risk with respect to any instrumentality is acceptable.

Table of Contents - Statement of Additional Information

Among the U.S. Government securities that a Fund may purchase are “mortgage-backed securities” of the Government National Mortgage Association (“Ginnie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal National Mortgage Association (“Fannie Mae”).  These mortgage-backed securities include “pass-through” securities and “participation certificates;” both are similar, representing pools of mortgages that are assembled, with interests sold in the pool; the assembly is made by an “issuer” which assembles the mortgages in the pool and passes through payments of principal and interest for a fee payable to it.  Payments of principal and interest by individual mortgagors are “passed through” to the holders of the interest in the pool.  Thus, the monthly or other regular payments on pass-through securities and participation certificates include payments of principal (including prepayments on mortgages in the pool) rather than only interest payments.  Another type of mortgage-backed security is the “collateralized mortgage obligation” or “CMO,” which is similar to a conventional bond (in that it makes fixed interest payments and has an established maturity date) and is secured by groups of individual mortgages.  Timely payment of principal and interest on Ginnie Mae pass-throughs is guaranteed by the full faith and credit of the United States, but their yield is not guaranteed.  Freddie Mac and Fannie Mae are both instrumentalities of the U.S. Government, but their obligations are not backed by the full faith and credit of the United States.  It is possible that the availability and the marketability (i.e., liquidity) of these securities discussed in this paragraph could be adversely affected by actions of the U.S. Government to tighten the availability of its credit or to affect adversely the tax effects of owning them.

As of September 7, 2008, the Federal Housing Finance Agency (“FHFA”) has been appointed to be the Conservator of Freddie Mac and Fannie Mae for an indefinite period.  In accordance with the Federal Housing Finance Regulatory Reform Act of 2008 and the Federal Housing Enterprises Financial Safety and Soundness Act of 1992, as Conservator, the FHFA will control and oversee the entities until the FHFA deems them financially sound and solvent.  During the Conservatorship, each entity’s obligations are expected to be paid in the normal course of business.  Although no express guarantee exists for the debt or mortgage-backed securities issued by the entities, the U.S. Department of Treasury, through a secured lending credit facility and a Senior Preferred Stock Purchase Agreement, has attempted to enhance the ability of the entities to meet their obligations.  As of the date of this SAI, Freddie Mae and Fannie Mae remain under Conservatorship.

The investment characteristics of adjustable and fixed rate mortgage-backed securities differ from those of traditional fixed income securities.  The major differences include the payment of interest and principal on mortgage-backed securities on a more frequent (usually monthly) schedule, and the possibility that principal may be prepaid at any time due to prepayments on the underlying mortgage loans or other assets.  These differences can result in significantly greater price and yield volatility than is the case with traditional fixed income securities.  As a result, if a Fund purchases mortgage-backed securities at a premium, a faster than expected prepayment rate will reduce both the market value and the yield to maturity from those which were anticipated.  A prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity and market value.  Conversely, if a Fund purchases mortgage-backed securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity and market value.

Prepayments on a pool of mortgage loans are influenced by a variety of factors, including economic conditions, changes in mortgagors’ housing needs, job transfer, unemployment, mortgagors’ net equity in the mortgage properties and servicing decisions.  The timing and level of prepayments cannot be predicted.  Generally, however, prepayments on adjustable rate mortgage loans and fixed rate mortgage loans will increase during a period of falling mortgage interest rates and decrease during a period of rising mortgage interest rates.  Accordingly, the amounts of prepayments available for reinvestment by a Fund are likely to be greater during a period of declining mortgage interest rates.  If general interest rates also decline, such prepayments are likely to be reinvested at lower interest rates than a Fund was earning on the mortgage-backed securities that were prepaid.

Table of Contents - Statement of Additional Information

Certain mortgage loans underlying the mortgage-backed securities in which a Fund may invest will be adjustable rate mortgage loans (“ARMs”).  ARMs eligible for inclusion in a mortgage pool will generally provide for a fixed initial mortgage interest rate for a specified period of time.  Thereafter, the interest rates (the “Mortgage Interest Rates”) may be subject to periodic adjustment based on changes in the applicable index rate (the “Index Rate”).  The adjusted rate would be equal to the Index Rate plus a gross margin, which is a fixed percentage spread over the Index Rate established for each ARM at the time of its origination.

There are two main categories of indexes which provide the basis for rate adjustments on ARMs: those based on U.S. Treasury securities and those derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates.  Commonly utilized indexes include the one-year, three-year and five-year constant maturity Treasury rates, the three-month Treasury Bill rate, the 180-day Treasury bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Funds, the National Median Cost of Funds, the one-month, three-month, six-month or one year London Interbank Offered Rate, the prime rate of a specific bank, or commercial paper rates.  Some indexes, such as the one-year constant maturity Treasury rate, closely mirror changes in market interest rate levels.  Others, such as the 11th District Federal Home Loan Bank Cost of Funds index, tend to lag behind changes in market rate levels and tend to be somewhat less volatile.  The degree of volatility in the market value of a Fund’s portfolio and therefore in the NAV per share of a Fund will be a function of the length of the interest rate reset periods and the degree of volatility in the applicable indexes.

Adjustable interest rates can cause payment increases that some mortgagors may find difficult to make.  However, certain ARMs may provide that the Mortgage Interest Rate may not be adjusted to a rate above an applicable lifetime maximum rate or below an applicable lifetime minimum rate for such ARMs.  Certain ARMs may also be subject to limitations on the maximum amount by which the Mortgage Interest Rate may adjust for any single adjustment period.  Other ARMs (“Negatively Amortizing ARMs”) may provide instead or as well for limitations on changes in the monthly payment on such ARMs.  Limitations on monthly payments can result in monthly payments which are greater or less than the amount necessary to amortize a Negatively Amortizing ARM by its maturity at the Mortgage Interest Rate in effect in any particular month.  In the event that a monthly payment is not sufficient to pay the interest accruing on a Negatively Amortizing ARM, any such excess interest is added to the principal balance of the loan, causing negative amortization, and is repaid through future monthly payments.  It may take borrowers under Negatively Amortizing ARMs longer periods of time to achieve equity and may increase the likelihood of default by such borrowers.  In the event that a monthly payment exceeds the sum of the interest accrued at the applicable Mortgage Interest Rate and the principal payment which would have been necessary to amortize the outstanding principal balance over the remaining term of the loan, the excess (or “accelerated amortization”) further reduces the principal balance of the ARM.  Negatively Amortizing ARMs do not provide for the extension of their original maturity to accommodate changes in their Mortgage Interest Rate.  As a result, unless there is a periodic recalculation of the payment amount (which there generally is), the final payment may be substantially larger than the other payments.  These limitations on periodic increases in interest rates and on changes in monthly payments protect borrowers from unlimited interest rate and payment increases.

The mortgage loans underlying other mortgage-backed securities in which a Fund may invest will be fixed rate mortgage loans.  Generally, fixed rate mortgage loans eligible for inclusion in a mortgage pool will bear simple interest at fixed annual rates and have original terms to maturity ranging from five to 40 years.  Fixed rate mortgage loans generally provide for monthly payments of principal and interest in substantially equal installments for the contractual term of the mortgage note in sufficient amounts to fully amortize principal by maturity although certain fixed rate mortgage loans provide for a large final “balloon” payment upon maturity.

Table of Contents - Statement of Additional Information

CMOs are issued in multiple classes.  Each class of CMOs, often referred to as a “tranche,” is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date.  Principal prepayments on the mortgage loans or other assets (“Mortgage Assets”) underlying the CMOs may cause some or all of the class of CMOs to be retired substantially earlier than their final distribution dates.  Generally interest is paid or accrued on all classes of CMOs on a monthly basis.

The principal of and interest on the Mortgage Assets may be allocated among the several classes of CMOs in various ways.  In certain structures (known as “sequential pay” CMOs), payments of principal, including any principal prepayments, on the Mortgage Assets generally are applied to the classes of CMOs in the order of their respective final distribution dates.  Thus no payment of principal will be made on any class of sequential pay CMOs until all other classes having an earlier final distribution date have been paid in full.

Additional structures of CMOs include, among others, “parallel pay” CMOs.  Parallel pay CMOs are those which are structured to apply principal payments and prepayments of the Mortgage Assets to two or more classes concurrently on a proportionate or disproportionate basis.  These simultaneous payments are taken into account in calculating the final distribution date of each class.

The issuer of a series of mortgage pass-through securities may elect to be treated as a Real Estate Mortgage Investment Conduit (“REMIC”).  REMICs include governmental and/or private entities that issue a fixed pool of mortgages secured by an interest in real property.  REMICs are similar to CMOs in that they issue multiple classes of securities, but unlike CMOs, which are required to be structured as debt securities, REMICs may be structured as indirect ownership interests in the underlying assets of the REMICs themselves.  Although CMOs and REMICs differ in certain respects, characteristics of CMOs described below apply in most cases to REMICs as well.

The Funds may invest in stripped mortgage-backed U.S. Government securities (“SMBS”).  SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of Mortgage Assets.  A common type of SMBS will have one class receiving all of the interest from the Mortgage Assets (interest-only, or “IO”), while the other class will receive the entire principal (principal-only, or “PO”).  However, in some instances, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal.  If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recover its initial investment in these securities.  Certain SMBS may not be readily marketable and will be considered illiquid for purposes of a Fund’s limitation on investments in illiquid securities.  Whether SMBS are liquid or illiquid will be determined in accordance with guidelines established by the Board.  The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates.  The yield on a class of SMBS that receives all or most of the interest from Mortgage Assets are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped.

Mortgage loans are subject to a variety of state and federal regulations designed to protect mortgagors, which may impair the ability of the mortgage lender to enforce its rights under the mortgage documents.  These regulations include legal restraints on foreclosures, homeowner rights of redemption after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on enforcement of mortgage loan “due on sale” clauses and state usury laws.  Even though a Fund may invest in mortgage-backed securities which are U.S. Government securities, these regulations may adversely affect a Fund’s investments by delaying a Fund’s receipt of payments derived from principal or interest on mortgage loans affected by such regulations.

Table of Contents - Statement of Additional Information

An inverse floater is a type of instrument that bears a floating or variable interest rate that moves in the opposite direction to interest rates generally or the interest rate on another security or index.  Inverse floaters are typically created by a broker depositing an income-producing instrument, which may be a mortgage-backed security, in a trust.  The trust in turn issues a variable rate security and inverse floaters.  The interest rate for the variable rate security is typically determined by an index or an auction process, while the inverse floater holder receives the balance of the income from the underlying income-producing instrument less an auction fee.  Because inverse floaters may be considered to be leveraged, including if their interest rates vary by a magnitude that exceeds the magnitude of the change in a reference rate of interest (typically a short term interest rate), the market prices of inverse floaters may be highly sensitive to changes in interest rates and in prepayment rates on the underlying securities, and may decrease significantly when interest rates increase or prepayment rates change.  The returns on inverse floaters may be leveraged, increasing substantially the volatility and interest rate sensitivity.

Privately Issued Mortgage-Backed Securities
The Funds may invest in privately issued mortgage-backed securities.  Mortgage-backed securities offered by private issuers include pass-through securities consisting of pools of conventional residential mortgage loans; mortgage-backed bonds, which are considered to be debt obligations of the institution issuing the bonds and are collateralized by mortgage loans; and bonds and collateralized mortgage obligations that are collateralized by mortgage-backed securities issued by GNMA, FNMA or FHLMC or by pools of conventional mortgages of multi-family or of commercial mortgage loans.

Privately-issued mortgage-backed securities generally offer a higher rate of interest (but greater credit and interest rate risk) than securities issued by U.S. Government issuers because there are no direct or indirect governmental guarantees of payment.  Many non-governmental issuers or servicers of mortgage-backed securities guarantee or provide insurance for timely payment of interest and principal on the securities.  The market for privately-issued mortgage-backed securities is smaller and less liquid than the market for mortgage-backed securities issued by U.S. government issuers.

Collateralized Obligations
The Funds may invest in collateralized mortgage obligations (“CMOs”) that are collateralized by mortgage-backed securities issued by GNMA, FHLMC or FNMA (“Mortgage Assets”). CMOs are multiple-class debt obligations.  Payments of principal and interest on the Mortgage Assets are passed through to the holders of the CMOs as they are received, although certain classes (often referred to as “tranches”) of CMOs have priority over other classes with respect to the receipt of mortgage prepayments.  Each tranche is issued at a specific or floating coupon rate and has a stated maturity or final distribution date.  Interest is paid or accrues in all tranches on a monthly, quarterly or semi-annual basis.  Payments of principal and interest on Mortgage Assets are commonly applied to the tranches in the order of their respective maturities or final distribution dates, so that generally, no payment of principal will be made on any tranche until all other tranches with earlier stated maturity or distribution dates have been paid in full.  The Funds also may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities.  CBOs and CLOs are types of asset-backed securities.  A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed-income securities.  A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.

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For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield.  The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances.  Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade.  Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, and aversion to CBO or CLO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests.  Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws.  As a result, investments in CDOs may be characterized by a Fund as illiquid securities; however an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions.  In addition to the normal risks associated with fixed-income securities discussed elsewhere in the SAI and the Prospectus (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to: (1) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (2) the quality of the collateral may decline in value or default; (3) the Funds may invest in CDOs that are subordinate to other classes; and (4) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Asset-Backed Securities
The Funds may invest in asset-backed securities, including asset-backed commercial paper.  Asset-backed securities have structural characteristics similar to mortgage-backed securities but have underlying assets that are not mortgage loans or interests in mortgage loans.  Asset-backed securities represent fractional interests in, or are secured by and payable from, pools of assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit (for example, credit card) agreements.  Assets are securitized through the use of trusts and special purpose corporations that issue securities that are often backed by a pool of assets representing the obligations of a number of different parties.  Repayments relating to the assets underlying the asset-backed securities depend largely on the cash flows generated by such assets.  The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancements associated with the securities.  Payments or distributions of principal and interest on asset-backed securities may be supported by credit enhancements including letters of credit, an insurance guarantee, reserve funds, and over collateralization.  Asset-backed securities have structures and characteristics similar to those of mortgage-backed securities; accordingly they are subject to many of the same risks, though often, to a greater extent.

Municipal Securities
Each Fund may invest in real estate related municipal securities.  Municipal securities may include obligations of municipal housing authorities and single-family mortgage revenue bonds.  Weaknesses in federal housing subsidy programs and their administration may result in a decrease of subsidies available for payment of principal and interest on housing authority bonds.  Economic developments, including fluctuations in interest rates and increasing construction and operating costs, may also adversely impact revenues of housing authorities.  In the case of some housing authorities, inability to obtain additional financing could also reduce revenues available to pay existing obligations.

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Single-family mortgage revenue bonds are subject to extraordinary mandatory redemption at par in whole or in part from the proceeds derived from prepayments of underlying mortgage loans and also from the unused proceeds of the issue within a stated period which may be within a year from the date of issue.

Variable and Floating Rate Securities
The Funds may invest in variable and floating rate securities, including perpetual floaters.  Fixed-income securities that have variable or floating rates of interest may, under certain limited circumstances, have varying principal amounts.  These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to one or more interest rate indices or market interest rates (the “underlying index”).  The interest paid on these securities is a function primarily of the underlying index upon which the interest rate adjustments are based.  These adjustments minimize changes in the market value of the obligation.  A perpetual floater is a floating rate security with no stated maturity date.  Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer’s creditworthiness.  The rate of interest on securities may be tied to U.S. Government Securities or indices on those securities and any other rate of interest or index.

Variable and floating rate demand notes of corporations are redeemable upon a specified period of notice.  These obligations include master demand notes that permit investment of fluctuating amounts at varying interest rates under direct arrangements with the issuer of the instrument.  The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days’ notice.

Certain securities may have an initial principal amount that varies over time based on an interest rate index, and, accordingly, a Fund might be entitled to less than the initial principal amount of the security upon the security’s maturity.  The Funds intend to purchase these securities only when the Adviser believes the interest income from the instrument justifies any principal risks associated with the instrument.  The Adviser may attempt to limit any potential loss of principal by purchasing similar instruments that are intended to provide an offsetting increase in principal.  There can be no assurance that the Adviser will be able to limit the effects of principal fluctuations and, accordingly, the Funds may incur losses on those securities even if held to maturity without issuer default.

The Funds also may invest in inverse floating rate debt instruments (“inverse floaters”).  The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed.  An inverse floater may have greater volatility in market value, in that, during periods of rising interest rates, the market values of inverse floaters will tend to decrease more rapidly than those of fixed rate securities.

There may not be an active secondary market for any particular floating or variable rate instruments, which could make it difficult for a Fund to dispose of the instrument during periods that the Fund is not entitled to exercise any demand rights they may have.  A Fund could, for this or other reasons, suffer a loss with respect to those instruments.  The Adviser monitors the liquidity of a Fund’s investment in variable and floating rate instruments, but there can be no guarantee that an active secondary market will exist.

Structured Notes
The Funds may invest in structured notes.  Structured notes include, but are not limited to, reverse convertible notes, interest rate-linked notes, credit-linked notes, commodity-linked notes and dual currency notes.  Structured notes are debt obligations where the interest rate and/or principal amount payable upon maturity or redemption of the note is determined by the performance of an underlying reference instrument, such as an asset, market or interest rate.  Structured notes may be positively or negatively indexed; that is, an increase in the value of the reference instrument may produce an increase or decrease in the interest rate or principal.  Further, the rate of return on a structured note may be determined by the application of a multiplier to the percentage change (positive or negative) in value of the reference instrument.  Structured notes may be issued by governmental agencies, broker-dealers or investment banks at various levels of coupon payments and maturities, and may also be privately negotiated to meet an individual investor’s requirements.  Many types of structured notes may also be “replicated” through a combination of holdings in equity and fixed-income securities and derivative instruments such as call or put options.

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Zero-Coupon Securities
The Funds may invest in zero-coupon securities.  Zero-coupon securities are debt obligations that are issued or sold at a significant discount from their face value; do not pay current interest to holders prior to maturity, or have a specified redemption date or cash payment date.  The discount approximates the total interest the securities will accrue and compound over the period to maturity or the first interest payment date at a rate of interest reflecting the market rate of interest at the time of issuance.  The original issue discount on the zero-coupon securities must be included ratably in the income of a Fund (and thus an investor’s) as the income accrues, even though payment has not been received.  The Funds distribute all of their net investment income, and may have to sell portfolio securities to distribute imputed income, which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in a taxable gain or loss.  Because interest on zero-coupon securities is not paid on a current basis but is in effect compounded, the value of these securities is subject to greater fluctuations in response to changing interest rates, and may involve greater credit risks, than the value of debt obligations which distribute income regularly.

Zero-coupon securities may be securities that have been stripped of their unmatured interest stream or custodial receipts or certificates, underwritten by securities dealers or banks that evidence ownership of future interest payments, principal payments or both on certain U.S. Government securities.  The underwriters of these certificates or receipts generally purchase a U.S. Government security and deposit the security in an irrevocable trust or custodial account with a custodian bank, which then issues receipts or certificates that evidence ownership of the purchased unmatured coupon payments and the final principal payment of the U.S. Government security.  These certificates or receipts have the same general attributes as zero-coupon stripped U.S. Treasury securities but are not supported by the issuer of the U.S. Government security.  The risks associated with stripped securities are similar to those of other zero-coupon securities, although stripped securities may be more volatile, and the value of certain types of stripped securities may move in the same direction as interest rates.

Financial Institution Obligations
The Funds may invest in financial institution obligations.  Obligations of financial institutions include, among other things, negotiable certificates of deposit and bankers’ acceptances.  To the extent that a Fund invests in financial institution obligations, the Fund may invest in negotiable certificates of deposit and bankers’ acceptances issued by commercial banks doing business in the U.S. that have, at the time of investment, total assets in excess of one billion dollars and are insured by the Federal Deposit Insurance Corporation.  Certificates of deposit represent an institution’s obligation to repay funds deposited with it that earn a specified interest rate over a given period.  Bankers’ acceptances are negotiable obligations of a bank to pay a draft which has been drawn by a customer and are usually backed by goods in international trade.  Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period.  Certificates of deposit and fixed time deposits, which are payable at the stated maturity date and bear a fixed rate of interest, generally may be withdrawn on demand by a Fund but may be subject to early withdrawal penalties which could reduce the Fund’s performance.  Although fixed time deposits do not in all cases have a secondary market, there are no contractual restrictions on a Fund’s right to transfer a beneficial interest in the deposits to third parties.

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Investment Companies
The Funds may invest in shares of other registered investment companies, including exchange-traded funds (“ETFs”), money market mutual funds and other mutual funds in pursuit of its investment objective, in accordance with the limitations established under the Investment Company Act of 1940, as amended (the “1940 Act”).  This may include investments in money market mutual funds in connection with a Fund’s management of daily cash positions and for temporary defensive purposes.  Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses.  By investing in another investment company, a Fund becomes a shareholder of that investment company.  As a result, Funds shareholders indirectly will bear a Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Funds shareholders directly bear in connection with a Fund’s own operations.

Section 12(d)(1)(A) of the 1940 Act generally prohibits a fund from purchasing (1) more than 3% of the total outstanding voting stock of another fund; (2) securities of another fund having an aggregate value in excess of 5% of the value of the acquiring fund; and (3) securities of the other fund and all other funds having an aggregate value in excess of 10% of the value of the total assets of the acquiring fund.  There are some exceptions, however, to these limitations pursuant to various rules promulgated by the SEC.  However, a Fund may rely on exemptive orders obtained by other registered investment companies that permit a Fund to invest in such other investment companies beyond the limits of Section 12(d)(1) and the rules thereunder, subject to certain terms and conditions, including that a Fund enter into an agreement with such other registered investment companies regarding the terms of the investment.

A Fund may rely on Section 12(d)(1)(F) and Rule 12d1-3 of the 1940 Act, which provide an exemption from Section 12(d)(1) that allows a Fund to invest all of its assets in other registered funds, including ETFs, if, among other conditions: (a) a Fund, together with its affiliates, acquires no more than three percent of the outstanding voting stock of any acquired fund, and (b) the sales load charged on a Funds’ shares is no greater than the limits set forth in Rule 2830 of the Conduct Rules of the  Financial Industry Regulatory Authority, Inc. (“FINRA”).  In accordance with Rule 12d1-1 under the 1940 Act, the provisions of Section 12(d)(1) shall not apply to shares of money market funds purchased by a Fund, whether or not for temporary defensive purposes, provided that the Fund does not pay a sales charge, distribution fee or service fee as defined in Rule 2830 of the Conduct Rules of FINRA on acquired money market fund shares (or the Adviser must waive its advisory fees in amount necessary to offset any sales charge, distribution fee or service fee).

Exchange-Traded Funds.  ETFs are open-end investment companies whose shares are listed on a national securities exchange.  An ETF is similar to a traditional mutual fund, but trades at different prices during the day on a security exchange like a stock.  Similar to investments in other investment companies discussed above, a Fund’s investments in ETFs will involve duplication of advisory fees and other expenses since a Fund will be investing in another investment company.  In addition, a Fund’s investment in ETFs is also subject to its limitations on investments in investment companies discussed above.  To the extent a Fund invests in ETFs which focus on a particular market segment or industry, the Fund will also be subject to the risks associated with investing in those sectors or industries.  The shares of the ETFs in which a Fund will invest will be listed on a national securities exchange and a Fund will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its net asset value (“NAV”) per share.

As a purchaser of ETF shares on the secondary market, a Fund will be subject to the market risk associated with owning any security whose value is based on market price.  ETF shares historically have tended to trade at or near their NAV, but there is no guarantee that they will continue to do so.  Unlike traditional mutual funds, shares of an ETF may be purchased and redeemed directly from the ETFs only in large blocks (typically 50,000 shares or more) and only through participating organizations that have entered into contractual agreements with the ETF.  A Fund does not expect to enter into such agreements and therefore will not be able to purchase and redeem their ETF shares directly from the ETF.

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Options
The Funds may write call options on securities or futures contracts if the calls are “covered” throughout the life of the option.  A call is “covered” if a Fund owns the underlying security subject to the call option at all times during the option period.  When a Fund writes a covered call option, it maintains a segregated account with the Custodian (defined hereafter) or as otherwise required by the rules of the exchange of the underlying security, cash or liquid portfolio securities in an amount not less than the exercise price at all times while the option is outstanding.  See below for additional ways a call can be covered.  When a Fund writes a call, it receives a premium and gives the purchaser the right to buy the underlying security at any time during the call period at a fixed exercise price regardless of market price changes during the call period.  If the call is exercised, a Fund will forgo any gain from an increase in the market price of the underlying security over the exercise price.

The Funds may purchase a call on securities to effect a “closing purchase transaction,” which is the purchase of a call covering the same underlying security and having the same exercise price and expiration date as a call previously written by a Fund on which it wishes to terminate its obligation.  If a Fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call previously written by the Fund expires (or until the call is exercised and the Fund delivers the underlying security).

The Funds may also write and purchase put options (“puts”).  When a Fund writes a put, it receives a premium and gives the purchaser of the put the right to sell the underlying security to the Fund at the exercise price at any time during the option period.  When a Fund purchases a put, it pays a premium in return for the right to sell the underlying security at the exercise price at any time during the option period.  If any put is not exercised or sold, it will become worthless on its expiration date.

Purchasing Put and Call Options – When a Fund purchases a put option, it buys the right to sell the instrument underlying the option at a fixed strike price.  In return for this right, a Fund pays the current market price for the option (known as the “option premium”).  The Funds may purchase put options to offset or hedge against a decline in the market value of its securities (“protective puts”) or to benefit from a decline in the price of securities that it does not own.  A Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs.  However, if the price of the underlying instrument does not fall enough to offset the cost of purchasing the option, a put buyer would lose the premium and related transaction costs.

Call options are similar to put options, except that a Fund obtains the right to purchase, rather than sell, the underlying instrument at the option’s strike price.  A Fund would normally purchase call options in anticipation of an increase in the market value of securities it owns or wants to buy.  A Fund would ordinarily realize a gain if, during the option period, the value of the underlying instrument exceeded the exercise price plus the premium paid and related transaction costs.  Otherwise, a Fund would realize either no gain or a loss on the purchase of the call option.

The purchaser of an option may terminate its position by:

•	Allowing it to expire and losing its entire premium;
•	Exercising the option and either selling (in the case of a put option) or buying (in the case of a call option) the underlying instrument at the strike price; or
•	Closing it out in the secondary market at its current price.

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Selling (Writing) Put and Call Options – When a Fund writes a call option it assumes an obligation to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date.  Similarly, when a Fund writes a put option it assumes an obligation to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date.  A Fund may terminate its position in an exchange-traded put option before exercise by buying an option identical to the one it has written.  Similarly, it may cancel an over-the-counter option by entering into an offsetting transaction with the counter-party to the option.

The Funds may try to hedge against an increase in the value of securities it would like to acquire by writing a put option on those securities.  If security prices rise, a Fund would expect the put option to expire and the premium it received to offset the increase in the security’s value.  If security prices remain the same over time, a Fund would hope to profit by closing out the put option at a lower price.  If security prices fall, a Fund may lose an amount of money equal to the difference between the value of the security and the premium it received.  Writing covered put options may deprive a Fund of the opportunity to profit from a decrease in the market price of the securities it would like to acquire.

The characteristics of writing call options are similar to those of writing put options, except that call writers expect to profit if prices remain the same or fall.  A Fund could try to hedge against a decline in the value of securities it already owns by writing a call option.  If the price of that security falls as expected, a Fund would expect the option to expire and the premium it received to offset the decline of the security’s value.  However, a Fund must be prepared to deliver the underlying instrument in return for the strike price, which may deprive it of the opportunity to profit from an increase in the market price of the securities it holds.

The Funds are permitted only to write covered options.  A Fund can cover a call option by owning:

•	The underlying security (or securities convertible into the underlying security without additional consideration), index, interest rate, foreign currency or futures contract;
•	A call option on the same security or index with the same or lesser exercise price;
•	A call option on the same security or index with a greater exercise price and segregating cash or liquid securities in an amount equal to the difference between the exercise prices;
•	Cash or liquid securities equal to at least the market value of the optioned securities, interest rate, foreign currency or futures contract; or
•	In the case of an index, the fund of securities that corresponds to the index.

A Fund can cover a put option by:

•	Entering into a short position in the underlying security;
•	Purchasing a put option on the same security, index, interest rate, foreign currency or futures contract with the same or greater exercise price;
•
Purchasing a put option on the same security, index, interest rate, foreign currency or futures contract with a lesser exercise price and segregating cash or liquid securities in an amount equal to the difference between the exercise prices; or

•	Maintaining the entire exercise price in liquid securities.

Options on Futures – An option on a futures contract provides the holder with the right to buy a futures contract (in the case of a call option) or sell a futures contract (in the case of a put option) at a fixed time and price.  Upon exercise of the option by the holder, the contract market clearing house establishes a corresponding short position for the writer of the option (in the case of a call option) or a corresponding long position (in the case of a put option).  If the option is exercised, the parties will be subject to the futures contracts.  In addition, the writer of an option on a futures contract is subject to initial and variation margin requirements on the option position.  Options on futures contracts are traded on the same contract market as the underlying futures contract.

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The buyer or seller of an option on a futures contract may terminate the option early by purchasing or selling an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold.  The difference between the premiums paid and received represents the trader’s profit or loss on the transaction.

The Funds may purchase put and call options on futures contracts instead of selling or buying futures contracts.  A Fund may buy a put option on a futures contract for the same reason it would sell a futures contract.  It also may purchase such put options in order to hedge a long position in the underlying futures contract.  A Fund may buy call options on futures contracts for the same purpose as the actual purchase of the futures contracts, such as in anticipation of favorable market conditions.

The Funds may write a call option on a futures contract to hedge against a decline in the prices of the instrument underlying the futures contracts.  If the price of the futures contract at expiration were below the exercise price, a Fund would retain the option premium, which would offset, in part, any decline in the value of its assets.

The writing of a put option on a futures contract is similar to the purchase of the futures contracts, except that, if the market price declines, the Funds would pay more than the market price for the underlying instrument.  The premium received on the sale of the put option, less any transaction costs, would reduce the net cost to the Funds.

The Funds may also enter into options on swap agreements (“swaptions”).  A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms.  The Funds may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments.  Swaptions are generally subject to the same risks involved in a Fund’s use of options.

Interest Rate Swaps
The Funds may enter into interest rate swaps.  Interest rate swaps are financial instruments that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified future dates.  Some of the different types of interest rate swaps are “fixed-for floating rate swaps,” “termed basis swaps” and “index amortizing swaps.”  Fixed-for floating rate swaps involve the exchange of fixed interest rate cash flows for floating rate cash flows.  Termed basis swaps entail cash flows to both parties based on floating interest rates, where the interest rate indices are different.  Index amortizing swaps are typically fixed-for floating swaps where the notional amount changes if certain conditions are met.

Like a traditional investment in a debt security, the Funds could lose money by investing in an interest rate swap if interest rates change adversely.  For example, if a Fund enters into a swap where it agrees to exchange a floating rate of interest for a fixed rate of interest, a Fund may have to pay more money than it receives.  Similarly, if a Fund enters into a swap where it agrees to exchange a fixed rate of interest for a floating rate of interest, a Fund may receive less money than it has agreed to pay.

Credit Default Swaps
The Funds may enter into credit default swap agreements.  The credit default swap agreement may have as a reference obligation one or more securities that are not currently held by a Fund.  The buyer in a credit default swap agreement is obligated to pay the seller a periodic fee, typically expressed in basis points on the principal amount of the underlying obligation (the “notional” amount), over the term of the agreement in return for a contingent payment upon the occurrence of a credit event with respect to the underlying reference obligation.  A credit event is typically a default, restructuring or bankruptcy.

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The Funds may be either the buyer or seller in the transaction.  As a seller, a Fund receives a fixed rate of income throughout the term of the agreement, which typically is between one month and five years, provided that no credit event occurs.  If a credit event occurs, a Fund typically must pay the contingent payment to the buyer, which is typically the par value (full notional value) of the reference obligation.  The contingent payment may be a cash settlement or by physical delivery of the reference obligation in return for payment of the face amount of the obligation.  If a Fund is a buyer and no credit event occurs, the Fund may lose its investment and recover nothing.  However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value.

Credit default swaps may involve greater risks than if a Fund had invested in the reference obligation directly.  Credit default swaps are subject to general market risk, liquidity risk and credit risk.  If a Fund is a buyer in a credit default swap agreement and no credit event occurs, then it will lose its investment.  In addition, the value of the reference obligation received by a Fund as a seller if a credit event occurs, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to a Fund.

The Funds may also invest in credit default swap index products and in options on credit default swap index products.  The individual credits underlying these credit default swap indices may be rated above BBB or below BBB.  These instruments are designed to track representative segments of the credit default swap market and provide investors with exposure to specific “baskets” of issuers of bonds or loans.  Such investments are subject to liquidity risks as well as other risks associated with investments in credit default swaps discussed above.  The Funds reserve the right to invest in similar instruments that may become available in the future.

Total Return Swaps
Total return swaps give the Funds the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate.  If the underlying asset in a total return swap declines in value over the term of the swap, the Funds may also be required to pay the dollar value of that decline to the counterparty.

Risks of Derivatives – While transactions in derivatives may reduce certain risks, these transactions themselves entail certain other risks.  For example, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance of a Fund than if it had not entered into any derivatives transactions.  Derivatives may magnify a Fund’s gains or losses, causing it to make or lose substantially more than it invested.

When used for hedging purposes, increases in the value of the securities a Fund holds or intends to acquire should offset any losses incurred with a derivative.  Purchasing derivatives for purposes other than hedging could expose a Fund to greater risks.

Derivative Management Risk – If the Adviser incorrectly predicts stock market and interest rate trends, the Funds may lose money by investing in derivatives.  For example, if a Fund were to write a call option based on the Adviser’s expectation that the price of the underlying security would fall, but the price were to rise instead, a Fund could be required to sell the security upon exercise at a price below the current market price.

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Short Sales
The Funds are authorized to make short sales of securities.  In a typical short sale, a Fund sells a security, which it does not own, in anticipation of a decline in the market value of the security.  To complete the sale, a Fund must borrow the security (generally from the broker through which the short sale is made) in order to make delivery to the buyer.  A Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement.  A Fund is said to have a “short position” in the securities sold until it delivers them to the broker.  The period during which a Fund has a short position can range from as little as one day to more than a year.  Until the security is replaced, the proceeds of the short sale are retained by the broker, and a Fund is required to pay to the broker a negotiated portion of any dividends or interest which accrues during the period of the loan.  To meet current margin requirements, a Fund is also required to deposit with the broker cash or securities in excess of the current market value of the securities sold short as security for its obligation to cover its short position.  A Fund is also required to segregate or earmark liquid assets on its books or hold an offsetting position to cover its obligation to return the security.

With respect to the Funds, the Adviser will generally sell securities short in conjunction with long positions with similar characteristics for the purposes of managing certain risks (primarily interest rate and/or yield spread risk) or for capturing differences in value between two securities, and not for forecasting the market’s direction.  In many instances, the Funds will utilize forward-settling sales of agency RMBS where the underlying pools of mortgage loans are To Be Announced (“TBA”) securities for these short selling activities.

Short sales by a Fund create opportunities to increase a Fund’s return but, at the same time, involve specific risk considerations and may be considered a speculative technique.  Since a Fund in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, a Fund’s NAV per share will tend to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than would otherwise be the case if it had not engaged in such short sales.  The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest a Fund may be required to pay in connection with the short sale.  Furthermore, under adverse market conditions, a Fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

High-Yield Securities
The Funds may invest in securities rated lower than BBB by Standard & Poor’s® Ratings Group (“S&P”) or lower than Baa by Moody’s Investors Service©, Inc. (“Moody’s”), or their equivalent.  High-yield debt securities generally offer a higher current yield than that available for higher-grade issues.  However, lower-rated securities involve higher risks in that they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuations in response to changes in interest rates.  During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress that could adversely affect their ability to make payments of interest and principal and increase the possibility of default.

The market for high-yield debt securities is generally thinner and less active than that for higher quality securities, which may limit a Fund’s ability to sell such securities at fair value in response to changes in the economy or financial markets.  Adverse publicity and investor perceptions, whether based on fundamental analysis, may also decrease the values and liquidity of lower-rated securities, especially in a thinly traded market.

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Ratings of debt securities represent the rating agencies’ opinions regarding their quality, but are not a guarantee of quality and may be reduced after a Fund has acquired the security.  If a security’s rating is reduced while it is held by a Fund, the Adviser will consider whether a Fund should continue to hold the security but is not required to dispose of it.  Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value.  Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer’s current financial condition may be better or worse than the rating indicates.  The ratings for debt securities are described in Appendix A.

Fixed-income securities with longer maturities generally entail greater risk than those with shorter maturities.

Corporate Debt Obligations
The Funds may invest in corporate fixed-income securities and loans of any maturity or credit quality.  Bonds and loans rated below BBB by S&P or Baa by Moody’s, commonly referred to as “junk bonds or loans,” typically carry higher coupon rates than investment grade bonds, but also are described as speculative by both S&P and Moody’s and may be subject to greater market price fluctuations, less liquidity and greater risk of income or principal including greater possibility of default and bankruptcy of the issuer of such securities than more highly rated bonds and loans.  Lower-rated bonds and loans also are more likely to be sensitive to adverse economic or company developments and more subject to price fluctuations in response to changes in interest rates.  The market for lower-rated debt issues generally is thinner and less active than that for higher quality securities, which may limit a Fund’s ability to sell such securities at fair value in response to changes in the economy or financial markets.  During periods of economic downturn or rising interest rates, highly leveraged issuers of lower-rated securities may experience financial stress which could adversely affect their ability to make payments of interest and principal and increase the possibility of default.

Risks of Investing in Foreign Securities
The Funds may make investments in securities of non-U.S. issuers (“foreign securities”).  Investments in foreign securities involve certain inherent risks, including the following:

Political and Economic Factors.  Individual economies of certain countries may differ favorably or unfavorably from the United States’ economy in such respects as growth of Gross Domestic Product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position.  The internal politics of certain foreign countries may not be as stable as those of the United States.  Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies.  Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest.  The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners.  Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

Legal and Regulatory Matters.  Certain foreign countries may have less supervision of securities markets, brokers and issuers of securities, and less financial information available to issuers, than is available in the United States.

Currency Fluctuations.  A change in the value of any foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of portfolio securities denominated in that currency.  Such changes will affect the Funds to the extent that the Funds are invested in foreign securities that are denominated in a currency other than the U.S. dollar.

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Taxes.  The interest and dividends payable to a Fund on certain of a Fund’s foreign securities may be subject to foreign taxes or withholding, thus reducing the net amount of income available for distribution to Fund shareholders.  The Funds may not be eligible to pass through to its shareholders any tax credits or deductions with respect to such foreign taxes or withholding.

The extent to which the Funds will be invested in non-U.S. companies, foreign countries and depositary receipts will fluctuate from time to time within any limitations described in the Prospectus, depending on the Adviser’s assessment of prevailing market, economic and other conditions.

To Be Announced (TBA) Market
The Funds may purchase MBS in the TBA market.  Most Fannie Mae, Freddie Mac and Ginnie Mae MBS are eligible to be sold in the TBA market.  The TBA market allows mortgage lenders to sell the loans they intend to fund before the loans are closed.  A TBA trade represents a contract for purchase or sale of MBS to be delivered at a future agreed-upon date.  In the TBA market, Fannie Mae, Freddie Mac and Ginnie Mae MBS are traded on a forward or delayed delivery basis with settlement up to 180 days later.  A Fund records the transaction when it agrees to buy the securities and continually reflects their value in determining the price of its shares.

The parties to TBA contracts will agree on the type of MBS, the type of mortgage, coupon or interest rate, the total dollar amount of the MBS, price and settlement date.  The purchaser will contract to acquire a specified dollar amount of MBS, which may be satisfied when the seller delivers one or more MBS pools at settlement.  Forty-eight hours before settlement, the seller specifies or allocates the identity and number of mortgage pools by the specific pool numbers and CUSIPs to be delivered to satisfy the TBA trade.  When a seller in the TBA market sells an MBS before the underlying mortgage is closed, the purchaser bears the risk that commitments for the mortgage loans will not close.  The TBA market reduces this risk by pooling MBS together according to similar characteristics that are based on guidelines established by the TBA market.  The seller is able to deliver any mortgage pool that satisfies the TBA trade and meets the TBA market’s delivery requirements.  The purchaser assumes the risk that the characteristics of the mortgage-backed security delivered to the purchaser may be less favorable.

TBA-eligible MBS may be traded through generic, stipulated or specified trades.  Generic TBA trades are trades that meet the delivery requirement of the TBA market.  The Funds trade on a generic basis through the TBA market process.  Stipulated TBA trades are trades that meet the TBA delivery requirements which have characteristics that have been requested by the investor.  The most common stipulated terms are number of pools that can be delivered, the principal dollar amount variance, maturity year, weighted average loan age of the mortgage loans in the pool, and geographic location of the underlying properties.  In generic and stipulated TBA trades, there is no specific security identified at the time the parties enter into the trade.  Investors that wish to purchase a particular mortgage pool will engage in a specified trade. The purchaser identifies the actual pool they wish to purchase by pool and CUSIP number.

Dollar Rolls
TBA market participants trade TBA pools using “dollar rolls” as their financing vehicles.  Dollar rolls are a form of collateralized short-term financing where the collateral consists of mortgage securities and performs a function analogous to a reverse repurchase agreement.  Unlike a reverse repurchase agreement, which requires redelivery of exactly the same securities, a dollar roll is a simultaneous purchase and sale of substantially similar TBA securities for different settlement dates.  The dealer (purchaser), who is said to “roll in” the securities received, is not required to deliver the identical securities, only securities that meet the TBA market’s good delivery guidelines (which establishes standard notification and settlement dates for TBA securities).  The investor may assume some risk because the characteristics of the MBS delivered to the investor may be less favorable than the MBS the investor delivered to the dealer.  Because the dealer is not obligated to return the identical MBS collateral that the investor has delivered, both parties usually transact the dollar roll with generic Fannie Mae, Freddie Mac or Ginnie Mae MBS pools that have the same or less value than the average TBA-eligible security.

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A dollar roll transaction transfers prepayment risk to the dealer.  Dollar rolls offer the dealer a convenient way to obtain promised mortgage securities, avoiding much of the cost of failing to make timely delivery.  The dealer is willing to pay up to the cost of failure to deliver for the short-term opportunity to borrow or purchase securities required to meet a delivery commitment.  For this reason most dollar rolls are transacted close to the monthly settlement date for MBS.

Short-Term, Temporary, and Cash Investments
The Funds may invest in any of the following securities and instruments:

Bank Certificates of Deposit, Bankers’ Acceptances and Time Deposits.  The Funds may acquire certificates of deposit, bankers’ acceptances and time deposits.  Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return.  Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity.  Certificates of deposit and bankers’ acceptances acquired by the Funds will be dollar denominated obligations of domestic or foreign banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.  If a Fund holds instruments of foreign banks or financial institutions, it may be subject to additional investment risks that are different in some respects from those incurred by a fund that invests only in debt obligations of U.S. domestic issuers.  See “Foreign Investments” above.  Such risks include future political and economic developments, the possible imposition of withholding taxes by the particular country in which the issuer is located on interest income payable on the securities, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities.

Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans which may be made and interest rates which may be charged.  In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions.  General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry.

As a result of federal and state laws and regulations, domestic banks are, among other things, required to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and subject to other regulations designed to promote financial soundness.  However, such laws and regulations do not necessarily apply to foreign bank obligations that a Fund may acquire.

In addition to purchasing certificates of deposit and bankers’ acceptances, to the extent permitted under its investment objectives and policies stated above and in its Prospectus, a Fund may make interest bearing time or other interest bearing deposits in commercial or savings banks.  Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

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Savings Association Obligations. The Funds may invest in certificates of deposit (interest bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. Government.

Commercial Paper, Short-Term Notes and Other Corporate Obligations. The Funds may invest a portion of its assets in commercial paper and short-term notes.  Commercial paper consists of unsecured promissory notes issued by corporations.  Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short term notes will consist of issues rated at the time of purchase “A-2” or higher by S&P, “Prime-1” by Moody’s, or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Adviser to be of comparable quality.  These rating symbols are described in Appendix B.

Repurchase Agreements
The Funds may enter into repurchase agreements with respect to its portfolio securities.  Pursuant to such agreements, the Funds may acquire securities from financial institutions such as banks and broker-dealers as are deemed to be creditworthy by the Adviser, subject to the seller’s agreement to repurchase and a Fund’s agreement to resell such securities at a mutually agreed upon date and price.  The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio security).  Securities subject to repurchase agreements will be held by the Custodian or in the Federal Reserve/Treasury Book-Entry System or an equivalent foreign system.  The seller under a repurchase agreement will be required to maintain the value of the underlying securities at not less than 102% of the repurchase price under the agreement.  If the seller defaults on its repurchase obligation, a Fund will suffer a loss to the extent that the proceeds from a sale of the underlying securities are less than the repurchase price under the agreement.  Bankruptcy or insolvency of such a defaulting seller may cause a Fund’s rights with respect to such securities to be delayed or limited.  Repurchase agreements are considered to be loans under the 1940 Act.

Reverse Repurchase Agreements
The Funds may enter into reverse repurchase agreements without limit as part of a Fund’s investment strategy.  Reverse repurchase agreements involve sales by a Fund of portfolio assets concurrently with an agreement by a Fund to repurchase the same assets at a later date at a fixed price.  Generally, the effect of such a transaction is that a Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while a Fund will be able to keep the interest income associated with those portfolio securities.  Such transactions are advantageous only if the interest cost to a Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise.  Opportunities to achieve this advantage may not always be available, and a Fund intends to use the reverse repurchase technique only when the Adviser believes it will be advantageous to a Fund.  The Funds will establish a segregated account with the Trust’s custodian bank in which a Fund will maintain cash or cash equivalents or other portfolio securities equal in value to a Fund’s obligations in respect of reverse repurchase agreements.  Such reverse repurchase agreements could be deemed to be a borrowing, but are not senior securities.

When-Issued Securities
The Funds may purchase securities on a when-issued basis, for payment and delivery at a later date, generally within one month.  The price and yield are generally fixed on the date of commitment to purchase, and the value of the security is thereafter reflected in the Fund’s NAV.  During the period between purchase and settlement, no payment is made by the Funds and no interest accrues to the Funds.  At the time of settlement, the market value of the security may be more or less than the purchase price.  When the Funds purchase securities on a when-issued basis, it maintains liquid assets in a segregated account with its custodian in an amount equal to the purchase price as long as the obligation to purchase continues.

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Illiquid Securities
As a non-principal strategy, the Funds may hold up to 15% of its net assets in securities that are illiquid, which means that there may be legal or contractual restrictions on their disposition, or that there is no readily available market for such a security.  Illiquid securities present the risks that the Funds may have difficulty valuing these holdings and/or may be unable to sell these holdings at the time or price desired.  Securities that are considered liquid at the time of purchase may become illiquid after such time for a number of reasons, such as during periods of market turmoil.  Any subsequent change in values, net assets or other circumstances that causes a Fund’s holdings of illiquid securities to exceed 15% of its net assets will generally require a Fund to sell enough of these holdings to stay below the threshold.  It is possible that a Fund may need to sell illiquid securities at inopportune times in the course of complying with its percentage limitation, which could cause a Fund to suffer a loss.  There are generally no restrictions on a Fund’s ability to invest in restricted securities (that is, securities that are not registered pursuant to the Securities Act), except to the extent such securities may be considered illiquid.  Securities issued pursuant to Rule 144A of the Securities Act (“Rule 144A securities”) will be considered liquid if determined to be so under procedures adopted by the Board of Trustees.  The Adviser is responsible for making the determination as to the liquidity of restricted securities (pursuant to the procedures adopted by the Board of Trustees).  A Fund will determine a security to be illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days at the value at which a Fund has valued the security.  Factors considered in determining whether a security is illiquid may include, but are not limited to: the frequency of trades and quotes for the security; the number of dealers willing to purchase and sell the security and the number of potential purchasers; the number of dealers who undertake to make a market in the security; the nature of the security, including whether it is registered or unregistered, and the market place; whether the security has been rated by a nationally recognized statistical rating organization (“NRSRO”); the period of time remaining until the maturity of a debt instrument or until the principal amount of a demand instrument can be recovered through demand; the nature of any restrictions on resale; and with respect to municipal lease obligations and certificates of participation, there is reasonable assurance that the obligation will remain liquid throughout the time the obligation is held and, if unrated, an analysis similar to that which would be performed by an NRSRO is performed.  If a restricted security is determined to be liquid, it will not be included within the category of illiquid securities.  Investing in Rule 144A securities could have the effect of increasing the level of a Fund’s illiquidity to the extent that a Fund, at a particular point in time may be unable to find qualified institutional buyers interested in purchasing the securities.  The Funds are permitted to sell restricted securities to qualified institutional buyers.

Borrowing and Leverage Transactions
Subject to the limitations described under “Investment Restrictions” below, the Funds may be permitted to borrow for temporary purposes and/or for investment purposes.  Such a practice will result in leveraging of a Fund’s assets and may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so.  This borrowing may be secured or unsecured.  Provisions of the 1940 Act require a Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary administrative purposes.  Any borrowings for temporary administrative purposes in excess of 5% of a Fund’s total assets must maintain continuous asset coverage.  If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days (excluding Sundays and holidays) to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint if the Fund sells holdings at that time.  Entering into reverse repurchase agreements and purchasing securities on a when-issued, delayed delivery or forward delivery basis are not subject to this limitation.  A reverse repurchase agreement is a transaction in which a Fund sells securities to a bank or securities dealer and simultaneously commits to repurchase the securities from the bank or dealer at an agreed upon date and at a price reflecting a market rate of interest unrelated to the sold securities.  An investment of a Fund’s assets in reverse repurchase agreements will increase the volatility of the Fund's NAV.  A counterparty to a reverse repurchase agreement must be a primary dealer that reports to the Federal Reserve Bank of New York or one of the largest 100 commercial banks in the United States.  Borrowing, like other forms of leverage, will tend to exaggerate the effect on NAV of any increase or decrease in the market value of the Fund’s portfolio.  Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased, if any.  The Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

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The Funds may use leverage to increase potential returns.   Leverage involves special risks and may involve speculative investment techniques.  Leverage exists when cash made available to a Fund through an investment technique is used to make additional Fund investments.  Leverage transactions include borrowing for other than temporary or emergency purposes, purchasing securities on margin (borrowing money from a bank to purchase securities), selling securities short (selling securities that are not owned), lending portfolio securities and entering into repurchase agreements.   A Fund uses these investment techniques only when the Adviser believes that the leveraging and the returns available to the Fund from investing the cash will provide investors with a potentially higher return.

Special Risks Related to Cyber Security

The Fund and its service providers are susceptible to cyber security risks that include, among other things, theft, unauthorized monitoring, release, misuse, loss, destruction or corruption of confidential and highly restricted data; denial of service attacks; unauthorized access to relevant systems, compromises to networks or devices that the Fund and its service providers use to service the Fund’s operations; or operational disruption or failures in the physical infrastructure or operating systems that support the Fund and its service providers. Cyber attacks against or security breakdowns of the Fund or its service providers may adversely impact the Fund and its shareholders, potentially resulting in, among other things, financial losses; the inability of Fund shareholders to transact business and the Fund to process transactions; inability to calculate the Fund’s NAV; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs; and/or additional compliance costs. The Fund may incur additional costs for cyber security risk management and remediation purposes. In addition, cyber security risks may also impact issuers of securities in which the Fund invests, which may cause the Fund’s investment in such issuers to lose value. There can be no assurance that the Fund or its service providers will not suffer losses relating to cyber attacks or other information security breaches in the future.

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INVESTMENT RESTRICTIONS

The Trust (on behalf of the Funds) has adopted the following restrictions as fundamental policies, which may not be changed without the affirmative vote of the holders of a “majority of a Fund’s outstanding voting securities” as defined in the 1940 Act.  Under the 1940 Act, the “vote of the holders of a majority of the outstanding voting securities” means the vote of the holders of the lesser of (i) 67% of the shares of a Fund represented at a meeting at which the holders of more than 50% of its outstanding shares are represented or (ii) more than 50% of the outstanding shares of a Fund.

Each Fund may not:

1.
With respect to 75% of its total assets, invest more than 5% of its total assets in securities of a single issuer or hold more than 10% of the voting securities of such issuer.  (Does not apply to investments in the securities of other investment companies or securities of the U.S. Government, its agencies or instrumentalities.)

2.	Borrow money, except as permitted under the 1940 Act.

3.	Issue senior securities, except as permitted under the 1940 Act.

4.
Engage in the business of underwriting securities, except to the extent that a Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities.

5.
Invest 25% or more of the market value of its total assets in the securities of companies engaged in any one industry, with the exception of securities issued or guaranteed by the U.S. Government, its agencies, and instrumentalities.

6.
Purchase or sell real estate, which term does not include securities of companies which deal in real estate and/or mortgages or investments secured by real estate, or interests therein, except that a Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund’s ownership of securities.

7.	Purchase or sell physical commodities or contracts relating to physical commodities.

8.	Make loans to others, except as permitted under the 1940 Act.

Each Fund observes the following policies, which are not deemed fundamental and which may be changed without shareholder vote.  Each Fund may not:

1.	Invest in any issuer for purposes of exercising control or management.

2.	Hold, in the aggregate, more than 15% of its net assets in illiquid securities.

PORTFOLIO TURNOVER

Although the Funds generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Adviser, investment considerations warrant such action.  Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year.  A 100% turnover rate would occur if all the securities in the Funds’ portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year.  A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions.  High portfolio turnover generally results in the distribution of short-term capital gains which are taxed at the higher ordinary income tax rates.

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The following table shows each Fund’s portfolio turnover rate for the periods shown:

	Fiscal Year Ended November 30,	Fiscal Period Ended November 30,
	2014	2013
MBS Fund(1)	142%	114%
Short Duration Fund	92%(3)	108%(2)
(1)      The MBS Fund commenced operations on July 22, 2013.
(2)	The portfolio turnover for the Short Duration Fund for the fiscal year ended November 30, 2013 is that of the Predecessor Fund.
(3)
The Predecessor Fund reorganized into the Trust as the Short Duration Fund on March 28, 2014.  The portfolio turnover for the Short Duration Fund for the fiscal year ended November 30, 2014 reflects that of the Predecessor Fund prior to March 28, 2014.

MANAGEMENT

The overall management of the Trust’s business and affairs is invested with its Board.  The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Adviser, Administrator, Custodian and Transfer Agent, each as defined below.  The day-to-day operations of the Trust are delegated to its officers, subject to each Fund’s investment objectives, strategies and policies and to the general supervision of the Board.  The Trustees and officers of the Trust, their ages, and positions with the Trust, terms of office with the Trust and length of time served, their business addresses and principal occupations during the past five years and other directorships held are set forth in the table below.

Independent Trustees(1)
Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held(3)
Gail S. Duree (age 69) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since March 2 014.	Director, Alpha Gamma Delta Housing Corporation (collegiate housing management) (2012 to present); Trustee and Chair (2000 to 2012), New Covenant Mutual Funds (1999-2012); Director and Board Member, Alpha Gamma Delta Foundation (philanthropic organization) (2005 to 2011).	2	Trustee, Advisors Series Trust (for series not affiliated with the Funds); Independent Trustee from 1999 to 2012, New Covenant Mutual Funds.

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Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held(3)
Donald E. O’Connor (age 79) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since February 1997.	Retired; former Financial Consultant and former Executive Vice President and Chief Operating Officer of ICI Mutual Insurance Company (until January 1997).	2	Trustee, Advisors Series Trust (for series not affiliated with the Funds); Trustee, The Forward Funds (26 portfolios).
George J. Rebhan (age 81) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since May 2002.	Retired; formerly President, Hotchkis and Wiley Funds (mutual funds) (1985 to 1993).	2	Trustee, Advisors Series Trust (for series not affiliated with the Funds); Independent Trustee from 1999 to 2009, E*TRADE Funds.
George T. Wofford (age 76) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since February 1997.	Retired; formerly Senior Vice President, Federal Home Loan Bank of San Francisco.	2	Trustee, Advisors Series Trust (for series not affiliated with the Funds).

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Interested Trustee
Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held(3)
Joe D. Redwine(4) (age 68) 615 E. Michigan Street Milwaukee, WI 53202	Interested Trustee	Indefinite term since September 2008.	President, CEO, U.S. Bancorp Fund Services, LLC (May 1991 to present).	2	Trustee, Advisors Series Trust (for series not affiliated with the Funds).

Officers
Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Joe D. Redwine (age 68) 615 E. Michigan Street Milwaukee, WI 5320	Chairman and Chief Executive Officer	Indefinite term since September 2007.	President, CEO, U.S. Bancorp Fund Services, LLC (May 1991 to present).
Douglas G. Hess (age 48) 615 E. Michigan Street Milwaukee, WI 53202	President and Principal Executive Officer	Indefinite term since June 2003.	Senior Vice President, Compliance and Administration, U.S. Bancorp Fund Services, LLC (March 1997 to present).
Cheryl L. King (age 54) 615 E. Michigan Street Milwaukee, WI 53202	Treasurer and Principal Financial Officer	Indefinite term since December 2007.	Vice President, Compliance and Administration, U.S. Bancorp Fund Services, LLC (October 1998 to present).
Kevin J. Hayden (age 44) 615 E. Michigan Street Milwaukee, WI 53202	Assistant Treasurer	Indefinite term since September 2013.	Assistant Vice President, Compliance and Administration, U.S. Bancorp Fund Services, LLC (June 2005 to present).
Albert Sosa (age 45) 615 E. Michigan Street Milwaukee, WI 53202	Assistant Treasurer	Indefinite term since September 2013.	Assistant Vice President, Compliance and Administration, U.S. Bancorp Fund Services, LLC (June 2004 to present).

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Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Michael L. Ceccato (age 56) 615 E. Michigan Street Milwaukee, WI 53202	Vice President, Chief Compliance Officer and AML Officer	Indefinite term since September 2009.	Senior Vice President, U.S. Bancorp Fund Services, LLC (February 2008 to present).
Jeanine M. Bajczyk, Esq. (age 50) 615 E. Michigan Street Milwaukee, WI 53202	Secretary	Indefinite term since September 2015.	Senior Vice President and Managing Counsel, U.S. Bancorp Fund Services, LLC (May 2006 to present).
Emily R. Enslow, Esq. (age 28) 615 E. Michigan Street Milwaukee, WI 53202	Assistant Secretary	Indefinite term since September 2015.
Assistant Vice President, U.S. Bancorp Fund Services, LLC (July 2013 - present); Proxy Voting Coordinator and Class Action Administrator, Artisan Partners Limited Partnership (September 2012 – July 2013); Legal Internship, Artisan Partners Limited Partnership (February 2012 – September 2012); J.D. Graduate, Marquette University Law School (2009-2012).

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
As of November 30, 2015, the Trust was comprised of 46 active portfolios managed by unaffiliated investment advisers.  The term “Fund Complex” applies only to the Funds.  The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.  The Predecessor Fund reorganized into the Trust as the Short Duration Fund on March 28, 2014.

(3)
“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the 1934 Act (that is, “public companies”) or other investment companies registered under the 1940 Act.

(4)
Mr. Redwine is an “interested person” of the Trust as defined by the 1940 Act.  Mr. Redwine is an interested Trustee of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC who acts as principal underwriter to the series of the Trust.

Compensation
The Independent Trustees each receive an annual trustee fee of $70,000 allocated among each of the various portfolios comprising the Trust, an additional $5,000 per regularly scheduled Board meeting, and an additional $500 per telephonic board meeting, paid by the Trust or applicable advisers/portfolios, as well as reimbursement for expenses incurred in connection with attendance at Board meetings.  The lead Independent Trustee and chair of the Audit Committee each receive a separate annual fee of $10,000 and $5,000, respectively, provided that the separate fee for the chair of the Audit Committee will be waived if the same individual serves as both lead Independent Trustee and Audit Committee chair.  The Trust has no pension or retirement plan.  No other entity affiliated with the Trust pays any compensation to the Trustees.  Set forth below is the compensation received by the Independent Trustees from the Funds for the fiscal year ended November 30, 2014.

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	Aggregate Compensation from the MBS Fund(1)	Aggregate Compensation from the Short Duration Fund(1)	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund Complex Paid to Trustees(1)(2)
Name of Independent Trustee
Gail S. Duree	$1,467	$1,294	None	None	$2,761
Donald E. O’Connor	$1,641	$1,222	None	None	$2,863
George J. Rebhan	$1,915	$1,440	None	None	$3,355
George T. Wofford	$1,685	$1,265	None	None	$2,950
Name of Interested Trustee
Joe D. Redwine	$0	$0	None	None	$0
(1)
For the Funds’ fiscal year ended November 30, 2015.  The Predecessor Fund reorganized into the Trust as the Short Duration Fund on March 28, 2014; therefore, compensation did not accrue for the Short Duration Fund until after that date.

(2)
There are currently numerous portfolios comprising the Trust.  The term “Fund Complex” applies only to the Funds.  For the fiscal year ended November 30, 2014, aggregate Independent Trustees’ fees for the Trust were $302,417.

Additional Information Concerning Our Board of Trustees

The Role of the Board
The Board provides oversight of the management and operations of the Trust.  Like all mutual funds, the day-to-day responsibility for the management and operation of the Trust is the responsibility of various service providers to the Trust, such as the Trust’s investment advisors, distributor, administrator, custodian, and transfer agent, each of whom are discussed in greater detail in this SAI.  The Board approves all significant agreements between the Trust and its service providers, including the agreements with the advisors, distributor, administrator, custodian and transfer agent.  The Board has appointed various senior individuals of certain of these service providers as officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s day-to-day operations.  In conducting this oversight, the Board receives regular reports from these officers and service providers regarding the Trust’s operations.  The Board has appointed a Chief Compliance Officer (“CCO”) who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters.  Some of these reports are provided as part of formal “Board Meetings” which are typically held quarterly, in person, and involve the Board’s review of recent Trust operations.  From time to time one or more members of the Board may also meet with Trust officers in less formal settings, between formal “Board Meetings,” to discuss various topics.  In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust and its oversight role does not make the Board a guarantor of the Trust’s investments, operations or activities.

Board Leadership Structure
The Board has structured itself in a manner that it believes allows it to effectively perform its oversight function.  It has established three standing committees, an Audit Committee, a Nominating Committee, and a Qualified Legal Compliance Committee (the “QLCC”), which are discussed in greater detail under “Board Committees,” below.  Currently, more than seventy-five percent (75%) of the members of the Board are Independent Trustees, which are Trustees that are not affiliated with the Adviser or its affiliates or any other investment advisor in the Trust, and each of the Audit Committee, Nominating Committee and QLCC are comprised entirely of Independent Trustees.  The Independent Trustees have engaged their own independent counsel to advise them on matters relating to their responsibilities in connection with the Trust.

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The Chairman of the Board is the Chief Executive Officer of the Trust and a Trustee; he is an “interested person” of the Trust, as defined by the 1940 Act, by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Trust’s distributor and principal underwriter.  He is also the President and CEO of the administrator to the Trust.  The President and Principal Executive Officer of the Trust is not a Trustee, but rather is a senior employee of the administrator who routinely interacts with the unaffiliated investment advisors of the Trust and comprehensively manages the operational aspects of the Funds in the Trust.  The Trust has appointed George J. Rebhan as lead Independent Trustee, who acts as a liaison with the Trust’s service providers, officers, legal counsel, and other Trustees between meetings, helps to set Board meeting agendas, and serves as chair during executive sessions of the Independent Trustees.

The Board reviews its structure annually.  The Trust has determined that it is appropriate to separate the Principal Executive Officer and Board Chairman positions because the day-to day responsibilities of the Principal Executive Officer are not consistent with the oversight role of the Trustees and because of the potential conflict of interest that may arise from the administrator’s duties with the Trust.  The Board has also determined that the appointment of a lead Independent Trustee and the function and composition of the Audit Committee, the Nominating Committee, and the QLCC are appropriate means to address any potential conflicts of interest that may arise from the Chairman’s status as an Interested Trustee.  Given the specific characteristics and circumstances of the Trust as described above, the Trust has determined that the Board’s leadership structure is appropriate.

Board Oversight of Risk Management
As part of its oversight function, the Board receives and reviews various risk management reports and assessments and discusses these matters with appropriate management and other personnel.  Because risk management is a broad concept comprised of many elements (such as, for example, investment risk, issuer and counterparty risk, compliance risk, operational risks, business continuity risks, etc.) the oversight of different types of risks is handled in different ways.  For example, the Audit Committee meets regularly with the CCO to discuss compliance and operational risks.  The Audit Committee also meets with the Treasurer and the Trust’s independent public accounting firm to discuss, among other things, the internal control structure of the Trust’s financial reporting function.  The full Board receives reports from the Adviser and portfolio managers as to investment risks as well as other risks that may be also discussed in Audit Committee.

Information about Each Trustee’s Qualification, Experience, Attributes or Skills
The Board believes that each of the Trustees has the qualifications, experience, attributes and skills (“Trustee Attributes”) appropriate to their continued service as Trustees of the Trust in light of the Trust’s business and structure.  Each of the Trustees has substantial business and professional backgrounds that indicate they have the ability to critically review, evaluate and access information provided to them.  Certain of these business and professional experiences are set forth in detail in the table above.  In addition, the majority of the Trustees have served on boards for organizations other than the Trust, as well as having served on the Board of the Trust for a number of years.  They therefore have substantial board experience and, in their service to the Trust, have gained substantial insight as to the operation of the Trust.  The Board annually conducts a ‘self-assessment’ wherein the effectiveness of the Board and individual Trustees is reviewed.

In addition to the information provided in the table above, below is certain additional information concerning each particular Trustee and certain of their Trustee Attributes.  The information provided below, and in the table above, is not all-inclusive.  Many Trustee Attributes involve intangible elements, such as intelligence, integrity, work ethic, the ability to work together, the ability to communicate effectively, the ability to exercise judgment, the ability to ask incisive questions, and commitment to shareholder interests.  In conducting its annual self-assessment, the Board has determined that the Trustees have the appropriate attributes and experience to continue to serve effectively as Trustees of the Trust.

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Gail S. Duree.  Ms. Duree has served as a trustee and chair on a mutual fund board and is experienced in financial, accounting and investment matters through her experience as past audit committee chair of a mutual fund complex as well as through her service as Treasurer of a major church from 1999 to 2009.  Ms. Duree also serves as director of a collegiate housing management company and has served as a director of a philanthropic organization where she sat as chair of the finance committee.  Ms. Duree serves as the Trust’s Audit Committee Financial Expert.

Donald E. O’Connor.  Mr. O’Connor has served on a number of mutual fund boards and is experienced with financial, accounting, investment and regulatory matters through his prior service as a trustee of The Forward Funds, Inc. and his prior position as Chief of the Branch of Market Surveillance at the SEC.  Mr. O’Connor also has substantial experience in mutual fund operations through senior positions at industry trade associations, including Vice President of Operations for the Investment Company Institute covering accounting, transfer agent and custodian industry functions and Chief Operating Officer of ICI Mutual, a captive insurance company focused exclusively on the insurance needs of mutual funds, their directors, officers, and advisors.

George J. Rebhan.  Mr. Rebhan has served on a number of mutual fund boards and is experienced with financial, accounting, investment and regulatory matters through his prior service as a trustee of E*Trade Funds and as President of the Hotchkis and Wiley mutual fund family.  Mr. Rebhan also has substantial investment experience through his former association with a registered investment advisor.

Joe D. Redwine.  Mr. Redwine has substantial mutual fund experience and is experienced with financial, accounting, investment and regulatory matters through his position as President and CEO of U.S. Bancorp Fund Services, LLC, a full service provider to mutual funds and alternative investment products.  In addition, he has extensive experience consulting with investment advisors regarding the legal structure of mutual funds, distribution channel analysis and actual distribution of those funds.

George T. Wofford.  Mr. Wofford is experienced in financial, accounting, regulatory and investment matters through his executive experience as a Senior Vice President of Federal Home Loan Bank of San Francisco (“FHLB-SF”) where he was involved with the development of FHLB-SF’s information technology infrastructure as well as legal and regulatory financial reporting.

Board Committees
The Trust has established the following three standing committees and the membership of each committee to assist in its oversight functions, including its oversight of the risks the Trust faces: the Audit Committee, the QLCC and the Nominating Committee.  There is no assurance, however, that the Board’s committee structure will prevent or mitigate risks in actual practice.  The Trust’s committee structure is specifically not intended or designed to prevent or mitigate the Funds’ investment risks.  The Funds are designed for investors that are prepared to accept investment risk, including the possibility that as yet unforeseen risks may emerge in the future.

The Audit Committee is comprised of all of the Independent Trustees.  It does not include any interested Trustees.  Ms. Duree is the Chairperson of the Audit Committee.  The Audit Committee meets regularly with respect to the various series of the Trust.  The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit and any matters bearing on the audit or the Funds’ financial statements and to ensure the integrity of the Funds’ pricing and financial reporting.  The Audit Committee meet once with respect to the MBS Fund during the fiscal year ended November 30, 2014.

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The Audit Committee also serves as the QLCC for the Trust for the purpose of compliance with Rules 205.2(k) and 205.3(c) of the Code of Federal Regulations, regarding alternative reporting procedures for attorneys retained or employed by an issuer who appear and practice before the SEC on behalf of the issuer (the “issuer attorneys”).  An issuer’s attorney who becomes aware of evidence of a material violation by the Trust, or by any officer, director, employee, or agent of the Trust, may report evidence of such material violation to the QLCC as an alternative to the reporting requirements of Rule 205.3(b) (which requires reporting to the chief legal officer and potentially “up the ladder” to other entities).  The QLCC Committee meets only as necessary and did not meet with respect to the Fund during the fiscal year ended November 30, 2014.

The Nominating Committee is responsible for seeking and reviewing candidates for consideration as nominees for Trustees as is considered necessary from time to time and meets only as necessary.  The Nominating Committee is comprised of all of the Independent Trustees.  It does not include any interested Trustees.  Mr. Wofford is the Chairman of the Nominating Committee.  The Nominating Committee will consider nominees recommended by shareholders.  Recommendations for consideration by the Nominating Committee should be sent to the President of the Trust in writing together with the appropriate biographical information concerning each such proposed Nominee, and such recommendation must comply with the notice provisions set forth in the Trust’s By-Laws.  In general, to comply with such procedures, such nominations, together with all required biographical information, must be delivered to and received by the President of the Trust at the principal executive offices of the Trust between 120 and 150 days prior to the shareholder meeting at which any such nominee would be voted on.  The Nominating Committee met twice with respect to the Funds during the fiscal year ended November 30, 2014.

Additionally, the Board has delegated day-to-day valuation issues to a Valuation Committee that is comprised of representatives from the Administrator’s staff.  The function of the Valuation Committee is to value securities held by any series of the Trust for which current and reliable market quotations are not readily available.  Such securities are valued at their respective fair values as determined in good faith by the Valuation Committee and the actions of the Valuation Committee are subsequently reviewed and ratified by the Board.  The Valuation Committee meets as needed.

Trustee Ownership of Fund Shares and Other Interests
As of December 31, 2014, no Trustee beneficially owned shares of the Funds.

As of December 31, 2014, neither the Independent Trustees nor members of their immediate family, own securities beneficially or of record in the Adviser, the Distributor, as defined below, or an affiliate of the Adviser or Distributor.  Accordingly, neither the Independent Trustees nor members of their immediate family, have direct or indirect interest, the value of which exceeds $120,000, in the Adviser, the Distributor or any of their affiliates.  In addition, during the  two most recently completed calendar years, neither the Independent Trustees nor members of their immediate families have conducted any transactions (or series of transactions) in which the amount involved exceeds $120,000 and to which the Adviser, the Distributor or any affiliate thereof was a party.

Control Persons, Principal Shareholders, and Management Ownership
A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Funds.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control.  Shareholders with a controlling interest could affect the outcome of voting or the direction of management of the Funds.

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As of November 30, 2015, the following shareholders were considered to be either a control person or principal shareholder of the Funds:

Semper MBS Total Return Fund – Investor Class

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Charles Schwab & Co, Inc. Special Custody A/C FBO Customers Attn: Mutual Funds 211 Main Street San Francisco, CA 94105-1905	The Charles Schwab Corporation	DE	[ ]%	Record
Pershing, LLC P.O. Box 2052 Jersey City, NJ 07303-2052	Pershing Group LLC	DE	[ ]%	Record
NFS, LLC FEBO Attn: Faith Buchner Zarro 200 Liberty Street New York, NY 10281	N/A	N/A	[ ]%	Record

Semper MBS Total Return Fund – Institutional Class

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Pershing, LLC P.O. Box 2052 Jersey City, NJ 07303-2052	Pershing Group LLC	DE	[ ]%	Record
Charles Schwab & Co., Inc. Special Custody A/C FBO Customers Attn: Mutual Funds 211 Main Street San Francisco, CA 94105-1905	N/A	N/A	[ ]%	Record
Agricare, LLC 1821 W. Sunnyside Avenue Chicago, IL 60640-5804	N/A	N/A	[ ]%	Beneficial
First Clearing, LLC 2801 Market Street Saint Louis, MO 63103-2523	N/A	N/A	[ ]%	Record
U.S. Bank N.A. Cust. FBO Hundredfold Select Alternative Fund P.O. Box 1787 Milwaukee, WI 53201-1787	N/A	N/A	[ ]%	Record
Leafline Labs, LLC 222 2nd Street SE, Suite 1106 Minneapolis, MN 55414-5168	N/A	N/A	[ ]%	Beneficial

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Semper Short Duration Fund – Investor Class

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Charles Schwab & Co., Inc. Attn: Mutual Funds 211 Main Street San Francisco, CA 94105-1905	The Charles Schwab Corporation	DE	[ ]%	Record
Guarded Partners, LLC 344 Taconic Rd. Greenwich, CT 06831-2849	N/A	N/A	[ ]%	Beneficial
U.S. Bank N.A. Cust. Attn: Judith A. Thomas IRA P.O. Box 1787 Milwaukee, WI 53201-1787	N/A	N/A	[ ]%	Record

Semper Short Duration Fund – Institutional

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Publishers Clearing House 382 Channel Dr. Port Washington, NY 11050-2297	N/A	NY	[ ]%	Beneficial
Major League Baseball Properties Inc. Attn: Robert J Clark 245 Park Avenue, Floor 34 New York, NY 10167-002	N/A	N/A	[ ]%	Beneficial

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Wendel & Co. Mutual Fund Operations P.O. Box 3198 RM 153-3603 Pittsburgh, PA 15230-3198	N/A	N/A	[ ]%	Record
Charles Schwab & Co., Inc. Attn: Mutual Funds 211 Main Street San Francisco, CA 94105-1905	N/A	N/A	[ ]%	Record

Management Ownership Information.  As of November 30, 2015, the Trustees and officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of any class of the Funds.

PROXY VOTING POLICIES AND PROCEDURES

The Board has adopted Proxy Voting Policies and Procedures (the “Policies”) on behalf of the Trust which delegate the responsibility for voting proxies to the Adviser, subject to the Board’s continuing oversight.  The Policies require that the Adviser vote proxies received in a manner consistent with the best interests of each Fund and its shareholders.  The Policies also require the Adviser to present to the Board, at least annually, the Adviser’s Policies and a record of each proxy voted by the Adviser on behalf of the Funds, including a report on the resolution of all proxies identified by the Adviser as involving a conflict of interest.

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Historically and currently, the types of securities in which the Adviser invests provide no voting rights.  If, in the future, the Adviser invests in securities that provide proxy voting rights, policies and procedures will be adopted prior to voting such proxies.  The policies and procedures will be designed to ensure proxies are voted in accordance with client instructions and in a manner that the Adviser believes to be in the best interest of its clients.  They will address dealing with of conflicts of interest, recordkeeping and disclosure requirements.  The Adviser will offer to provide a copy of such policies upon request.

The Trust is required to file a Form N-PX, with the Funds’ complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year.  Each Fund’s proxy voting record will be available without charge, upon request, by calling toll-free 1-855-736-7799 (855-SEM-PRXX) and on the SEC’s website at www.sec.gov.

THE FUNDS’ INVESTMENT ADVISER

Semper Capital Management, L.P., 52 Vanderbilt Avenue, 4th Floor, New York, NY 10017-3851, acts as investment adviser to the Funds pursuant to an investment advisory agreement (the “Advisory Agreement”) with the Trust.  At a special shareholders meeting held on March 6, 2015, shareholders of each of the Funds voted to approve a new investment advisory agreement with Semper Capital Management, L.P. due to a change in control of the Adviser.  As a result of the change in control, Richard Parsons and Ronald Lauder each own over 25% of the Adviser and are both control persons of the Adviser.

In consideration of the services to be provided by the Adviser pursuant to the Advisory Agreement, the Adviser is entitled to receive from the Fund an investment advisory fee computed daily and payable monthly, based on an annual rate equal to 0.45% of the MBS Fund’s average daily net assets and an annual rate equal to 0.35% of the Short Duration Fund’s daily net assets.

For the fiscal period indicated below, the Funds paid the following management fees to the Adviser:

Semper MBS Total Return Fund

Fiscal Period Ended November 30,	Management Fees Accrued	Management Fees Waived	Management Fees Recouped	Net Management Fee Paid to Advisor
2014	$331,631	$101,415	$0	$230,216
2013*	$12,731	$12,731	$0	$0
* The Fund commenced operations on July 22, 2013.

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Semper Short Duration Fund

Fiscal Period Ended November 30,*	Management Fees Accrued	Management Fees Waived	Management Fees Recouped	Net Management Fee Paid to Advisor
2014	$219,035	$109,081	$0	$109,954
2013	$153,425	$153,425	$0	$0
2012	$43,012	$43,012	$0	$0
* The Predecessor Fund reorganized into the Trust as the Short Duration Fund on March 28, 2014.  The management fees accrued for the fiscal years ended November 30, 2012 and 2013 are fees accrued to the Predecessor Fund.  The management fees accrued for the fiscal year ended November 30, 2014 reflect those of the Predecessor Fund prior to March 28, 2014.

After its initial two year term, the Advisory Agreement continues in effect for successive annual periods so long as such continuation is specifically approved at least annually by the vote of (1) the Board (or a majority of the outstanding shares of the Funds), and (2) a majority of the Trustees who are not interested persons of any party to the Advisory Agreement, in each case, cast in person at a meeting called for the purpose of voting on such approval.  The Advisory Agreement may be terminated at any time, without penalty, by either party to the Advisory Agreement upon a 60-day written notice and is automatically terminated in the event of its “assignment,” as defined in the 1940 Act.

In addition to the management fees payable to the Adviser, the Funds are responsible for their own operating expenses, including: fees and expenses incurred in connection with the issuance, registration and transfer of its shares; brokerage and commission expenses; all expenses of transfer, receipt, safekeeping, servicing and accounting for the cash, securities and other property of the Trust for the benefit of the Funds including all fees and expenses of its custodian and accounting services agent; interest charges on any borrowings; costs and expenses of pricing and calculating its daily NAV per share and of maintaining its books of account required under the 1940 Act; taxes, if any; a pro rata portion of expenditures in connection with meetings of the Funds’ shareholders and the Trust’s Board that are properly payable by the Funds; salaries and expenses of officers and fees and expenses of members of the Board or members of any advisory board or committee who are not members of, affiliated with or interested persons of the Adviser or Administrator; insurance premiums on property or personnel of the Funds which inure to its benefit, including liability and fidelity bond insurance; the cost of preparing and printing reports, proxy statements, prospectuses and the statement of additional information of the Funds or other communications for distribution to existing shareholders; legal counsel, auditing and accounting fees; trade association membership dues (including membership dues in the Investment Company Institute allocable to the Funds); fees and expenses (including legal fees) of registering and maintaining registration of its shares for sale under federal and applicable state and foreign securities laws; all expenses of maintaining shareholder accounts, including all charges for transfer, shareholder recordkeeping, dividend disbursing, redemption, and other agents for the benefit of the Funds, if any; and all other charges and costs of its operation plus any extraordinary and non-recurring expenses, except as otherwise prescribed in the Advisory Agreement.

Though the Funds are responsible for their own operating expenses, the Adviser has contractually agreed to waive a portion or all of the management fees payable to it by the Funds and to pay Fund operating expenses to the extent necessary to limit each Fund’s aggregate annual operating expenses (excluding acquired fund fees and expenses, taxes, interest expense, dividends on securities sold short and extraordinary expenses) to the limits set forth in the Annual Fund Operating Expenses table of the Prospectus.  Any such waivers made by the Adviser in its management fees or payment of expenses which are each Fund’s obligation are subject to recoupment by the Adviser from a Fund, if so requested by the Adviser, in subsequent fiscal years if the aggregate amount actually paid by a Fund toward the operating expenses for such fiscal year (taking into account the recoupment) does not exceed the applicable limitation on Fund expenses.  The Adviser is permitted to recoup only for management fee waivers and expense payments made in the previous three fiscal years.  Any such recoupment is also contingent upon the Board’s subsequent review and ratification of the recouped amounts.  Such recoupment may not be paid prior to a Funds’ payment of current ordinary operating expenses.

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Portfolio Managers
Mr. Thomas Mandel. CFA, Senior Managing Director, Mr. Jay Menozzi, CFA, Chief Investment Officer, and Mr. Boris Peresechensky, CFA are the portfolio managers primarily responsible for the day-to-day management of the Funds.  Mr. Mandel served as the Short Duration Fund’s (Predecessor Fund’s) portfolio manager since its inception in 2010.  Mr. Menozzi has managed the MBS Fund since its inception in July, 2013 and Mr. Peresechensky has been managing the MBS Fund since March, 2014.   Mr. Mandel has managed the Short Duration Fund since January 2015.  Mr. Menozzi and Mr. Peresechensky have managed the Short Duration Fund since January 2015.  The following table shows the number of other accounts managed (not including the Funds) by each portfolio manager and the total assets in the accounts managed within various categories as of July 31, 2015.

Mr. Jay Menozzi
Type of Accounts	Number of Accounts (excluding the Funds)	Total Assets	Number of Accounts with Advisory Fee based on Performance	Total Assets in Accounts for Which Advisory Fee is Based on Performance
Registered Investment Companies	2	$340 million	0	$0
Other Pooled Investments	3	$200 million	0	$0
Other Accounts	6	$365 million	3	$155 million

Mr. Boris Peresechensky
Type of Accounts	Number of Accounts (excluding the Funds)	Total Assets	Number of Accounts with Advisory Fee based on Performance	Total Assets in Accounts for Which Advisory Fee is Based on Performance
Registered Investment Companies	2	$340 million	0	$0
Other Pooled Investments	3	$200 million	0	$0
Other Accounts	6	$365 million	3	$155 million

Mr. Thomas Mandel
Type of Accounts	Number of Accounts (excluding the Funds)	Total Assets	Number of Accounts with Advisory Fee based on Performance	Total Assets in Accounts for Which Advisory Fee is Based on Performance
Registered Investment Companies	2	$340 million	0	$0
Other Pooled Investments	3	$200 million	0	$0
Other Accounts	6	$365 million	3	$155 million

Material Conflicts of Interest.  The Adviser does not foresee any conflicts of interest in the management of the Funds and its other accounts.  The Adviser, as a matter of policy and practice, acts as a fiduciary in all client matters, seeks to avoid or resolve conflicts of interest, and meets all regulatory requirements. Standards of business conduct are detailed in the Adviser’s Code of Ethics.  Each employee is responsible to have read, be familiar with, and annually certify compliance with the Adviser’s Code of Ethics.  There is no conflict of the duties necessary for the Funds and other products.  In all cases, the Adviser acts as a fiduciary of client assets and accounts and follows its trading policies and procedures.

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Compensation.  The portfolio managers’ compensation packages consist of salaries and bonuses.  The bonus is not based upon the performance of the Funds, but rather the individual’s contribution to the Adviser’s current and future success, including investment performance across all strategies, contribution to the investment process, client interaction and overall contribution to the Adviser.  In addition to cash compensation, the portfolio managers are eligible to participate in the Adviser’s broad based equity ownership program.

Securities Owned in the Fund by Portfolio Managers.  As of July 31, 2015, the portfolio managers owned the following securities in the Funds:

Name of Portfolio Manager	Dollar Range of Equity Securities Owned in the Funds (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001 - $500,000, $500,001 to $1,000,000, Over $1,000,000)
	MBS Fund	Short Duration Fund
Mr. Jay Menozzi	$500,001 - $1,000,000	None
Mr. Boris Peresechensky	$500,001 - $1,000,000	None
Mr. Thomas Mandel	$100,001 - $500,000	$1 – $10,000

SERVICE PROVIDERS

Fund Administrator, Transfer Agent and Fund Accountant
Pursuant to a fund administration servicing agreement (the “Administration Agreement”), U.S. Bancorp Fund Services, LLC, (“USBFS” or the “Administrator”) 615 East Michigan Street, Milwaukee, Wisconsin 53202, acts as the Administrator to the Funds.  USBFS provides certain services to the Funds including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Funds’ independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Funds with applicable laws and regulations, excluding those of the securities laws of various states; arranging for the computation of performance data, including NAV per share and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Funds, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties.  In this capacity, USBFS does not have any responsibility or authority for the management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.

During the fiscal periods ended November 30 indicated below, the Funds paid the following amounts to USBFS for fund administration and fund accounting services:

	2014	2013*	2012
MBS Fund	$124,952	$31,225	N/A
Short Duration Fund	$135,975**	$139,002**	$139,001**
* The MBS Fund commenced operations on July 22, 2013.

** The administration and fund accounting fees accrued for the fiscal years ended November 30, 2012 and 2013 are fees accrued to the Predecessor Fund.  The Predecessor Fund reorganized into the Trust as the Short Duration Fund on March 28, 2014.  The administration and fund accounting fees for the fiscal year ended November 30, 2014 reflect those of the Predecessor Fund prior to March 28, 2014.

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USBFS is also entitled to certain out-of-pocket expenses.  In addition to its role as Administrator, USBFS acts as fund accountant, transfer agent (the “Transfer Agent”) and dividend disbursing agent under separate agreements.  Additionally, the Administrator provides CCO services to the Trust under a separate agreement.  The cost of the CCO services is charged to the Funds and approved by the Board annually.

Custodian
Pursuant to a Custody Agreement between the Trust and U.S. Bank National Association, located at 1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212 (the “Custodian”), the Custodian serves as the custodian of each Fund’s assets, holds each Fund’s portfolio securities in safekeeping, and keeps all necessary records and documents relating to its duties.  The Custodian is compensated with an asset-based fee plus transaction fees and is reimbursed for out-of-pocket expenses.

The Custodian and Administrator do not participate in decisions relating to the purchase and sale of securities by the Funds.  The Administrator, Transfer Agent, Custodian and the Funds’ Distributor (as defined below) are affiliated entities under the common control of U.S. Bancorp.   The Custodian and its affiliates may participate in revenue sharing arrangements with the service providers of mutual funds in which the Funds may invest.

Independent Registered Public Accounting Firm and Legal Counsel
[                     ], 1818 Market Street, Suite 2400, Philadelphia, Pennsylvania 19103, is the independent registered public accounting firm for the Funds, whose services include auditing the Funds’ financial statements and the performance of related tax services.

Paul Hastings LLP (“Paul Hastings”), 75 East 55th Street, New York, New York 10022, serves as legal counsel to the Trust.  Paul Hastings also serves as independent legal counsel to the Board of Trustees.

EXECUTION OF PORTFOLIO TRANSACTIONS

Pursuant to the Advisory Agreement, the Adviser determines which securities are to be purchased and sold by the Funds and which broker-dealers are eligible to execute the Funds’ portfolio transactions.  Purchases and sales of securities in the over-the-counter market will generally be executed directly with a “market-maker” unless, in the opinion of the Adviser, a better price and execution can otherwise be obtained by using a broker for the transaction.

Purchases of portfolio securities for the Funds also may be made directly from issuers or from underwriters.  Where possible, purchase and sale transactions will be effected through dealers (including banks) which specialize in the types of securities which the Funds will be holding, unless better executions are available elsewhere.  Dealers and underwriters usually act as principal for their own account.  Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price.  If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.

In placing portfolio transactions, the Adviser will seek best execution.  The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities, and other factors.  In those instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available, consideration may be given to those broker-dealers which furnish or supply research and statistical information to the Adviser that it may lawfully and appropriately use in its investment advisory capacities, as well as provide other services in addition to execution services.  The Adviser considers such information, which is in addition to and not in lieu of the services required to be performed by it under its Agreement with the Funds, to be useful in varying degrees, but of indeterminable value.  Portfolio transactions may be placed with broker-dealers who sell shares of the Funds subject to rules adopted by FINRA and the SEC.

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While it is the Funds’ general policy to first seek to obtain the most favorable price and execution available in selecting a broker-dealer to execute portfolio transactions for the Funds, in accordance with Section 28(e) under the Securities and Exchange Act of 1934, when it is determined that more than one broker can deliver best execution, weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the Funds or to the Adviser, even if the specific services are not directly useful to the Funds and may be useful to the Adviser in advising other clients.  In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Funds may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Adviser to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer.

Investment decisions for the Funds are made independently from those of other client accounts or mutual funds managed or advised by the Adviser.  Nevertheless, it is possible that at times identical securities will be acceptable for both the Funds and one or more of such client accounts or mutual funds.  In such event, the position of the Funds and such client account(s) or mutual funds in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary.  However, to the extent any of these client accounts or mutual funds seek to acquire the same security as the Funds at the same time, the Funds may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security.  Similarly, the Funds may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time.  If one or more of such client accounts or mutual funds simultaneously purchases or sells the same security that the Funds are purchasing or selling, each day’s transactions in such security will be allocated between the Funds and all such client accounts or mutual funds in a manner deemed equitable by the Adviser, taking into account the respective sizes of the accounts and the amount of cash available for investment, the investment objective of the account, and the ease with which a client’s appropriate amount can be bought, as well as the liquidity and volatility of the account and the urgency involved in making an investment decision for the client.  It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Funds are concerned.  In other cases, however, it is believed that the ability of the Funds to participate in volume transactions may produce better executions for the Funds.

During the fiscal year ended November 30, 2014, the Funds did not pay any brokerage commissions.

The Adviser did not direct the Funds’ brokerage transactions to a broker because of research services during the Funds’ fiscal year ended November 30, 2014.

The Funds did not acquire securities of its regular brokers or dealers during the fiscal year ended November 30, 2014.

DISTRIBUTION AGREEMENT

The Trust has entered into a Distribution Agreement (the “Distribution Agreement”) with Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 (the “Distributor”), pursuant to which the Distributor acts as the Funds’ distributor, provides certain administration services and promotes and arranges for the sale of Fund shares.  The offering of each Fund’s shares is continuous.  The Distributor, USBFS, and Custodian are all affiliated companies.  The Distributor is a registered broker-dealer and member of FINRA.

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After its initial two year term, the Distribution Agreement will continue in effect only if such continuance is specifically approved at least annually by the Board or by vote of a majority of each Fund’s outstanding voting securities and, in either case, by a majority of the Trustees who are not parties to the Distribution Agreement or “interested persons” (as defined in the 1940 Act) of any such party.  The Distribution Agreement is terminable without penalty by the Trust on behalf of the Funds on 60 days’ written notice when authorized either by a majority vote of the Funds’ shareholders or by vote of a majority of the Board, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust, or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

RULE 12b-1 DISTRIBUTION AND SERVICE PLAN

The Funds have adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act under which the Class A shares for the MBS Fund and the Investor Class shares of both Funds pay the Distributor an amount which is accrued daily and paid quarterly, at an annual rate of 0.25% of the average daily net assets.  The Plan provides that the Distributor may use all or any portion of such fee to finance any activity that is principally intended to result in the sale of Fund shares, subject to the terms of the Plan, or to provide certain shareholder services.  Amounts paid under the Plan, by the Funds, are paid to the Distributor to reimburse it for costs of the services it provides and the expenses it bears in the distribution of each Fund’s Investor Class shares and the MBS Fund’s Class A shares, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of a Fund’s shares to prospective investors; and preparation, printing and distribution of sales literature and advertising materials.  In addition, payments to the Distributor under the Plan reimburse the Distributor for payments it makes to selected dealers and administrators which have entered into Service Agreements with the Distributor for services provided to shareholders of the Funds.  The services provided by selected dealers pursuant to the Plan are primarily designed to promote the sale of shares of the Funds and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Funds in servicing such shareholders.  The services provided by the administrators pursuant to the Plan are designed to provide support services to the Funds and include establishing and maintaining shareholders’ accounts and records, processing purchase and redemption transactions, answering routine client inquiries regarding the Funds and providing other services to the Funds as may be required.

Under the Plan, the Trustees are furnished quarterly with information detailing the amount of expenses paid under the Plan and the purposes for which payments were made.  The Plan may be terminated at any time by vote of a majority of the Trustees of the Trust who are not interested persons.  Continuation of the Plan is considered by such Trustees no less frequently than annually.  With the exception of the Distributor in its capacity as the Funds’ principal underwriter, no interested person has or had a direct or indirect financial interest in the Plan or any related agreement.

While there is no assurance that the expenditures of Fund assets to finance the distribution of shares will have the anticipated results, the Board believes there is a reasonable likelihood that one or more of such benefits will result, and because the Board is in a position to monitor the distribution expenses, it is able to determine the benefit of such expenditures in deciding whether to continue the Plan.

For the fiscal year ended November 30, 2014, distribution-related expenditures primarily intended to result in the sale of the MBS Fund’s Investor Class shares that were made by the MBS Fund totaled $16,452 and the distribution-related expenditures primarily intended to result in the sale of the Short Duration Fund’s Investor Class shares that were made by the Short Duration Fund totaled $2,329.  As of the fiscal year ended November 30, 2014, the Class A shares of the MBS Fund had not yet commenced operations; therefore, no distribution and service related expenditures under the plan were paid as of such date.  The following table shows the dollar amounts by category allocated to each Fund’s Investor Class shares for distribution-related expenses:

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MBS Fund – Investor Class

Actual Rule 12b-1 Expenditures Paid by the Fund During the Fiscal Year Ended November 30, 2014
Total Dollars Allocated
Advertising/Marketing	$ 1,912
Printing/Postage	$ 19
Payment to distributor	$ 5,127
Payment to dealers	$ 9,394
Compensation to sales personnel	$ 0
Interest, carrying, or other financing charges	$ 0
Other	$ 0
Total	$ 16,452

Short Duration Fund – Investor Class

Actual Rule 12b-1 Expenditures Paid by the Fund During the Fiscal Year Ended November 30, 2014*
Total Dollars Allocated
Advertising/Marketing	$ 128
Printing/Postage	$ 5
Payment to distributor	$ 1,979
Payment to dealers	$ 217
Compensation to sales personnel	$ 0
Interest, carrying, or other financing charges	$ 0
Other	$ 0
Total	$ 2,329
* The distribution-related expenditures for the Short Duration Fund prior March 28, 2014 were expenditures accrued by the Predecessor Fund.

MARKETING AND SUPPORT PAYMENTS

The Adviser, out of its own resources and without additional cost to the Funds or its shareholders, may provide additional cash payments or other compensation to certain financial intermediaries who sell shares of the Funds. Such payments may be divided into categories as follows:

Support Payments.  Payments may be made by the Adviser to certain financial intermediaries in connection with the eligibility of the Funds to be offered in certain programs and/or in connection with meetings between the Funds’ representatives and financial intermediaries and their sales representatives. Such meetings may be held for various purposes, including providing education and training about the Funds and other general financial topics to assist financial intermediaries’ sales representatives in making informed recommendations to, and decisions on behalf of, their clients.

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Entertainment, Conferences and Events.  The Adviser also may pay cash or non-cash compensation to sales representatives of financial intermediaries in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainments; and/or (iii) sponsorship support for the financial intermediary’s client seminars and cooperative advertising.  In addition, the Adviser pays for exhibit space or sponsorships at regional or national events of financial intermediaries.

The prospect of receiving, or the receipt of additional payments or other compensation as described above by financial intermediaries may provide such intermediaries and/or their salespersons with an incentive to favor sales of shares of the Funds, and other mutual funds whose affiliates make similar compensation available, over sale of shares of mutual funds (or non-mutual fund investments) not making such payments.  You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to the Funds’ shares.

CODES OF ETHICS

The Trust, the Adviser and the Distributor, as defined below, have each adopted separate Codes of Ethics under Rule 17j-1 of the 1940 Act.  These Codes permit, subject to certain conditions, access persons of the Adviser and Distributor to invest in securities that may be purchased or held by the Funds.

PORTFOLIO HOLDINGS POLICY

The Adviser and the Funds maintain portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds.  These portfolio holdings disclosure policies have been approved by the Board.  Disclosure of the Funds’ complete holdings is required to be made quarterly within 60 days of the end of the fiscal quarter in the annual report and semi-annual report to Fund shareholders and in the quarterly holdings report on Form N-Q.  Lists of the Funds’ top ten portfolio holdings and sector allocation as of the most recent month end are available on the Funds’ website approximately five to ten business days after the month end.  The annual and semi-annual reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.

Pursuant to the Trust’s portfolio holdings disclosure policies, information about the Funds’ portfolio holdings is not distributed to any person unless:

▪	The disclosure is required pursuant to a regulatory request, court order or is legally required in the context of other legal proceedings;

▪
The disclosure is made to a mutual fund rating and/or ranking organization, or person performing similar functions, who is subject to a duty of confidentiality, including a duty not to trade on any non-public information;

▪
The disclosure is made to internal parties involved in the investment process, administration, operation or custody of the Funds, including, but not limited to USBFS and the Trust’s Board of Trustees, attorneys, auditors or accountants;

▪	The disclosure is made: (a) in connection with a quarterly, semi-annual or annual report that is available to the public; or (b) relates to information that is otherwise available to the public; or

▪	The disclosure is made with the prior written approval of either the Trust’s CCO or his or her designee.

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Certain of the persons listed above receive information about the Funds’ portfolio holdings on an ongoing basis.  The Funds believe that these third parties have legitimate objectives in requesting such portfolio holdings information and operate in the best interest of the Funds’ shareholders.  These persons include:

▪	A mutual fund rating and/or ranking organization, or person performing similar functions, who is subject to a duty of confidentiality, including a duty not to trade on any non-public information;

▪
Rating and/or ranking organizations, specifically: Lipper; Morningstar; Standard & Poor’s; Bloomberg; Vickers-Stock Research Corporation; Thomson Financial; and Capital-Bridge, all of which currently receive such information between the fifth and tenth business day of the month following the end of a calendar quarter; or

▪
Internal parties involved in the investment process, administration, operation or custody of the Funds, specifically: USBFS; the Trust’s Board of Trustees; and the Trust’s attorneys and accountants (currently, Paul Hastings and Tait, respectively), all of which typically receive such information after it is generated.

Any disclosures to additional parties not described above is made with the prior written approval of either the Trust’s CCO or his or her designee, pursuant to the Trust’s Policy and Procedures Regarding Disclosure of Portfolio Holdings.

The CCO or designated officer of the Trust will approve the furnishing of non-public portfolio holdings to a third party only if they consider the furnishing of such information to be in the best interest of each Funds and their shareholders and if no material conflict of interest exists regarding such disclosure between shareholders interest and those of the Adviser, Distributor or any affiliated person of the Funds.   No consideration may be received by the Funds, the Adviser, any affiliate of the Adviser or their employees in connection with the disclosure of portfolio holdings information.  The Board receives and reviews annually a list of the persons who receive non-public portfolio holdings information and the purpose for which it is furnished.

DETERMINATION OF SHARE PRICE

The NAV of the Funds is determined as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m., Eastern Time), each day the NYSE is open for business.  The NYSE annually announces the days on which it will not be open for trading.  It is expected that the NYSE will not be open for trading on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday/Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

NAV is calculated by adding the value of all securities and other assets attributable to each Fund (including interest and dividends accrued, but not yet received), then subtracting liabilities attributable to a Fund (including accrued expenses).  The net asset amount attributable to the Class A shares, Institutional Class shares and Investor Class shares is divided by the number of shares held by investors of each applicable class.

Generally, a Fund’s investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Trust’s Valuation Committee pursuant to procedures approved by or under the direction of the Board.  Pursuant to those procedures, the Valuation Committee considers, among other things:  (1) the last sales price on the securities exchange, if any, on which a security is primarily traded; (2) the mean between the bid and asked prices; (3) price quotations from an approved pricing service; and (4) other factors as necessary to determine a fair value under certain circumstances.

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Securities primarily traded in the NASDAQ Global Market® for which market quotations are readily available shall be valued using the NASDAQ® Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  OTC securities which are not traded in the NASDAQ Global Market® shall be valued at the most recent sales price.  Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith under procedures approved by or under the direction of the Board.

Debt securities are valued on the basis of valuations provided by independent third-party pricing services, approved by the Board, or at fair value as determined in good faith by procedures approved by the Board.  Any such pricing service, in determining value, will use information with respect to transactions in the securities being valued, quotations from dealers, market transactions in comparable securities, analyses and evaluations of various relationships between securities and yield to maturity information.

The Funds’ securities, including ADRs, EDRs and GDRs, which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price.  Securities that are traded on more than one exchange are valued on the exchange determined by the Adviser to be the primary market.

In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time a Fund’s NAV is calculated (such as a significant surge or decline in the U.S. or other markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day.  If such events occur, a Fund will value foreign securities at fair value, taking into account such events, in calculating the NAV.  In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating a Fund’s NAV in advance of the time the NAV is calculated.  The Adviser anticipates that a Fund’s portfolio holdings will be fair valued only if market quotations for those holdings are considered unreliable or are unavailable.

An option that is written or purchased by a Fund shall be valued using composite pricing via the National Best Bid and Offer quotes.  Composite pricing looks at the last trade on the exchange where the option is traded.  If there are no trades for an option on a given business day, as of closing, a Fund will value the option at the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.  For options where market quotations are not readily available, fair value shall be determined by the Trust’s Valuation Committee.

All other assets of a Fund are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The information provided below supplements the information contained in the Prospectus regarding the purchase and redemption of Fund shares.

How to Buy Shares
You may purchase shares of the Funds from securities brokers, dealers or financial intermediaries (collectively, “Financial Intermediaries”).  Investors should contact their Financial Intermediary directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged.  The Funds may enter into arrangements with certain Financial Intermediaries whereby such Financial Intermediaries are authorized to accept your order on behalf of the Funds.  If you transmit your order to these Financial Intermediaries before the close of regular trading (generally 4:00 p.m., Eastern Time) on a day that the NYSE is open for business, shares will be purchased at the appropriate per share price next computed after it is received by the Financial Intermediary.  Investors should check with their Financial Intermediary to determine if it participates in these arrangements.  A Fund will be deemed to have received a purchase order when a Financial Intermediary or, if applicable, a Financial Intermediary’s authorized designee, receives the order.

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The public offering price of Fund shares is the NAV per share.  For Class A shares of the MBS Fund the public offering price is the NAV per share plus any applicable sales charge.  Shares are purchased at the public offering price next determined after the Transfer Agent receives your order in good order.  In most cases, in order to receive that day’s public offering price, the Transfer Agent must receive your order in good order before the close of regular trading on the NYSE, normally 4:00 p.m., Eastern Time.

The Trust reserves the right in its sole discretion (i) to suspend the continued offering of the Fund’s shares, and (ii) to reject purchase orders in whole or in part when in the judgment of the Adviser or the Distributor such rejection is in the best interest of a Funds.

Additionally, a Funds’ minimum investment requirements may be waived by the Adviser, and for the following types of shareholders:

•
current and retired employees, directors/trustees and officers of the Trust, the Adviser and its affiliates and certain family members of each of them (i.e., spouse, domestic partner, child, parent, sibling, grandchild and grandparent, in each case including in-law, step and adoptive relationships);

•	any trust, pension, profit sharing or other benefit plan for current and retired employees, directors/trustees and officers of the Adviser and its affiliates;

•
current employees of the Transfer Agent, broker-dealers who act as selling agents for the Funds, intermediaries that have marketing agreements in place with the Adviser and the immediate family members of any of them;

•	existing clients of the Adviser, their employees and immediate family members of such employees;

•	registered investment advisers who buy through a broker-dealer or service agent who has entered into an agreement with the Distributor; and

•	qualified broker-dealers who have entered into an agreement with the Distributor.

In addition to cash purchases, Fund shares may be purchased by tendering payment in-kind in the form of shares of stock, bonds or other securities.  Any securities used to buy Fund shares must be readily marketable, their acquisition consistent with a Fund’s investment objectives and otherwise acceptable to the Adviser and the Board.

Sales Charges and Dealer Reallowance (MBS Fund Only)
Class A shares of the MBS Fund are retail shares that require that you pay a sales charge when you invest unless you qualify for a reduction or waiver of the sales charge.  Class A shares are also subject to Rule 12b-1 fees (or distribution and service fees) of up to 0.25% of average daily net assets that are assessed against the shares of the MBS Fund.

If you purchase Class A shares of the MBS Fund you will pay the NAV next determined after your order is received plus a sales charge (shown in percentages below) depending on the amount of your investment.  The sales charge does not apply to shares purchased with reinvested dividends.  The sales charge is calculated as follows and the portion of the initial sales charge the Distributor re-allows to dealers is as shown in the far right column:

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Investment Amount	Sales Charge as a % of Offering Price(1)	Sales Charge as a % of Net Amount Invested	Dealer Reallowance
Less than $100,000	2.00%	2.04%	2.00%
$100,000 to $249,999	1.60%	1.63%	1.60%
$250,000 to $499,999	1.15%	1.16%	1.15%
$500,000 to $999,999	0.90%	0.91%	0.90%
$1 million or more (2)	None	None	0.50%(3)
(1)
Offering price includes the front-end sales load.  The sales charge you pay may differ slightly from the amount set forth above because of rounding that occurs in the calculation used to determine your sales charge.

(2)
Class A shares that are purchased at NAV in amounts of $1 million or more may be assessed a 0.50% CDSC, if they are redeemed within 18 months from the date of purchase. The CDSC will be applied on the lesser of the original purchase price or the current value of the shares being redeemed.  Increases in the value of your shares or shares acquired through reinvestment of dividends or distributions are not subject to a CDSC.

(3)
The Adviser intends to pay a commission to financial advisors who place an order for a single purchaser based on a shareholder’s cumulative purchases.  Such commissions are paid at the rate of 0.50% of the amount over $1 million.

The Distributor retains the entire initial sales charge on accounts with no authorized dealer of record.

Breakpoints/Volume Discounts and Sales Charge Waivers
Reducing Your Sales Charge.  You may be able to reduce the sales charge on Class A shares of the Fund based on the combined market value of your accounts.  If you believe you are eligible for any of the following reductions or waivers, it is up to you to ask the selling agent or shareholder servicing agent for the reduction and to provide appropriate proof of eligibility.

•	You pay no sales charges on Fund shares you buy with reinvested distributions.

•	You pay a lower sales charge if you are investing an amount over a specific breakpoint level as indicated by the above table.

•	You pay no sales charges on Fund shares you purchase with the proceeds of a redemption of Class A shares within 120 days of the date of the redemption.

•
By signing a Letter of Intent (LOI), you pay a lower sales charge now in exchange for promising to invest an amount over a specified breakpoint within the next 13 months.  Any shares purchased within 90 days of the date you sign the LOI may be used as credit towards completion, but the reduced sales charge will only apply to new purchases made on or after that date.  Reinvested dividends and capital gains do not count as purchases made during this period.  The Transfer Agent will hold in escrow shares equal to approximately 5% of the amount you say you intend to buy.  If you do not invest the amount specified in the LOI before the expiration date, the Transfer Agent will redeem enough escrowed shares to pay the difference between the reduced sales load you paid and the sales load you should have paid.  Otherwise, the Transfer Agent will release the escrowed shares when you have invested the agreed amount.  For example, an investor has $75,000 to invest in a Fund, but intends to invest an additional $2,000 per month for the next 13 months for a total of $101,000.  Based on the above breakpoint schedule, by signing the LOI, the investor pays a front-end load of 1.60% rather than 2.00%.  If the investor fails to meet the intended LOI amount in the 13-month period, however, the Fund will charge the higher sales load retroactively.

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•
Rights of Accumulation (“ROA”) allow you to combine Class A shares you already own in order to reach breakpoint levels and to qualify for sales load discounts on subsequent purchases of Class A shares.  The purchase amount used in determining the sales charge on your purchase will be calculated by multiplying the NAV by the number of Class A shares of the Fund already owned and adding the dollar amount of your current purchase.  For example, an individual has a $55,000 investment in a Fund, which was sold with a 2.00% front-end load.  The investor intends to open a second account and purchase $50,000 of the Fund.  Using ROA, the new $50,000 investment is combined with the existing $55,000 investment to reach the $100,000 breakpoint, and the sales charge on the new investment is 1.60% (rather than the 2.00% for a single transaction amount).

Eligible Accounts.  Certain accounts may be aggregated for ROA eligibility, including your current investment in the Fund, and previous investments you and members of your primary household group have made in the Fund, provided your investment was subject to a sales charge.  (Your primary household group consists of you, your spouse, child, stepchild, parent, sibling, grandchild and grandparent, in each case including in-law and adoptive relationships.)  Specifically, the following accounts are eligible to be included in determining the sales charge on your purchase, if a sales charge has been paid on those purchases:

•	Individual or joint accounts held in your name;
•	Trust accounts for which you or a member of your primary household group, individually, is the beneficiary; and
•	Accounts held in the name of you or your spouse’s sole proprietorship or single owner limited liability company or S corporation.

The following accounts are not eligible to be included in determining ROA eligibility:

•	Investments in Class A shares where the sales charge was waived.

Waiving Your Sales Charge.  The Fund’s Adviser reserves the right to waive the sales charges for certain groups or classes of shareholders.  If you fall into any of the following categories, you can buy Class A shares at NAV per share without a sales charge:

•	Current and retired employees, directors/trustees and officers of:
i.	The Trust; and
ii.	The Adviser and its affiliates;
iii.	Family members (spouse, domestic partner, parents, grandparents, children, grandchildren and siblings (including step and in-law)) of (i)-(ii); and

•	Any trust, pension, profit sharing or other benefit plan for current employees, directors/trustees and officers of the Adviser and its affiliates;

•	Current employees of:
i.	The Transfer Agent;
ii.	broker-dealers who act as selling agents for the Funds/Trust;
iii.	family members (spouse, domestic partner, parents, grandparents, children, grandchildren and siblings (including step and in-law)) of (i)-(ii);

•
Purchases for the benefit of the clients of brokers, dealers, and registered investment advisers if such brokers, dealers, or investment advisers have entered into an agreement with the Distributor providing specifically for the purchase of Class A shares in connection with special investment products, such as wrap accounts or similar fee-based programs.  Investors may be charged a fee when effecting transactions in Class A shares through a broker or agent that offers these special investment products;

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•
Purchases by retirement plans that are maintained on retirement platforms sponsored by financial intermediary firms, provided the financial intermediary firms have entered into a Class A NAV agreement with respect to such retirement platforms;

•
Waiver of Class A sales charge for financial intermediaries who have entered into an agreement with the Distributor to offer shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to its customers; and

•	Purchases resulting from the reinvestment of a distribution

The Trust also reserves the right to enter into agreements that reduce or eliminate sales charges for other groups or classes of shareholders, including for Fund shares included in other investment plans such as “wrap accounts.”  If you own Fund shares as part of another account or package, such as an IRA or a sweep account, you should read the terms and conditions that apply for that account.  Those terms and conditions may supersede the terms and conditions discussed here.  Contact your Broker for further information.

How to Sell Shares and Delivery of Redemption Proceeds
You can sell your Fund shares any day the NYSE is open for regular trading, either directly to the Funds or through your Financial Intermediary. A Fund will be deemed to have received a redemption order when a Financial Intermediary or, if applicable, a Financial Intermediary’s authorized designee, receives the order.

Payments to shareholders for shares of the Funds redeemed directly from the Funds will be made as promptly as possible, but no later than seven days after receipt by the Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that the Funds may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of a Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Funds’ shareholders.  Under unusual circumstances, a Fund may suspend redemptions, or postpone payment for more than seven days, but only as authorized by SEC rules.

The value of shares on redemption or repurchase may be more or less than the investor’s cost, depending upon the market value of the Fund’s portfolio securities at the time of redemption or repurchase.

Telephone Redemptions
Shareholders with telephone transaction privileges established on their account may redeem Fund shares by telephone.  Upon receipt of any instructions or inquiries by telephone from the shareholder, a Fund or its authorized agents may carry out the instructions and/or respond to the inquiry consistent with the shareholder’s previously established account service options.  For joint accounts, instructions or inquiries from either party will be carried out without prior notice to the other account owners.  In acting upon telephone instructions, a Fund and its agents use procedures that are reasonably designed to ensure that such instructions are genuine.  These include recording all telephone calls, requiring pertinent information about the account and sending written confirmation of each transaction to the registered owner.

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USBFS will employ reasonable procedures to confirm that instructions communicated by telephone are genuine.  If USBFS fails to employ reasonable procedures, a Fund and USBFS may be liable for any losses due to unauthorized or fraudulent instructions.  If these procedures are followed, however, to the extent permitted by applicable law, neither the Funds nor their agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request.  For additional information, contact USBFS.

Redemptions In-Kind
The Trust has filed an election under SEC Rule 18f-1 committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (in excess of the lesser of (i) $250,000 or (ii) 1% of a Fund’s assets).  The Funds have reserved the right to pay the redemption price of its shares in excess of the amounts specified by the rule, either totally or partially, by a distribution in-kind of portfolio securities (instead of cash).  The securities so distributed would be valued at the same amount as that assigned to them in calculating the NAV per share for the shares being sold.  A redemption, whether in cash or in-kind, is a taxable event for you.  If a shareholder receives a distribution in-kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

The Funds do not intend to hold any significant percentage of its portfolio in illiquid securities, although the Funds, like virtually all mutual funds, may from time to time hold a small percentage of securities that are illiquid.  In the unlikely event a Fund were to elect to make an in-kind redemption, a Fund expects that it would follow the normal protocol of making such distribution by way of a pro rata distribution based on its entire portfolio. If a Fund held illiquid securities, such distribution may contain a pro rata portion of such illiquid securities or a Fund may determine, based on a materiality assessment, not to include illiquid securities in the in-kind redemption.  The Funds do not anticipate that they would ever selectively distribute a greater than pro rata portion of any illiquid securities to satisfy a redemption request.  If such securities are included in the distribution, shareholders may not be able to liquidate such securities and may be required to hold such securities indefinitely.  Shareholders’ ability to liquidate such securities distributed in-kind may be restricted by resale limitations or substantial restrictions on transfer imposed by the issuers of the securities or by law.  Shareholders may only be able to liquidate such securities distributed in-kind at a substantial discount from their value, and there may be higher brokerage costs associated with any subsequent disposition of these securities by the recipient.

Conversion Feature
If consistent with your financial intermediary’s program, Investor Class shares of the Funds and Class A shares of the MBS Fund that have been purchased by a financial intermediary on behalf of clients participating in (i) 401(k) plans, Section 457 deferred compensation plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans or (ii) investment programs in which the clients pay a fixed or asset-based fee, may be converted into Institutional Class shares of the Funds if the financial intermediary satisfies any then-applicable eligibility requirements for investment in Institutional Class shares of the Funds.  Any such conversion will be effected at NAV without the imposition of any fee or other charges by the Funds.   Please contact your financial intermediary about any fees that it may charge.

DISTRIBUTIONS AND TAX INFORMATION

Distributions
Dividends from net investment income are generally made monthly and distributions from net profits from the sale of securities are generally made annually.  Also, the Funds typically distribute any undistributed net investment income on or about December 31 of each year.  Any net capital gains realized through the period ended October 31 of each year will also be distributed by December 31 of each year.

Each distribution by a Fund is accompanied by a brief explanation of the form and character of the distribution.  In January of each year, the Funds will issue to each shareholder a statement of the federal income tax status of all distributions.

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Tax Information
Each series of the Trust is treated as a separate entity for federal income tax purposes.  The Funds, as series of the Trust, intend to qualify and elect to be treated as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), provided they comply with all applicable requirements regarding the source of its income, diversification of its assets and timing and amount of distributions.  The Funds’ policy is to distribute to its shareholders all of its investment company taxable income and any net realized long term capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Funds will not be subject to any federal income or excise taxes.  If the Funds do not qualify as a regulated investment companies, they will be taxed as a regular corporation and will not be entitled to deduct the dividends paid to shareholders.  The Funds can give no assurances that distributions will be sufficient to eliminate all taxes.  To avoid the non-deductible excise tax, the Funds must also distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98.2% of the excess of its realized capital gains over its realized capital losses for the 12 month period ending on October 31 during such year, and (iii) any amounts from the prior calendar year that were not distributed and on which no federal income tax was paid by the Funds or shareholders.

Net investment income generally consists of interest and dividend income, less expenses.  Net realized capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the Funds.  Capital losses sustained and not used in a taxable year may be carried forward indefinitely to offset income of the Funds in future years.

Distributions of net investment income and net short term capital gains are taxable to shareholders as ordinary income.  Dividends from the Funds and gains from the sale of a Fund’s shares are subject to the federal 3.8% Medicare tax on net investment income applicable to taxpayers in the higher income brackets.

Any long-term capital gain distributions are taxable to shareholders as long-term capital gains regardless of the length of time shares have been held.  Capital gains distributions are not eligible for the dividends received deduction for corporate shareholders.  There is no requirement that the Fund take into consideration any tax implications when implementing its investment strategy.  Distributions of any net investment income and net realized capital gains will be taxable as described above, whether received in shares or in cash.  Shareholders who choose to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the NAV of a share on the reinvestment date.  Distributions are generally taxable when received or deemed to be received.  However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31.  Distributions are includable in alternative minimum taxable income in computing a shareholder’s liability for the alternative minimum tax.  Shareholders should note that the Funds may make taxable distributions of income and capital gains even when share values have declined.

The Funds may be subject to foreign withholding taxes on dividends and interest earned with respect to securities of foreign corporations.

Redemption of Fund shares may result in recognition of a taxable gain or loss.  Any loss realized upon redemption or sale of shares within six months from the date of their purchase will be treated as a long term capital loss to the extent of any amounts treated as distributions of long term capital gains during such six-month period.  Any loss or sale realized upon a redemption or sale may be disallowed under certain wash sale rules to the extent shares of the Funds are purchased (through reinvestment of distributions or otherwise) within 30 days before or after the redemption.

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Under the Code, the Funds will be required to report to the Internal Revenue Service (“IRS”) all distributions of taxable income and capital gains as well as gross proceeds from the redemption of Fund shares, except in the case of exempt shareholders, which includes most corporations.  Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to withholding of federal income tax at the rate of 28% in the case of non-exempt shareholders who fail to furnish the Funds with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law or if the IRS notifies the Funds that such backup withholding is required.  If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.  Corporate and other exempt shareholders should provide the Funds with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding.  Backup withholding is not an additional tax and any amounts withheld may be credited against a shareholder’s ultimate federal income tax liability if proper documentation is provided.  The Funds reserve the right to refuse to open an account for any person failing to provide a certified taxpayer identification number.

The Foreign Account Tax Compliance Act (“FATCA”).  A 30% withholding tax on a Fund’s distributions, including capital gains distributions, and on gross proceeds from the sale or other disposition of shares of a Fund generally applies if paid to a foreign entity unless:  (i) if the foreign entity is a “foreign financial institution,” it undertakes certain due diligence, reporting, withholding and certification obligations, (ii) if the foreign entity is not a “foreign financial institution,” it identifies certain of its U.S. investors or (iii) the foreign entity is otherwise excepted under FATCA.  If applicable, and subject to any intergovernmental agreement, withholding under FATCA is required:  (i) generally with respect to distributions from the Funds; and (ii) with respect to certain capital gains distributions and gross proceeds from a sale or disposition of Fund shares that occur on or after January 1, 2017.  If withholding is required under FATCA on a payment related to your shares, investors that otherwise would not be subject to withholding (or that otherwise would be entitled to a reduced rate of withholding) on such payment generally will be required to seek a refund or credit from the IRS to obtain the benefits of such exemption or reduction.  The Funds will not pay any additional amounts in respect to amounts withheld under FATCA.  You should consult your tax advisor regarding the effect of FATCA based on your individual circumstances.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates.  Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Funds, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income.

This discussion and the related discussion in the Prospectus have been prepared by Fund management.  The information above is only a summary of some of the tax considerations generally affecting the Funds and their shareholders.  No attempt has been made to discuss individual tax consequences and this discussion should not be construed as applicable to all shareholders’ tax situations.  Investors should consult their own tax advisors to determine the suitability of the Funds and the applicability of any state, local or foreign taxation.  No rulings with respect to tax matters of the Funds will be sought from the Internal Revenue Service.  Paul Hastings has expressed no opinion in respect of the foreign or tax information in the Prospectus.

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ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”).  In order to ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Fund’s Distributor and Transfer Agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including Office of Foreign Asset Control (“OFAC”), and a complete and thorough review of all new opening account applications.  The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

GENERAL INFORMATION

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in the Funds.  Each share represents an interest in the Fund proportionately equal to the interest of each other share.  Upon a Fund’s liquidation, all shareholders would share pro rata in the net assets of the Funds available for distribution to shareholders.

With respect to the Funds, the Trust may offer more than one class of shares.  The Trust has adopted a Multiple Class Plan pursuant to Rule 18f-3 under the 1940 Act, detailing the attributes of each class of the Funds, and has reserved the right to create and issue additional series or classes.  Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class.  Currently, the MBS Fund offers three share classes – Institutional Class shares, Investor Class shares and Class A shares and the Short Duration Fund offer two share classes – Institutional Class shares and Investor Class shares.

The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class.  Expenses of the Trust which are not attributable to a specific series or class are allocated among all the series in a manner believed by management of the Trust to be fair and equitable.  Shares have no pre-emptive rights.  Shares, when issued, are fully paid and non-assessable, except as set forth below.  Shareholders are entitled to one vote for each share held.  Shares of each series or class generally vote together, except when required under federal securities laws to vote separately on matters that only affect a particular class, such as the approval of distribution plans for a particular class.

The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of a series or class when, in the judgment of the Trustees, it is necessary or desirable to submit matters for a shareholder vote.  Shareholders have, under certain circumstances, the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees.  Shareholders also have, in certain circumstances, the right to remove one or more Trustees without a meeting.  No material amendment may be made to the Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of each portfolio affected by the amendment.  The Declaration of Trust provides that, at any meeting of shareholders of the Trust or of any series or class, a Shareholder Servicing Agent may vote any shares as to which such Shareholder Servicing Agent is the agent of record and which are not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares of that portfolio otherwise represented at the meeting in person or by proxy as to which such Shareholder Servicing Agent is the agent of record.  Any shares so voted by a Shareholder Servicing Agent will be deemed represented at the meeting for purposes of quorum requirements.  Any series or class may be terminated (i) upon the merger or consolidation with, or the sale or disposition of all or substantially all of its assets to, another entity, if approved by the vote of the holders of two thirds of its outstanding shares, except that if the Board recommends such merger, consolidation or sale or disposition of assets, the approval by vote of the holders of a majority of the series’ or class’ outstanding shares will be sufficient, or (ii) by the vote of the holders of a majority of its outstanding shares, or (iii) by the Board by written notice to the series’ or class’ shareholders.  Unless each series and class is so terminated, the Trust will continue indefinitely.

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The Declaration of Trust also provides that the Trust shall maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities.  Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

The Declaration of Trust does not require the issuance of stock certificates.  If stock certificates are issued, they must be returned by the registered owners prior to the transfer or redemption of shares represented by such certificates.

Rule 18f-2 under the 1940 Act provides that as to any investment company which has two or more series outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a “majority” (as defined in the Rule) of the voting securities of each series affected by the matter.  Such separate voting requirements do not apply to the election of Trustees or the ratification of the selection of accountants.  The Rule contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series.  A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.

FINANCIAL STATEMENTS

The annual report to shareholders for the Funds for the fiscal year ended November 30, 2014, is a separate document supplied with this SAI, and the financial statements, accompanying notes and report of independent registered public accounting firm appearing therein are incorporated by reference into this SAI.  The semi-annual report for the Funds for the fiscal period ended May 31, 2015, is a separate document provided upon request and the unaudited financial statements and accompanying notes are incorporated by reference into this SAI.

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APPENDIX A

General Credit Ratings

Moody’s Investors Service, Inc.

Aaa	Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.
Aa	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.
A	Obligations rated A are considered upper-medium grade and are subject to low credit risk.
Baa	Obligations rated Baa are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.
Ba	Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.
B	Obligations rated B are considered speculative and are subject to high credit risk.
Caa	Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.
Ca	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
C	Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa.  The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Standard & Poor’s Ratings Group
Long-Term Issue Credit Ratings

Category	Definition
AAA	An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.
AA	An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.
A
An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated ‘BBB’ exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB; B; CCC; CC; and C
Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest.  While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

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BB
An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.  In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC	An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.
C
A ‘C’ rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default.  Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

D
An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within five business days, irrespective of any grace period.  The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.  An obligation’s rating is lowered to ‘D’ upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

NR
This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

*The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

Short-Term Issue Credit Ratings

Category	Definition
A-1
A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s.  The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

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A-2
A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3
A short-term obligation rated ‘A-3’ exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B
A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics.  The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitments.

C
A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D
A short-term obligation rated ‘D’ is in payment default.  The ‘D’ rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within any stated grace period.  However, any stated grace period longer than five business days will be treated as five business days.  The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

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APPENDIX B

Commercial Paper Ratings

Moody’s Investors Service, Inc.
Prime-1--Issuers (or related supporting institutions) rated “Prime-1” have a superior ability for repayment of senior short-term debt obligations.  “Prime-1” repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers (or related supporting institutions) rated “Prime-2” have a strong ability for repayment of senior short-term debt obligations.  This will normally be evidenced by many of the characteristics cited above but to a lesser degree.  Earnings trends and coverage ratios, while sound, will be more subject to variation.  Capitalization characteristics, while still appropriate, may be more affected by external conditions.  Ample alternative liquidity is maintained.

Standard & Poor’s Ratings Group
A-1--This highest category indicates that the degree of safety regarding timely payment is strong.  Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory.  However, the relative degree of safety is not as high as for issues designated “A-1”.

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PART C
Semper MBS Total Return Fund (“Semper MBS Fund”)
Semper Short Duration Fund (“Semper Short Duration Fund”)

OTHER INFORMATION

Item 28.  Exhibits

(a)	Agreement and Declaration of Trust dated October 3, 1996, was previously filed with the Trust’s Registration Statement on Form N-1A on December 6, 1996, and is incorporated herein by reference.

(b)
Amended and Restated By-Laws dated June 27, 2002, were previously filed with Post-Effective Amendment No. 113 to the Trust’s Registration Statement on Form N-1A on January 28, 2003, and are incorporated herein by reference.

(c)	Instruments Defining Rights of Security Holders are incorporated by reference into the Trust’s Agreement and Declaration of Trust and Amended and Restated By-Laws.

(d)
Investment Advisory Agreement (Semper MBS Fund and Semper Short Duration Fund) dated March 9, 2015, between the Trust and Semper Capital Management, L.P., was previously filed with Post-Effective Amendment No. 647 to the Trust’s Registration Statement on Form N-1A on March 30, 2015, and is incorporated herein by reference.

(e)
Distribution Agreement (Semper MBS Fund) dated June 28, 2013, was previously filed with Post-Effective Amendment No. 522 to the Trust’s Registration Statement on Form N-1A on July 18, 2013, and is incorporated herein by reference.

(i)
First Amendment (Semper Short Duration Fund) to the Distribution Agreement dated December 5, 2013, was previously filed with Post-Effective Amendment No. 577 to the Trust’s Registration Statement on Form N-1A on March 24, 2014, and is incorporated herein by reference.

(ii) Second Amendment to the Distribution Agreement – to be filed by amendment.

(f)	Bonus or Profit Sharing Contracts – not applicable.

(g)
Amended and Restated Custody Agreement dated December 6, 2012, was previously filed with Post-Effective Amendment No. 474 to the Trust’s Registration Statement on Form N-1A on January 23, 2013, and is incorporated herein by reference.

(i)
Amendment (Semper MBS Fund) dated June 28, 2013 to the Amended and Restated Custody Agreement was previously filed with Post Effective Amendment No. 522 to the Trust’s Registration Statement on Form N-1A on July 18, 2013, and is incorporated herein by reference.

(ii)
Amendment (Semper Short Duration Fund) dated December 5, 2013 to the Amended and Restated Custody Agreement was previously filed with Post-Effective Amendment No. 577 to the Trust’s Registration Statement on Form N-1A on March 24, 2014, and is incorporated herein by reference.

(h)	Other Material Contracts

(i)
Fund Administration Servicing Agreement dated June 8, 2006, was previously filed with Post-Effective Amendment No. 222 to the Trust’s Registration Statement on Form N-1A on June 28, 2006, and is incorporated herein by reference.

(A)
Amendment (Semper MBS Fund) dated June 28, 2013 to the Fund Administration Servicing Agreement, was previously filed with Post Effective Amendment No. 522 to the Trust’s Registration Statement on Form N-1A on July 18, 2013, and is incorporated herein by reference.

(B)
Amendment (Semper Short Duration Fund) dated December 5, 2013 to the Fund Administration Servicing Agreement, was previously filed with Post-Effective Amendment No. 577 to the Trust’s Registration Statement on Form N-1A on March 24, 2014, and is incorporated herein by reference.

(ii)
Transfer Agent Servicing Agreement dated June 8, 2006, was previously filed with Post-Effective Amendment No. 222 to the Trust’s Registration Statement on Form N-1A on June 28, 2006, and is incorporated herein by reference.

(A)
Addendum dated March 26, 2009, to the Transfer Agent Servicing Agreement was previously filed with Post-Effective Amendment No. 282 to the Trust’s Registration Statement on Form N-1A on April 21, 2009, and is incorporated herein by reference.

(B)
Amendment (Semper MBS Fund) dated June 28, 2013 to the Transfer Agent Servicing Agreement, was previously filed with Post Effective Amendment No. 522 to the Trust’s Registration Statement on Form N-1A on July 18, 2013, and is incorporated herein by reference.

(C)
Amendment (Semper Short Duration Fund) dated December 5, 2013 to the Transfer Agent Servicing Agreement, was previously filed with Post-Effective Amendment No. 577 to the Trust’s Registration Statement on Form N-1A on March 24, 2014, and is incorporated herein by reference.

(D)
Amendment (Semper MBS Fund and Semper Short Duration Fund) dated April 1, 2014, to the Transfer Agent Servicing Agreement, was previously filed with Post-Effective Amendment No. 647 to the Trust’s Registration Statement on Form N-1A on March 30, 2015, and is incorporated herein by reference.

(iii)
Fund Accounting Servicing Agreement dated June 8, 2006, was previously filed with Post-Effective Amendment No. 222 to the Trust’s Registration Statement on Form N-1A on June 28, 2006, and is incorporated herein by reference.

(A)
Amendment (Semper MBS Fund) dated June 28, 2013 to the Fund Accounting Servicing Agreement, was previously filed with Post Effective Amendment No. 522 to the Trust’s Registration Statement on Form N-1A on July 18, 2013, and is incorporated herein by reference.

(B)
Amendment (Semper Short Duration Fund) dated December 5, 2013 to the Fund Accounting Servicing Agreement, was previously filed with Post-Effective Amendment No. 577 to the Trust’s Registration Statement on Form N-1A on March 24, 2014, and is incorporated herein by reference.

(iv)
Operating Expenses Limitation Agreement (Semper MBS Fund and Semper Short Duration Fund) dated March 9, 2015, was previously filed with Post-Effective Amendment No. 647 to the Trust’s Registration Statement on Form N-1A on March 30, 2015, and is incorporated herein by reference.

	(A)	Amended Schedule A to the Operating Expenses Limitation Agreement – to be filed by amendment.

	(v)	Powers of Attorney

(A)
Power of Attorney (O’Connor, Rebhan, Redwine and Wofford) dated December 11, 2008, was previously filed with Post-Effective Amendment No. 275 to the Trust’s Registration Statement on Form N-1A on January 23, 2009, and is incorporated herein by reference.

(B)
Power of Attorney (Duree) dated January 29, 2014, was previously filed with Post-Effective Amendment No. 577 to the Trust’s Registration Statement on Form N-1A on March 24, 2014, and is incorporated herein by reference.

(i)	Legal Opinions

(A)
Legal Opinion (Semper MBS Fund) dated July 18, 2013, was previously filed with Post-Effective Amendment No. 522 to the Trust’s Registration Statement on Form N-1A on July 18, 2013, and is incorporated herein by reference.

(B)
Legal Opinion (Semper Short Duration Fund) dated March 24, 2014, was previously filed with Post-Effective Amendment No. 577 to the Trust’s Registration Statement on Form N-1A on March 24, 2014, and is incorporated herein by reference.

(j)	Consent of Independent Registered Public Accounting Firm – to be filed by amendment.

(k)	Omitted Financial Statements – not applicable.

(l)
Subscription Agreements dated February 25, 1997, were previously filed with Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A on February 28, 1997, and are incorporated herein by reference.

(m)	Amended and Restated Distribution and Service Plan (Rule 12b-1 Plan) – to be filed by amendment.

(n)	Amended and Restated Rule 18f-3 Plan – to be filed by amendment.

(o)	Reserved.

(p)	Codes of Ethics.

(i)
Code of Ethics for the Registrant dated March, 2014, was previously filed with Post-Effective Amendment No. 577 to the Trust’s Registration Statement on Form N-1A on March 24, 2014, and is incorporated herein by reference.

(ii)	Code of Ethics applicable to the Adviser dated August 12, 2015 – filed herewith.

(iii)
Code of Ethics for Access Persons of Quasar Distributors, LLC dated March 17, 2014, was previously filed with Post-Effective Amendment No. 577 to the Trust’s Registration Statement on Form N-1A on March 24, 2014, and is incorporated herein by reference.

Item 29.  Persons Controlled by or Under Common Control with Registrant.

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.  Indemnification.

Reference is made to Article VII of the Registrant’s Agreement and Declaration of Trust, Article VI of Registrant’s Amended and Restated By-Laws and Paragraph 7 of the Distribution Agreement.

Pursuant to Rule 484 under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the Securities Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the U.S. Securities and Exchange Commission (“SEC”) such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.”

Item 31.  Business and Other Connections of the Investment Adviser.

The response to this Item will be incorporated by reference to the Adviser’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC (File No. 801-42753), dated August 5, 2015.  The Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 32.  Principal Underwriter.

(a)           Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Academy Funds Trust	Jacob Funds, Inc.
Advisors Series Trust	Jensen Portfolio, Inc.
Aegis Funds	Kirr Marbach Partners Funds, Inc.
Allied Asset Advisors Funds	LKCM Funds
Alpha Architect ETF Trust	LoCorr Investment Trust
Alpine Equity Trust	Lord Asset Management Trust
Alpine Income Trust	MainGate Trust
Alpine Series Trust	Managed Portfolio Series
Angel Oak Funds Trust	Matrix Advisors Value Fund, Inc.
Appleton Funds	Merger Fund
Barrett Opportunity Fund, Inc.	Monetta Trust
Bridge Builder Trust	Nicholas Family of Funds, Inc.
Bridges Investment Fund, Inc.	Oaktree Funds
Brookfield Investment Funds	Permanent Portfolio Family of Funds, Inc.
Brown Advisory Funds	Perritt Funds, Inc.
Buffalo Funds	PRIMECAP Odyssey Funds
CG Funds Trust	Professionally Managed Portfolios
Compass EMP Funds Trust	Prospector Funds, Inc.
DoubleLine Funds Trust	Provident Mutual Funds, Inc.
ETF Series Solutions	Purisima Funds
Evermore Funds Trust	Rainier Investment Management Mutual Funds
FactorShares Trust	RBC Funds Trust
First American Funds, Inc.	Stone Ridge Trust
FundX Investment Trust	Stone Ridge Trust II
Glenmede Fund, Inc.	Stone Ridge Trust III
Glenmede Portfolios	Thompson IM Funds, Inc.
Greenspring Fund, Inc.	Trust for Professional Managers
Guinness Atkinson Funds	Trust for Advised Portfolios
Harding Loevner Funds, Inc.	USA Mutuals
Hennessy Funds Trust	Wall Street Fund, Inc.
Hotchkis & Wiley Funds	Westchester Capital Funds
Intrepid Capital Management Funds Trust	Wisconsin Capital Funds, Inc.
IronBridge Funds, Inc.	YCG Funds

(b)   To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike(1)	President, Board Member	None
Andrew M. Strnad(2)	Vice President, Secretary	None
Joe D. Redwine(1)	Board Member	None
Robert Kern(1)	Board Member	None
Susan LaFond(1)	Vice President, Treasurer	None
Joseph Bree(1)	Chief Financial Officer, Board Member	None
Teresa Cowan(1)	Senior Vice President, Assistant Secretary	None
John Kinsella(3)	Assistant Treasurer	None
Brett Scribner(3)	Assistant Treasurer	None

(1)This individual is located at 615 East Michigan Street, Milwaukee, Wisconsin, 53202.
(2)This individual is located at 6602 East 75th Street, Indianapolis, Indiana, 46250.
(3)This individual is located at 800 Nicollet Mall, Minneapolis, Minnesota, 55402.

Item 33.  Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202
Registrant’s Custodian	U.S. Bank National Association Custody Operations 1555 North River Center Drive, Suite 302 Milwaukee, WI 53212
Registrant’s Investment Adviser	Semper Capital Management, L.P. 42 Vanderbilt Avenue, 4th Floor New York, NY 10017-3851
Registrant’s Distributor	Quasar Distributors, LLC 615 East Michigan Street, 4th Floor Milwaukee, WI 53202

Item 34.  Management Services Not Discussed in Parts A and B.

Not Applicable.

Item 35.  Undertakings.

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act and the 1940 Act, the Registrant has duly caused this Post-Effective Amendment No. 671 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee and State of Wisconsin on the 16th day of October 2015.

Advisors Series Trust

By:/s/ Douglas G. Hess
Douglas G. Hess
President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 671 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Gail C. Duree*	Trustee	October 16, 2015
Gail C. Duree

Donald E. O’Connor*	Trustee	October 16, 2015
Donald E. O’Connor

George Rebhan*	Trustee	October 16, 2015
George Rebhan

George T. Wofford*	Trustee	October 16, 2015
George T. Wofford

Joe D. Redwine*	Trustee, Chairman and Chief	October 16, 2015
Joe D. Redwine	Executive Officer

/s/ Cheryl L. King	Treasurer and Principal	October 16, 2015
Cheryl L. King	Financial Officer

/s/ Douglas G. Hess	President and Principal	October 16, 2015
Douglas G. Hess	Executive Officer

*By: /s/ Douglas G. Hess		October 16, 2015
Douglas G. Hess Attorney-In Fact pursuant to Power of Attorney

EXHIBIT INDEX

Exhibit	Exhibit No.
Code of Ethics (Advisor)	EX.99.p.ii